UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21906
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                       Claymore Exchange-Traded Fund Trust
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               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
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               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                          ----------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: November 30, 2009
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:


ECONOMIC AND MARKET OVERVIEW

During the six-month period ended November 30, 2009, capital markets continued the recovery that began in March 2009, following a period of extreme dislocations in financial markets. The Standard & Poor's 500 Index, which is generally regarded as an indicator of the broad U.S. stock market, returned 20.50% for the six months ended November 30, 2009. The pace of recovery in international equity markets was similar to that of the U.S. stock markets with the Morgan Stanley Capital International ("MSCI") World Index, which measures performance of world equity markets, returning 19.53% for the same six-month period. The return differential between developed and emerging markets was not as significant over this period as it was in previous periods, though emerging markets did outperform. The MSCI Europe-Australasia-Far East Index ("EAFE") Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 19.65%, while the return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was 24.56% over the same period.

In the bond market, lower rated issues performed better than the highest rated bonds, reflecting investors' increasing willingness to embrace credit risk. The Barclays Capital U.S. Aggregate Bond Index, which measures the return of the investment grade rated segment of the U.S. bond market as a whole, returned 6.21% for the six months ended November 30, 2009. The return of the Barclays U.S. Corporate High Yield Index, which measures performance of high yield bonds, often referred to as "junk bonds," was 20.80%. The Barclays U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned 3.25%. Reflecting the Federal Reserve's highly accommodative monetary policy, interest rates on short-term securities were at their lowest levels in many years: the return of the Barclays U.S. Treasury Bill 1-3 Months Index was 0.08% for the period.

The U.S. equity market demonstrated considerable resiliency during the last few weeks of the period. The bond market strengthened throughout the period, with credit spreads narrowing, the availability of credit improving and liquidity returning to the markets. Strength in the markets, despite economic news that was not entirely positive, seems to indicate that investors believe the economy and markets will improve in the months ahead. In late October, the Bureau of Economic Analysis of the U.S. Department of Commerce reported positive growth in real gross domestic product (GDP) for the third quarter of 2009. While most economists believe that a period of economic recovery began in the summer of 2009, the National Bureau of Economic Research ("NBER") has not yet officially declared an end to the recession that began in December 2007.

Business indicators, particularly statistics on inventory and business investment, have begun to strengthen. The housing market has shown some signs of improvement, although recovery will likely be constrained by excess supply. The Federal Reserve has indicated that it will keep short-term rates near zero until they are confident that the economy is progressing toward a self-sustaining recovery. As powerful as these factors are in spurring a recovery, because the U.S. economy is largely driven by consumer activity, stabilization or improvement in the labor markets is essential for a consumer-led recovery. Recent employment reports raise the probability that the U.S. economy will begin to experience job growth, which should support economic growth, in 2010. World economies also appear to be recovering from a severe economic and financial crisis, with particular strength in emerging Asian markets.

FUND OVERVIEW

The CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF, NYSE ARCA TICKER MZN (the "Fund"), ceased trading on the NYSE Arca, Inc. on December 11, 2009. All shareholders of record on December 18, 2009 were paid the value of their shares effective on that date.

The Fund sought investment results that corresponded generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Information Super Sector Index (the "Index").

The Index is designed to identify and track companies in industries that support and facilitate the exchange of ideas and information as a basis for commerce. Eligible Index securities include the total investable universe of the software, hardware, media and telecommunications sectors. Morningstar Inc. ("Morningstar"), the Fund's index provider, classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund at all times invested at least 90% of its total assets in securities that comprise the Index and investments with economic characteristics substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), sought a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally invested in all of the stocks comprising the Index in proportion to their weightings in the Index.

FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2009.

On a market price basis, the Fund generated a total return of 26.95%, representing a change in market price to $20.63 on November 30, 2009, from $16.25 May 31, 2009. On an NAV basis, the Fund generated a total return of 23.51%, representing a change in NAV to $20.96 on November 30, 2009, from $16.97 May 31, 2009. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Morningstar Information Super Sector Index returned 23.67% and the Standard & Poor's 500 Index ("S&P 500") returned 20.50% for the same period.

On December 18, 2009, the Fund made a final distribution of $0.2613 per share to shareholders of record.

PERFORMANCE ATTRIBUTION

Since more than 70% of the Fund's investments are in the technology sector, performance is driven mainly by individual positions in this sector, which made the major contribution to return for the six-month period ended November 30, 2009. The industrials sector had a negative return for the period, detracting from the Fund's return.

Positions that contributed most significantly to performance included software developer Microsoft Corp.; Apple Inc., which designs, manufactures and markets computers and other electronic devices; and Hewlett-Packard Company, a provider of technology products and services (9.7%, 7.4% and 4.8% of total investments at period end, respectively). Positions that detracted most significantly from performance included Sprint Nextel Corp., a provider of wireless and wireline communications products and services; First Solar, Inc., which designs and manufactures solar modules; and MetroPCS Communications, Inc., a wireless communications provider (0.4%, 0.2% and 0.1% of total investments at period end, respectively).

FUND OVERVIEW

The CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF, NYSE ARCA TICKER:
MZG (the "Fund"), ceased trading on the NYSE Arca, Inc. on December 11, 2009. All shareholders of record on December 18, 2009 were paid the value of their shares effective December 21, 2009.

The Fund sought investment results that corresponded generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Manufacturing Super Sector Index (the "Index").

The Index is designed to identify and track companies in "smokestack" industries that process raw materials into physical goods that are sold into industrial and consumer markets. Eligible Index securities include the total investable universe of the consumer goods, industrial materials, energy, and utilities sectors. Morningstar Inc. ("Morningstar"), the Fund's index provider, classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund at all times invested at least 90% of its total assets in securities that comprise the Index and investments with economic characteristics substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), sought a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation. The Fund generally invested in all of the stocks comprising the Index in proportion to their weights in the Index.

FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual period ended November 30, 2009.

On a market price basis, the Fund generated a total return of 14.49%, representing a change in market price to $20.70 on November 30, 2009, from $18.08 on May 31, 2009. On an NAV basis, the Fund generated a total return of 17.79%, representing a change in NAV to $20.46 on November 30, 2009, from $17.37 on May 31, 2009. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Manufacturing Super Sector Index returned 18.07% and the Standard & Poor's 500 Index ("S&P 500") returned 20.50% for the same period.

PERFORMANCE ATTRIBUTION

For the six-month period ended November 30, 2009, the consumer staples sector made the strongest contribution to return, followed by the industrials sector. The financials sector was the only sector with a negative return.

Positions that contributed most significantly to performance included The Procter & Gamble Co., which produces and markets branded consumer products; General Electric Company, a diversified manufacturing and financial services company; and The Coca-Cola Company, a leading soft drink company (4.4%, 4.0% and 2.9% of total investments at period end, respectively). Positions that detracted from returns included Hess Corp., a global integrated energy company; oil refiner Valero Energy Corporation; and Weatherford International Ltd., a provider of equipment and services used in oil and natural gas drilling and production (0.4%, 0.2% and 0.3% of total investments at period end, respectively).

FUND OVERVIEW

The CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF, NYSE ARCA TICKER: MZO (the "Fund"), ceased trading on the NYSE Arca, Inc. on December 11, 2009. All shareholders remaining on December 18, 2009 were paid the value of their shares.

Prior to termination, the Fund sought investment results that corresponded generally to the performance, before the Fund's fees and expenses, of an equity index called the Morningstar Services Super Sector Index (the "Index").

The Index is designed to identify and track companies in industries whose main source of revenue comes from the provision of services. Eligible Index securities include the total investable universe of the healthcare, consumer services, business services and financial services sectors. Morningstar Inc. ("Morningstar") the Fund's index provider, classifies companies into the industry that best reflects each company's underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company's annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund at all times invested at least 90% of its total assets in securities that comprise the Index and investments with economic characteristics substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), sought a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally invested in all of the stocks comprising the Index in proportion to their weightings in the Index.

FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2009.

On a market price basis, the Fund generated a total return of 23.22%, representing a change in market price to $17.78 on November 30, 2009, from $14.43 on May 31, 2009. On an NAV basis, the Fund generated a total return of 20.57%, representing a change in NAV to $17.64 on

November 30, 2009, from $14.63 on May 31, 2009. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Morningstar Services Super Sector Index returned 20.59% and the Standard & Poor's 500 Index ("S&P 500") returned 20.50% for the same period.

On December 18, 2009, the Fund made a final distribution of $0.2024 per share to shareholders of record.

PERFORMANCE ATTRIBUTION

For the six-month period ended November 30, 2009, the financials sector made the strongest contribution to return, followed by the health care sector. The energy and telecommunication services sectors detracted from return.

Positions that contributed most significantly to performance included two large banks, Bank of America Corp. and JP Morgan Chase & Co. (2.8% and 3.4% of total investments at period end, respectively), and search engine provider Google, Inc. (2.9% of total investments at period end). Positions that detracted most significantly from performance included Genzyme Corp., a biotechnology company; CME Group, Inc., which operates trading floors and an electronic trading platform; and NYSE Euronext, a diverse exchange group that offers a range of investment-related products and services (0.3%, 0.5% and 0.1% of total investments at period end, respectively).

FUND OVERVIEW

The CLAYMORE U.S.- 1 - THE CAPITAL MARKETS ETF, NYSE ARCA TICKER: UEM (the "Fund"), ceased trading on the NYSE Arca, Inc. on December 11, 2009. All shareholders remaining on December 18, 2009 were paid the value of their shares on that date.

Prior to the termination, the Fund sought investment results that correspond generally to the performance, before the Fund's fees and expenses, of the CPMKTS
- The Capital Markets IndexSM (the "CPMKTS Index" or the "Index").

The Index is a total return index that includes common stock equity securities, micro-term investment grade fixed income securities and money market instruments, and long-term investment grade fixed income securities. During the previous 10-year period, the number of securities included in the Index has ranged from approximately 5,100 to 7,800 long-term U.S. investment grade fixed income securities selected monthly; approximately 1,000 to 2,350 micro-term U.S. investment grade fixed income securities and money market instruments selected monthly; and 2,000 equity securities selected quarterly, based on market capitalization of the common stock of actively-traded United States corporations, generally with market capitalizations between $300 million and $500 billion. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. Dorchester Capital Management LLC, the Fund's index provider, defines "actively traded" as common stocks that are listed on a major U.S. exchange and have been traded within the past 45 days. The Index Provider defines "micro-term" fixed income securities as those with a redemption date of less than a year from the start of the month, as determined by yield to worst calculation. The number of securities included in the Index varies from month to month and may be higher or lower than the historical ranges. During each quarter, the number of equity securities may decrease as the common stocks are either delisted or not actively traded for any reason including, but not limited to, mergers, acquisitions and bankruptcies. Once removed, an equity security will not be returned to or replaced in the Index for any reason before the start of the next quarter. The Fund at all times invested at least 80% of its total assets in equity, fixed income and money market securities that comprise the Index and investments with economic characteristics substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund also normally invested at least 80% of its net assets in U.S. securities. Claymore Advisors, LLC, was the Fund's adviser. Mellon Capital Management

Corporation, the Fund's investment subadviser, sought a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund used a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities resembling the Index in terms of key risk factors, performance attributes and other characteristics.

FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2009.

On a market price basis, the Fund generated a total return of 28.71%, representing a change in market price to $45.99 on November 30, 2009, from $36.00 on May 31, 2009. On an NAV basis, the Fund generated a total return of 9.28%, representing a change in NAV to $46.49 on November 30, 2009, from $42.84 on May 31, 2009. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the CPMKTS Index returned 8.55% for the same period. The Standard & Poor's 500 Index returned 20.50% for the same period. The Barclays Capital U.S. Aggregate Bond Index returned 6.21% for the same period. The Barclays Capital 1-3 Month U.S.Treasury Bill Index returned 0.08% for the same period.

The Fund made quarterly income distributions of $0.1620 per share on June 30, 2009, and $0.1460 on September 30, 2009.

PERFORMANCE ATTRIBUTION

Among the asset classes in which the Fund invests, the equity portion of the Fund's portfolio, which represents 42.6% of the Fund's total investments as of November 30, 2009, had a higher return than the Fund's bond or short-term investments. Within the equity portion of the portfolio all sectors had positive returns with the information technology sector contributing most significantly to the Fund's return and the telecommunication services sector contributing least. Equity positions that contributed most significantly to performance included software producer

Microsoft Corp.; Apple, Inc., which designs and markets computers and other electronic devices; and internet search engine provider Google, Inc. (0.8%, 0.6% and 0.6% of total investments at period end, respectively). Positions that detracted most significantly from performance included First Solar, Inc., which designs and manufactures solar modules; MetroPCS Communications, Inc., a wireless communications provider; and Sprint Nextel Corp., which provides wireless and wireline communication products and services (less than 0.1% of total investments for each of the three aforementioned holdings at period end).

Within the corporate bond portion of the portfolio, which represented 8.2% of the Fund's total investments as of November 30, 2009, bonds with lower credit ratings contributed most significantly to returns while higher rated bonds contributed less, but still positively contributed to returns, as investors became increasingly comfortable with credit risk. Corporate bonds in the financials and industrials sectors were among the best performing securities in the portfolio, reflecting a dramatic tightening in credit spreads, as markets became more liquid and more stable. Returns of the short-term investment portion of the portfolio were only slightly positive, since interest rates on short-term securities were at their lowest levels in many years, reflecting the Federal Reserve's highly accommodative monetary policy.

INDEX DEFINITIONS

All indices described below are unmanaged, reflect no expenses and it is not possible to invest directly in any index.

Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged market value-weighted measure of U.S. Treasury issues, corporate bond issues, mortgage-backed securities and other asset-backed securities.

Barclays Capital U.S. Treasury Bill 1-3 Months Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

RISKS AND OTHER CONSIDERATIONS

The views expressed in this report reflect those of the portfolio managers and Claymore only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Claymore ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

EQUITY RISK: The value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

MICRO-, SMALL- AND MEDIUM-SIZED COMPANY RISK: If the Fund invests in securities of these companies, it will be subject to greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

NON-CORRELATION RISK: The Fund's return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

REPLICATION MANAGEMENT RISK: The Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

ISSUER-SPECIFIC CHANGES:The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK:The Fund can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FOREIGN ISSUERS RISK (UEM): Investing in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies which have different risks than investing in U.S. companies. These include currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

INDUSTRY RISK: If the Index is comprised of issuers in a particular industry or sector, the Fund would therefore be focused in that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

THE CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF is also subject to Software/Hardware Sector Risk, Media Sector Risk, and Telecommunications Sector Risk.

THE CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF is also subject to Health Care Sector Risk, Consumer Services Sector Risk, Business Services Sector Risk, and Financial Services Sector Risk.

THE CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF is also subject to Consumer Goods Sector Risk, Energy Sector Risk, and Utilities Sector Risk.

THE CLAYMORE U.S.-1-THE CAPITAL MARKETS INDEX ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Extension Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Mortgage-Backed Securities Risk, Finance Services Sector Risk, and Sampling Risk.

IN ADDITION TO THE RISKS DESCRIBED, THERE ARE CERTAIN OTHER RISKS RELATED TO INVESTING IN THE FUNDS. THESE RISKS ARE DESCRIBED FURTHER IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

MZN | CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF
FUND SUMMARY & PERFORMANCE
NOVEMBER 30, 2009 (UNAUDITED)

FUND STATISTICS

--------------------------------------------------------------
Share Price                                           $ 20.63
Net Asset Value                                       $ 20.96
Premium/Discount to NAV                                -1.57%
Net Assets ($000)                                     $ 3,144
--------------------------------------------------------------


TOTAL RETURNS
--------------------------------------------------------------------------------
(INCEPTION 8/22/07)                       Six Month    One Year  Since Inception
                                                                  (Annualized)
--------------------------------------------------------------------------------
Claymore/Morningstar Information Super
Sector Index ETF
 NAV                                        23.51%      42.71%        -6.88%
 Market                                     26.95%      44.71%        -7.54%
--------------------------------------------------------------------------------
Morningstar Information Super Sector Index  23.67%      43.01%        -6.10%
--------------------------------------------------------------------------------
S&P 500 Index                               20.50%      25.23%        -9.38%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 7.24%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.45%, while the Fund's annualized gross operating expense ratio was determined to be 6.79%. There was a contractual fee waiver in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                     % OF NET ASSETS
------------------------------------------------------------------------
Information Technology                                        72.3%
Telecommunication Services                                    13.7%
Consumer Discretionary                                        11.9%
Industrials                                                    1.0%
Health Care                                                    0.3%
Financials                                                     0.1%
Energy                                                         0.1%
------------------------------------------------------------------------
Total Common Stocks                                           99.4%
Exchange-Traded Funds                                          0.5%
------------------------------------------------------------------------
Total Investments                                             99.9%
Other Assets in excess of Liabilities                          0.1%
------------------------------------------------------------------------
Net Assets                                                   100.0%
------------------------------------------------------------------------

                                                            % OF TOTAL
TOP TEN HOLDINGS                                            INVESTMENTS
------------------------------------------------------------------------
Microsoft Corp.                                                9.7%
Apple, Inc.                                                    7.4%
International Business Machines Corp.                          6.9%
AT&T, Inc.                                                     6.6%
Cisco Systems, Inc.                                            5.6%
Hewlett-Packard Co.                                            4.8%
Intel Corp.                                                    4.4%
Verizon Communications, Inc.                                   3.7%
Oracle Corp.                                                   3.5%
Qualcomm, Inc.                                                 3.1%
------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

MZG | CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
FUND SUMMARY
NOVEMBER 30, 2009 (UNAUDITED)

FUND STATISTICS
-------------------------------------------------------------------------
Share Price                                                      $ 20.70
Net Asset Value                                                  $ 20.46
Premium/Discount to NAV                                            1.17%
Net Assets ($000)                                                $ 3,069
-------------------------------------------------------------------------


TOTAL RETURNS
--------------------------------------------------------------------------------
(INCEPTION 8/22/07)                        Six Month    One Year Since Inception
                                                                  (Annualized)
--------------------------------------------------------------------------------
Claymore/Morningstar Manufacturing Super Sector
Index ETF
 NAV                                          17.79%     20.65%      -7.03%
 Market                                       14.49%     31.67%      -6.56%
--------------------------------------------------------------------------------
Morningstar Manufacturing Super Sector Index  18.07%     20.78%      -6.33%
--------------------------------------------------------------------------------
S&P 500 Index                                 20.50%     25.23%      -9.38%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.90 per share for share price returns or initial net asset value (NAV) of $24.90 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 7.00%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.45%, while the Fund's annualized gross operating expense ratio was determined to be 7.07%. There was a contractual fee waiver in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                      % OF NET ASSETS
-------------------------------------------------------------------------
Energy                                                             31.2%
Consumer Staples                                                   21.1%
Industrials                                                        20.0%
Materials                                                          10.6%
Utilities                                                          10.2%
Consumer Discretionary                                              4.6%
Information Technology                                              1.1%
Financials                                                          0.3%
Health Care                                                         0.1%
-------------------------------------------------------------------------
Total Common Stock                                                 99.2%
Exchange-Traded Funds                                               0.6%
-------------------------------------------------------------------------
Total Investments                                                  99.8%
Other Assets in excess of Liabilities                               0.2%
-------------------------------------------------------------------------
NET ASSETS                                                        100.0%
-------------------------------------------------------------------------


                                                            % OF TOTAL
TOP TEN HOLDINGS                                            INVESTMENTS
------------------------------------------------------------------------
Exxon Mobil Corp.                                                   8.6%
Procter & Gamble Co. (The)                                          4.4%
General Electric Co.                                                4.0%
Chevron Corp.                                                       3.7%
Coca-Cola Co. (The)                                                 2.9%
PepsiCo., Inc.                                                      2.3%
Philip Morris International, Inc.                                   2.2%
Schlumberger Ltd.                                                   1.8%
ConocoPhillips                                                      1.6%
Occidental Petroleum Corp.                                          1.6%
-------------------------------------------------------------------------

Portfolio breakdown is as a percentage of net assets. Holdings are as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

MZO | CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
FUND SUMMARY & PERFORMANCE
NOVEMBER 30, 2009 (UNAUDITED)

FUND STATISTICS
--------------------------------------------------------------
Share Price                                           $ 17.78
Net Asset Value                                       $ 17.64
Premium/Discount to NAV                                 0.79%
Net Assets ($000)                                     $ 2,646
--------------------------------------------------------------


TOTAL RETURNS
--------------------------------------------------------------------------------
(INCEPTION 8/22/07)                        Six Month    One Year Since Inception
                                                                  (Annualized)
--------------------------------------------------------------------------------
Claymore/Morningstar Services Super Sector
Index ETF
NAV                                         20.57%      -26.31%     -13.15%
Market                                      23.22%      -26.08%     -12.85%
--------------------------------------------------------------------------------
Morningstar Services Super Sector           20.59%       25.95%     -12.60%
S&P 500 Index                               20.50%       25.23%      -9.38%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.12 per share for share price returns or initial net asset value (NAV) of $25.12 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 8.77%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.45% while the Fund's annualized gross operating expense ratio was determined to be 8.19%. There was a contractual fee waiver in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                      % OF NET ASSETS
-------------------------------------------------------------------------
Financials                                                        33.7%
Health Care                                                       29.5%
Consumer Discretionary                                            13.3%
Industrials                                                        7.7%
Information Technology                                             7.5%
Consumer Staples                                                   6.0%
Energy                                                             0.1%
Telecommunication Services                                         0.0% *
-------------------------------------------------------------------------
Total Common Stocks                                               97.8%
Exchange Traded Funds                                              1.9%
Tracking Stocks                                                    0.2%
Master Limited Partnerships                                        0.1%
-------------------------------------------------------------------------
Total Investments                                                100.0%
Other Assets in excess of Liabilities                             0.00% *
-------------------------------------------------------------------------
NET ASSETS                                                       100.0%
-------------------------------------------------------------------------
*Less than 0.1%

                                                             % OF TOTAL
TOP TEN HOLDINGS                                             INVESTMENTS
------------------------------------------------------------------------
Johnson & Johnson                                                  3.6%
JPMorgan Chase & Co.                                               3.4%
Pfizer, Inc.                                                       3.0%
Google, Inc. - Class A                                             2.9%
Bank of America Corp.                                              2.8%
Wells Fargo & Co.                                                  2.6%
Wal-Mart Stores, Inc.                                              2.5%
Merck & Co., Inc.                                                  2.3%
SPDR Trust Series 1                                                1.9%
Abbott Laboratories                                                1.7%
------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

UEM | CLAYMORE U.S.-1 - THE CAPITAL MARKETS INDEX ETF
FUND SUMMARY & PERFORMANCE
11/30/2009 (UNAUDITED)

FUND STATISTICS
--------------------------------------------------------------
Share Price                                           $ 45.99
Net Asset Value                                       $ 46.49
Premium/Discount to NAV                                -1.08%
Net Assets ($000)                                     $ 9,297
--------------------------------------------------------------

TOTAL RETURNS
----------------------------------------------------------------------------------------------
                                                                            SINCE INCEPTION
(Inception 2/12/08)                             Six Months     One Year        ANNUALIZED
----------------------------------------------------------------------------------------------
Claymore-U.S.-1 - The Capital Markets Index ETF
  NAV                                               9.28%       13.44%            -2.49%
  Market                                           28.71%       17.16%            -3.01%
----------------------------------------------------------------------------------------------
CPMKTS - The Capital Markets Index                  8.55%       11.62%            -2.52%
Barclays Capital 1-3 Month U.S. Treasury Bill Index 0.08%        0.15%             0.86%
Barclays Capital U.S. Aggregate Bond Index          6.21%       11.63%             6.15%
S&P 500 Index                                      20.50%       25.23%            -8.30%
----------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 1.89%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.42% while the Fund's annualized gross operating expense ratio was determined to be 1.45%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.37% of average net assets. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.37%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                      % OF NET ASSETS
--------------------------------------------------------------------------
Financials                                                            8.6%
Information Technology                                                8.2%
Health Care                                                           6.0%
Consumer Staples                                                      5.2%
Energy                                                                5.1%
Consumer Discretionary                                                4.8%
Industrials                                                           4.6%
Utilities                                                             2.2%
Telecommunication Services                                            1.8%
Materials                                                             1.8%
--------------------------------------------------------------------------
Total Common Stocks, Corporate Bonds and Master Limited Partnerships 48.3%
Mortgage Backed Securities                                           12.0%
U.S. Treasury Securities                                              9.3%
U.S. Government Agency Securities                                     3.3%
--------------------------------------------------------------------------
Total  Long-Term Investments                                         72.9%
Total Short-Term Investments                                         22.2%
--------------------------------------------------------------------------
Total Investments                                                    95.1%
Other Assets in excess of Liabilities                                 4.9%
--------------------------------------------------------------------------
NET ASSETS                                                          100.0%
--------------------------------------------------------------------------

PORTFOLIO COMPOSITION
--------------------------------------------------------
ASSET CLASS                       % OF TOTAL INVESTMENTS
--------------------------------------------------------
Common Stock                                      42.6%
Short-Term Investments                            23.3%
Mortgage Backed Securities                        12.7%
U.S. Treasury Securities                           9.7%
Corporate Bonds                                    8.2%
U.S. Government Agency Securities                  3.5%
Master Limited Partnerships                        0.0%
--------------------------------------------------------

                                                        % OF LONG-TERM
TOP TEN HOLDINGS                                           INVESTMENTS
-------------------------------------------------------------------------
Freddie Mac - 6.000%; TBA                                          3.3%
Fannie Mae - 5.500%; TBA                                           2.8%
Ginnie Mae - 5.500%; TBA                                           2.5%
Fannie Mae - 6.500%; TBA                                           2.4%
Freddie Mac - 5.500%; TBA                                          2.4%
Fannie Mae - 4.500%; 12/1/2024                                     2.2%
Exxon Mobil Corp.                                                  1.6%
United States Treasury Note/Bond - 2.750%; 7/31/2010               1.3%
United States Treasury Note/Bond - 4.250%; 9/30/2012               1.1%
Microsoft Corp.                                                    1.1%
-------------------------------------------------------------------------
TBA - To be announced; maturity date has not yet been established

Portfolio breakdown is shown as a percentage of net assets. Portfolio composition is shown as a percentage of total investments. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

HISTORICAL PREMIUM/DISCOUNT DATA

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value ("NAV"). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five years (or since the Fund's inception date if the Fund has been in existence for less than five years). The inception date for each Fund is disclosed at the end of the Historical Premium/Discount Data section.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

MZN | Claymore/Morningstar Information Super Sector Index ETF(1)
-------------------------------------------------------------------
                               Number                  Percentage
Premium/Discount Range         of Days               of Total Days
-------------------------------------------------------------------
Greater than 2.0%                   22                       3.83%
Between 1.5% and 2.0%                7                       1.22%
Between 1.0% and 1.5%               10                       1.74%
Between 0.5% and 1.0%               14                       2.44%
Between -0.5% and 0.5%             340                      59.23%
Between -0.5% and -1.0%             53                       9.23%
Between -1.0% and -1.5%             33                       5.75%
Between -1.5% and -2.0%             30                       5.23%
Below -2.0%                         65                      11.33%
-------------------------------------------------------------------

UEM | Claymore U.S.-1 - The Capital Markets Index ETF(2)
-------------------------------------------------------------------
                               Number                  Percentage
Premium/Discount Range         of Days               of Total Days
-------------------------------------------------------------------
Greater than 2.0%                   2                        0.44%
Between 1.5% and 2.0%               2                        0.44%
Between 1.0% and 1.5%               7                        1.54%
Between 0.5% and 1.0%              21                        4.61%
Between -0.5% and 0.5%            189                       41.54%
Between -0.5% and -1.0%            14                        3.08%
Between -1.0% and -1.5%             2                        0.44%
Between -1.5% and -2.0%             2                        0.44%
Below -2.0%                       216                       47.47%
-------------------------------------------------------------------


MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF(1)
-------------------------------------------------------------------
                               Number                  Percentage
Premium/Discount Range         of Days               of Total Days
-------------------------------------------------------------------
Greater than 2.0%                   61                      10.63%
Between 1.5% and 2.0%                6                       1.05%
Between 1.0% and 1.5%                8                       1.39%
Between 0.5% and 1.0%               31                       5.40%
Between -0.5% and 0.5%             396                      68.99%
Between -0.5% and -1.0%             35                       6.10%
Between -1.0% and -1.5%             13                       2.26%
Between -1.5% and -2.0%              2                       0.35%
Below -2.0%                         22                       3.83%
-------------------------------------------------------------------

MZO | Claymore/Morningstar Services Super Sector Index ETF(1)
-------------------------------------------------------------------
                               Number                  Percentage
Premium/Discount Range         of Days               of Total Days
-------------------------------------------------------------------
Greater than 2.0%                  17                        2.96%
Between 1.5% and 2.0%               6                        1.05%
Between 1.0% and 1.5%               4                        0.70%
Between 0.5% and 1.0%              13                        2.26%
Between -0.5% and 0.5%            465                       81.01%
Between -0.5% and -1.0%            43                        7.49%
Between -1.0% and -1.5%             6                        1.05%
Between -1.5% and -2.0%             5                        0.87%
Below -2.0%                        15                        2.61%
-------------------------------------------------------------------

(1) Commenced operations August 22, (2007.)
(2) Commenced operations February 12, (2008.)

Overview of Fund Expenses
AS OF NOVEMBER 30, 2009 (UNAUDITED)

As a shareholder of Claymore/Morningstar Information Super Sector Index ETF; Claymore/Morningstar Manufacturing Super Sector Index ETF; Claymore/Morningstar Services Super Sector Index ETF; and Claymore U.S.-1-The Capital Markets Index ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended November 30, 2009.

ACTUAL EXPENSE
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                         Annualized Expense
                                                           Beginning      Ending Account    Ratio for the        Expenses Paid
                                                         Account Value        Value         Period Ended        During Period(1)
                                                         ------------------------------------------------------------------------
                                                            6/1/09           11/30/09          11/30/09         6/1/09-11/30/09
                                                         ------------------------------------------------------------------------

Claymore/Morningstar Information Super Sector Index ETF(2)
  Actual                                                   $ 1,000.00       $ 1,235.13         0.45%                   $ 2.52
  Hypothetical                                               1,000.00         1,022.81         0.45%                     2.28
  (5% annual return before expenses)

Claymore/Morningstar Manufacturing Super Sector Index ETF(2)
  Actual                                                     1,000.00         1,177.90         0.45%                     2.46
  Hypothetical                                               1,000.00         1,022.81         0.45%                     2.28
  (5% annual return before expenses)

Claymore/Morningstar Services Super Sector Index ETF(2)
  Actual                                                     1,000.00         1,205.75         0.45%                     2.49
  Hypothetical                                               1,000.00         1,022.81         0.45%                     2.28
  (5% annual return before expenses)

Claymore U.S.-1-The Capital Markets Index ETF(2)
  Actual                                                     1,000.00         1,092.79         0.42%                     2.20
  Hypothetical                                               1,000.00         1,022.96         0.42%                     2.13
  (5% annual return before expenses)


(1) Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the six months ended November 30, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying the result by 183/365.

(2) The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

MZN / CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                 VALUE
--------------------------------------------------------------------------------------------------------
                     COMMON STOCKS  - 99.4%
                     CONSUMER DISCRETIONARY - 11.9%
             322     Cablevision Systems Corp. - Class A                                    $     8,056
              18     CBS Corp. - Class A                                                            232
             755     CBS Corp. - Class B                                                          9,672
              91     CKX, Inc. (a)                                                                  497
           2,683     Comcast Corp. - Class A                                                     39,360
           1,048     Comcast Corp. - Special Class A                                             14,473
           1,241     DIRECTV - Class A (a)                                                       39,253
             175     Discovery Communications, Inc. - Class A (a)                                 5,591
             183     Discovery Communications, Inc. - Class C (a)                                 5,131
             274     DISH Network Corp. - Class A                                                 5,674
              91     DreamWorks Animation SKG, Inc. - Class A (a)                                 3,046
             300     Gannett Co., Inc.                                                            2,967
             155     Garmin Ltd. (Cayman Islands)                                                 4,631
              60     Harte-Hanks, Inc.                                                              577
              63     John Wiley & Sons, Inc. - Class A                                            2,359
             162     Liberty Global, Inc. - Series A (a)                                          3,125
             163     Liberty Global, Inc. - Series C (a)                                          3,161
             414     McGraw-Hill Cos., Inc.                                                      12,403
              46     Meredith Corp.                                                               1,212
              22     Morningstar, Inc. (a) (b)                                                    1,020
             146     New York Times Co. - Class A (a)                                             1,232
           2,366     News Corp. - Class A                                                        27,114
             562     News Corp. - Class B                                                         7,694
              42     Scholastic Corp.                                                             1,059
             113     Scripps Networks Interactive, Inc. - Class A                                 4,469
           5,028     Sirius XM Radio, Inc. (a)                                                    3,168
             459     Time Warner Cable, Inc.                                                     19,227
           1,555     Time Warner, Inc.                                                           47,770
              15     Viacom, Inc. - Class A (a)                                                     470
             716     Viacom, Inc. - Class B (a)                                                  21,222
             376     Virgin Media, Inc.                                                           6,189
           2,261     Walt Disney Co.                                                             68,327
              87     Warner Music Group Corp. (a)                                                   436
               8     Washington Post Co. - Class B                                                3,309
                                                                                   ---------------------
                                                                                                374,126
                                                                                   ---------------------
                     ENERGY - 0.1%
             136     BPZ Resources, Inc. (a)                                                        990
                                                                                   ---------------------

                     FINANCIALS - 0.1%
             130     MSCI, Inc. - Class A (a)                                                     3,961
                                                                                   ---------------------

                     HEALTH CARE - 0.3%
              66     Allscripts-Misys Healthcare Solutions, Inc. (a)                              1,267
              82     Cerner Corp. (a)                                                             6,174
              70     Eclipsys Corp. (a)                                                           1,284
              26     Quality Systems, Inc.                                                        1,547
                                                                                   ---------------------
                                                                                                 10,272
                                                                                   ---------------------
                     INDUSTRIALS - 1.0%
              67     Belden, Inc.                                                                 1,482
              37     ESCO Technologies, Inc. (a)                                                  1,236
              62     First Solar, Inc. (a)                                                        7,385
              39     GT Solar International, Inc. (a)                                               185
             154     L-3 Communications Holdings, Inc.                                           12,069
              69     MasTec, Inc. (a)                                                               880
              22     Raven Industries, Inc.                                                         594
              25     Stanley, Inc. (a)                                                              667
              69     Sunpower Corp. - Class A (a)                                                 1,426
              61     Sunpower Corp. - Class B (a)                                                 1,090
              40     SYKES Enterprises, Inc. (a)                                                    982
              69     Thomas & Betts Corp. (a)                                                     2,519
                                                                                   ---------------------
                                                                                                 30,515
                                                                                   ---------------------
                     INFORMATION TECHNOLOGY - 72.3%
             517     3Com Corp. (a)                                                               3,810
              43     3PAR, Inc. (a)                                                                 441
             755     Accenture PLC - Class A (Ireland)                                           30,985
              45     ACI Worldwide, Inc. (a)                                                        742
             764     Activision Blizzard, Inc. (a)                                                8,702
             168     ADC Telecommunications, Inc. (a)                                             1,030
             683     Adobe Systems, Inc. (a)                                                     23,960
              81     ADTRAN, Inc.                                                                 1,711
             799     Advanced Micro Devices, Inc. (a)                                             5,601
              22     Advent Software, Inc. (a)                                                      834
             118     Affiliated Computer Services, Inc. - Class A (a)                             6,514
             452     Agilent Technologies, Inc. (a)                                              13,072
             225     Akamai Technologies, Inc. (a)                                                5,400
             387     Altera Corp.                                                                 8,139
             252     Amdocs Ltd. (Guernsey) (a)                                                   6,660
             124     Amkor Technology, Inc. (a)                                                     688
             226     Amphenol Corp. - Class A                                                     9,311
             375     Analog Devices, Inc.                                                        11,246
             114     ANSYS, Inc. (a)                                                              4,439
           1,159     Apple, Inc. (a)                                                            231,696
           1,764     Applied Materials, Inc.                                                     21,715
             108     Ariba, Inc. (a)                                                              1,171
             160     Arris Group, Inc. (a)                                                        1,598
              87     Atheros Communications, Inc. (a)                                             2,477
             577     Atmel Corp. (a)                                                              2,291
             295     Autodesk, Inc. (a)                                                           6,918
              49     Avid Technology, Inc. (a)                                                      583
              61     Avocent Corp. (a)                                                            1,524
              62     AVX Corp.                                                                      748
              87     Benchmark Electronics, Inc. (a)                                              1,569
              25     Black Box Corp.                                                                705
              42     Blue Coat Systems, Inc. (a)                                                  1,110
             237     BMC Software, Inc. (a)                                                       9,179

              60     Brightpoint, Inc. (a)                                                          431
             573     Broadcom Corp. - Class A (a)                                                16,732
             513     Brocade Communications Systems, Inc. (a)                                     3,637
             551     CA, Inc.                                                                    12,177
              29     Cabot Microelectronics Corp. (a)                                               887
             333     Cadence Design Systems, Inc. (a)                                             1,998
              46     Cavium Networks, Inc. (a)                                                      928
             110     Ciena Corp. (a)                                                              1,336
           7,518     Cisco Systems, Inc. (a)                                                    175,921
             233     Citrix Systems, Inc. (a)                                                     8,896
              48     Cogent, Inc. (a)                                                               409
              49     Cognex Corp.                                                                   807
             381     Cognizant Technology Solutions Corp. - Class A (a)                          16,737
             123     CommScope, Inc. (a)                                                          3,091
              51     CommVault Systems, Inc. (a)                                                  1,061
             195     Computer Sciences Corp. (a)                                                 10,785
             317     Compuware Corp. (a)                                                          2,200
              36     Comtech Telecommunications Corp. (a)                                         1,035
              55     Concur Technologies, Inc. (a)                                                2,038
             122     Cree, Inc. (a)                                                               5,835
              50     CSG Systems International, Inc. (a)                                            968
              38     Cymer, Inc. (a)                                                              1,271
             191     Cypress Semiconductor Corp. (a)                                              1,828
              53     DealerTrack Holdings, Inc. (a)                                                 904
           2,269     Dell, Inc. (a)                                                              32,038
              84     Diebold, Inc.                                                                2,112
              42     Diodes, Inc. (a)                                                               737
             147     Earthlink, Inc.                                                              1,210
              51     EchoStar Corp. - Class A (a)                                                   991
             420     Electronic Arts, Inc. (a)                                                    7,094
              69     Electronics for Imaging, Inc. (a)                                              829
           2,624     EMC Corp./Massachusetts (a)                                                 44,162
             104     Emulex Corp. (a)                                                             1,013
             103     F5 Networks, Inc. (a)                                                        4,844
             149     Fairchild Semiconductor International, Inc. (a)                              1,207
              54     FEI Co. (a)                                                                  1,319
              59     Formfactor, Inc. (a)                                                         1,000
             114     Harmonic, Inc. (a)                                                             577
             174     Harris Corp.                                                                 7,639
           3,090     Hewlett-Packard Co.                                                        151,595
              25     Hittite Microwave Corp. (a)                                                    943
             117     Infinera Corp. (a)                                                             963
             114     Informatica Corp. (a)                                                        2,559
             236     Integrated Device Technology, Inc. (a)                                       1,336
           7,249     Intel Corp.                                                                139,181
              56     InterDigital, Inc. (a)                                                       1,332
           1,722     International Business Machines Corp.                                      217,575
             101     International Rectifier Corp. (a)                                            1,891
             161     Intersil Corp. - Class A                                                     2,080
             380     Intuit, Inc. (a)                                                            11,100
              24     IPG Photonics Corp. (a)                                                        359
              53     Itron, Inc. (a)                                                              3,222
              59     j2 Global Communications, Inc. (a)                                           1,173
             246     Jabil Circuit, Inc.                                                          3,274

              36     JDA Software Group, Inc. (a)                                                   845
             292     JDS Uniphase Corp. (a)                                                       2,158
             694     Juniper Networks, Inc. (a)                                                  18,134
             218     KLA-Tencor Corp.                                                             6,810
              93     L-1 Identity Solutions, Inc. (a)                                               571
             161     Lam Research Corp. (a)                                                       5,472
             172     Lawson Software, Inc. (a)                                                    1,127
             101     Lexmark International, Inc. - Class A (a)                                    2,542
             266     Linear Technology Corp.                                                      7,174
             841     LSI Corp. (a)                                                                4,449
              30     Mantech International Corp. - Class A (a)                                    1,298
             622     Marvell Technology Group Ltd. (Bermuda) (a)                                  9,591
             406     Maxim Integrated Products, Inc.                                              7,146
             204     McAfee, Inc. (a)                                                             7,783
             290     MEMC Electronic Materials, Inc. (a)                                          3,492
             114     Mentor Graphics Corp. (a)                                                      840
              68     Micrel, Inc.                                                                   486
             235     Microchip Technology, Inc.                                                   6,169
           1,092     Micron Technology, Inc. (a)                                                  8,212
             104     Micros Systems, Inc. (a)                                                     2,918
             110     Microsemi Corp. (a)                                                          1,675
          10,312     Microsoft Corp.                                                            303,276
              61     MKS Instruments, Inc. (a)                                                      924
              83     Molex, Inc.                                                                  1,543
              94     Molex, Inc. - Class A                                                        1,542
              38     Monolithic Power Systems, Inc. (a)                                             817
           2,825     Motorola, Inc.                                                              22,628
              82     National Instruments Corp.                                                   2,339
             299     National Semiconductor Corp.                                                 4,365
             220     NCR Corp. (a)                                                                2,070
             431     NetApp, Inc. (a)                                                            13,283
              64     Netezza Corp. (a)                                                              649
              22     Netlogic Microsystems, Inc. (a)                                                898
              24     NetSuite, Inc. (a)                                                             335
             101     NeuStar, Inc. - Class A (a)                                                  2,363
             444     Novell, Inc. (a)                                                             1,736
             128     Novellus Systems, Inc. (a)                                                   2,648
             285     Nuance Communications, Inc. (a)                                              4,329
             710     Nvidia Corp. (a)                                                             9,273
             548     ON Semiconductor Corp. (a)                                                   4,252
           4,987     Oracle Corp.                                                               110,113
             165     Palm, Inc. (a)                                                               1,800
             149     Parametric Technology Corp. (a)                                              2,244
              20     Pegasystems, Inc.                                                              575
              71     Plantronics, Inc.                                                            1,644
              55     Plexus Corp. (a)                                                             1,494
             279     PMC - Sierra, Inc. (a)                                                       2,212
             110     Polycom, Inc. (a)                                                            2,372
              38     Power Integrations, Inc.                                                     1,276
              49     Progress Software Corp. (a)                                                  1,180
             164     QLogic Corp. (a)                                                             2,942
           2,139     Qualcomm, Inc.                                                              96,255
              78     Quest Software, Inc. (a)                                                     1,313
             151     Rambus, Inc. (a)                                                             2,691

             245     Red Hat, Inc. (a)                                                            6,541
             319     RF Micro Devices, Inc. (a)                                                   1,378
              73     Riverbed Technology, Inc. (a)                                                1,486
             106     Rovi Corp. (a)                                                               3,160
             136     Salesforce.com, Inc. (a)                                                     8,524
             296     SanDisk Corp. (a)                                                            5,837
             117     Sapient Corp. (a)                                                              861
              50     SAVVIS, Inc. (a)                                                               626
             632     Seagate Technology (Cayman Islands)                                          9,562
              77     Semtech Corp. (a)                                                            1,234
              59     Silicon Laboratories, Inc. (a)                                               2,492
             212     Skyworks Solutions, Inc. (a)                                                 2,610
              89     Solera Holdings, Inc.                                                        3,111
             262     Sonus Networks, Inc. (a)                                                       571
              55     Starent Networks Corp. (a)                                                   1,897
              46     STEC, Inc. (a)                                                                 570
             949     Sun Microsystems, Inc. (a)                                                   8,076
             108     Sybase, Inc. (a)                                                             4,346
             226     Sycamore Networks, Inc. (a)                                                    640
           1,070     Symantec Corp. (a)                                                          18,992
              46     Synaptics, Inc. (a)                                                          1,239
             187     Synopsys, Inc. (a)                                                           4,202
             111     Take-Two Interactive Software, Inc. (a)                                      1,249
              86     Tekelec (a)                                                                  1,223
             468     Tellabs, Inc. (a)                                                            2,625
             212     Teradyne, Inc. (a)                                                           1,878
              63     Tessera Technologies, Inc. (a)                                               1,491
           1,660     Texas Instruments, Inc.                                                     41,981
             256     TIBCO Software, Inc. (a)                                                     2,202
             157     Trimble Navigation Ltd. (a)                                                  3,506
             162     TriQuint Semiconductor, Inc. (a)                                               881
             591     Tyco Electronics Ltd. (Switzerland)                                         13,717
             105     United Online, Inc.                                                            714
              93     Varian Semiconductor Equipment Associates, Inc. (a)                          2,709
              79     VeriFone Holdings, Inc. (a)                                                  1,048
             251     VeriSign, Inc. (a)                                                           5,632
              44     Viasat, Inc. (a)                                                             1,349
             248     Vishay Intertechnology, Inc. (a)                                             1,798
              69     VMware, Inc. - Class A (a)                                                   2,897

              59     Websense, Inc. (a)                                                             928
             284     Western Digital Corp. (a)                                                   10,463
             357     Xilinx, Inc.                                                                 8,082
           1,706     Yahoo!, Inc. (a)                                                            25,539
              83     Zebra Technologies Corp. - Class A (a)                                       2,209
                                                                                   ---------------------
                                                                                              2,272,185
                                                                                   ---------------------
                     TELECOMMUNICATION SERVICES - 13.7%
             521     American Tower Corp. - Class A (a)                                          21,319
           7,743     AT&T, Inc.                                                                 208,596
              36     Cbeyond, Inc. (a)                                                              465
             381     CenturyTel, Inc.                                                            13,560
             294     Cincinnati Bell, Inc. (a)                                                      876
              87     Clearwire Corp. - Class A (a)                                                  492
             322     Crown Castle International Corp. (a)                                        11,814
             406     Frontier Communications Corp.                                                3,207
              40     Global Crossing Ltd. (Bermuda) (a)                                             452
              79     Leap Wireless International, Inc. (a)                                        1,140
           2,071     Level 3 Communications, Inc. (a)                                             2,589
             318     MetroPCS Communications, Inc. (a)                                            2,003
              43     Neutral Tandem, Inc. (a)                                                       992
             213     NII Holdings, Inc. (a)                                                       6,347
              42     NTELOS Holdings Corp.                                                          706
           1,800     Qwest Communications International, Inc.                                     6,570
             150     SBA Communications Corp. - Class A (a)                                       4,806
           3,591     Sprint Nextel Corp. (a)                                                     13,323
              88     Syniverse Holdings, Inc. (a)                                                 1,396
              68     Telephone & Data Systems, Inc.                                               2,073
              64     Telephone & Data Systems, Inc. - Special Shares                              1,840
             190     tw telecom, inc. (a)                                                         2,765
              19     United States Cellular Corp. (a)                                               708
           3,728     Verizon Communications, Inc.                                               117,283
             568     Windstream Corp.                                                             5,635
                                                                                   ---------------------
                                                                                                430,957
                                                                                   ---------------------
                     TOTAL COMMON STOCKS - 99.4%
                     (Cost $3,447,723)                                                        3,123,006
                                                                                   ---------------------

                     EXCHANGE-TRADED FUNDS - 0.5%
             300     iShares S&P 500 Growth Index Fund
                     (Cost $15,698)                                                              17,103
                                                                                   ---------------------

                     TOTAL INVESTMENTS - 99.9%
                     (Cost $3,463,421)                                                        3,140,109
                     Other Assets in excess of Liabilities - 0.1%                                 3,480
                                                                                   ---------------------
                     NET ASSETS - 100.0%                                                    $ 3,143,589
                                                                                   =====================

PLC - Public Limited Company

(a)  Non-income producing security.

(b) Security issuer deemed to be an affiliate due to Fund's licensing agreement with Licensor. Security represents less than 0.1% of net assets.


Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

MZG | CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------------------------
                     COMMON STOCKS  - 99.2%
                     CONSUMER DISCRETIONARY - 4.6%
              46     Black & Decker Corp.                                                   $     2,792
              10     Blue Nile, Inc. (a)                                                            559
              81     BorgWarner, Inc.                                                             2,447
              64     Brunswick Corp.                                                                643
              46     Callaway Golf Co.                                                              330
              41     Carter's, Inc. (a)                                                             892
               7     Churchill Downs, Inc.                                                          242
              30     Cinemark Holdings, Inc.                                                        380
             239     Coach, Inc.                                                                  8,305
              11     Columbia Sportswear Co.                                                        423
              42     Cooper Tire & Rubber Co.                                                       753
               9     Deckers Outdoor Corp. (a)                                                      834
             201     Eastman Kodak Co.                                                              814
              18     Federal Mogul Corp. - Class A (a)                                              243
           2,283     Ford Motor Co. (a)                                                          20,296
             107     Fortune Brands, Inc.                                                         4,110
              33     Fossil, Inc. (a)                                                             1,018
              98     Gentex Corp.                                                                 1,629
             169     Goodyear Tire & Rubber Co. (The) (a)                                         2,317
              45     Guess?, Inc.                                                                 1,667
             173     Harley-Davidson, Inc.                                                        5,041
              51     Harman International Industries, Inc.                                        1,918
              88     Hasbro, Inc.                                                                 2,609
              45     Hillenbrand, Inc.                                                              824
              52     Iconix Brand Group, Inc. (a)                                                   586
              21     International Speedway Corp. - Class A                                         566
              64     Jarden Corp.                                                                 1,757
             430     Johnson Controls, Inc.                                                      11,632
              75     Jones Apparel Group, Inc.                                                    1,271
             123     Leggett & Platt, Inc.                                                        2,394
              30     Life Time Fitness, Inc. (a)                                                    678
              67     Liz Claiborne, Inc.                                                            279
             101     LKQ Corp. (a)                                                                1,760
              39     Marvel Entertainment, Inc. (a)                                               2,030
             264     Mattel, Inc.                                                                 5,137
              22     Matthews International Corp. - Class A                                         762
              38     Mohawk Industries, Inc. (a)                                                  1,561
               4     National Presto Industries, Inc.                                               373

             194     Newell Rubbermaid, Inc.                                                      2,815
             197     NIKE, Inc. - Class B                                                        12,783
              23     NutriSystem, Inc.                                                              568
              40     Phillips-Van Heusen Corp.                                                    1,600
              24     Polaris Industries, Inc.                                                     1,047
              42     Polo Ralph Lauren Corp.                                                      3,228
              35     Pool Corp.                                                                     632
              52     Regal Entertainment Group - Class A                                            712
              76     Sherwin-Williams Co. (The)                                                   4,624
               9     Speedway Motorsports, Inc.                                                     144
              26     Thor Industries, Inc.                                                          740
              95     Tiffany & Co.                                                                4,055
              35     Timberland Co. (The) - Class A (a)                                             585
              17     True Religion Apparel, Inc. (a)                                                313
              50     TRW Automotive Holdings Corp. (a)                                            1,088
              42     Tupperware Brands Corp.                                                      1,955
              23     Under Armour, Inc. - Class A (a)                                               589
              63     VF Corp.                                                                     4,581
              49     WABCO Holdings, Inc.                                                         1,158
              32     Warnaco Group, Inc. (The) (a)                                                1,303
             308     Wendy's/Arby's Group, Inc. - Class A                                         1,263
              55     Whirlpool Corp.                                                              4,079
              38     Wolverine World Wide, Inc.                                                     972
                                                                                        ----------------
                                                                                                142,706
                                                                                        ----------------

                     CONSUMER STAPLES - 21.1%
              62     Alberto-Culver Co.                                                           1,745
           1,504     Altria Group, Inc.                                                          28,290
              15     American Italian Pasta Co. - Class A (a)                                       478
             425     Archer-Daniels-Midland Co.                                                  13,094
             312     Avon Products, Inc.                                                         10,686
              49     Bare Escentuals, Inc. (a)                                                      627
              11     Brown-Forman Corp. - Class A                                                   589
              69     Brown-Forman Corp. - Class B                                                 3,531
              98     Bunge Ltd. (Bermuda)                                                         6,066
               9     Cal-Maine Foods, Inc.                                                          247
             165     Campbell Soup Co.                                                            5,770
              36     Central European Distribution Corp. (a)                                      1,004
              13     Central Garden and Pet Co. (a)                                                 113
              51     Church & Dwight Co., Inc.                                                    3,011
             101     Clorox Co.                                                                   6,087
           1,554     Coca-Cola Co. (The)                                                         88,889
             226     Coca-Cola Enterprises, Inc.                                                  4,441
             368     Colgate-Palmolive Co.                                                       30,982
             320     ConAgra Foods, Inc.                                                          7,101
             140     Constellation Brands, Inc. - Class A (a)                                     2,395
              51     Corn Products International, Inc.                                            1,430

              57     Darling International, Inc. (a)                                                406
             128     Dean Foods Co. (a)                                                           2,035
             137     Del Monte Foods Co.                                                          1,437
             185     Dr. Pepper Snapple Group, Inc.                                               4,845
              49     Energizer Holdings, Inc. (a)                                                 2,761
              80     Estee Lauder Cos., Inc. (The) - Class A                                      3,746
              62     Flowers Foods, Inc.                                                          1,419
              31     Fresh Del Monte Produce, Inc. (Cayman Islands) (a)                             674
             224     General Mills, Inc.                                                         15,232
              28     Green Mountain Coffee Roasters, Inc. (a)                                     1,763
              26     Hain Celestial Group, Inc. (The) (a)                                           451
              52     Hansen Natural Corp. (a)                                                     1,818
             112     Hershey Co. (The)                                                            3,961
             229     HJ Heinz Co.                                                                 9,721
              51     Hormel Foods Corp.                                                           1,914
              10     J&J Snack Foods Corp.                                                          361
              83     JM Smucker Co. (The)                                                         4,904
             174     Kellogg Co.                                                                  9,149
             303     Kimberly-Clark Corp.                                                        19,989
             981     Kraft Foods, Inc. - Class A                                                 26,075
              17     Lancaster Colony Corp.                                                         811
              21     Lance, Inc.                                                                    511
             122     Lorillard, Inc.                                                              9,505
              75     McCormick & Co., Inc.                                                        2,676
              23     Mead Johnson Nutrition Co. - Class A                                         1,009
             115     Molson Coors Brewing Co. - Class B                                           5,199
             104     Pepsi Bottling Group, Inc.                                                   3,947
              44     PepsiAmericas, Inc.                                                          1,302
           1,143     PepsiCo., Inc.                                                              71,117
           1,423     Philip Morris International, Inc.                                           68,432
           2,140     Procter & Gamble Co. (The)                                                 133,429
              41     Ralcorp Holdings, Inc. (a)                                                   2,375
             123     Reynolds American, Inc.                                                      6,145
              12     Sanderson Farms, Inc.                                                          482
             507     Sara Lee Corp.                                                               6,155
              98     Smithfield Foods, Inc. (a)                                                   1,517
              16     Tootsie Roll Industries, Inc.                                                  407
              21     TreeHouse Foods, Inc. (a)                                                      732
             225     Tyson Foods, Inc. - Class A                                                  2,705
              18     Universal Corp.                                                                772
              24     Vector Group Ltd.                                                              334
                                                                                        ----------------
                                                                                                648,799
                                                                                        ----------------

                     ENERGY - 31.2%
             114     Alpha Natural Resources, Inc. (a)                                            4,218
             362     Anadarko Petroleum Corp.                                                    21,550
             243     Apache Corp.                                                                23,153

             119     Arch Coal, Inc.                                                              2,482
              28     Arena Resources, Inc. (a)                                                    1,145
              41     Atlas Energy, Inc.                                                           1,054
              37     Atwood Oceanics, Inc. (a)                                                    1,394
             224     Baker Hughes, Inc.                                                           9,126
              16     Basic Energy Services, Inc. (a)                                                110
              31     Berry Petroleum Co. - Class A                                                  847
              24     Bill Barrett Corp. (a)                                                         685
             214     BJ Services Co.                                                              4,019
              20     Bristow Group, Inc. (a)                                                        686
              73     Cabot Oil & Gas Corp.                                                        2,796
              28     Cal Dive International, Inc. (a)                                               203
             178     Cameron International Corp. (a)                                              6,713
              14     CARBO Ceramics, Inc.                                                           830
              18     Carrizo Oil & Gas, Inc. (a)                                                    379
             455     Chesapeake Energy Corp.                                                     10,884
           1,462     Chevron Corp.                                                              114,094
              57     Cimarex Energy Co.                                                           2,670
              19     CNX Gas Corp. (a)                                                              518
              46     Complete Production Services, Inc. (a)                                         478
              34     Comstock Resources, Inc. (a)                                                 1,262
              52     Concho Resources, Inc. (a)                                                   2,126
             949     ConocoPhillips                                                              49,130
             133     Consol Energy, Inc.                                                          6,107
              10     Contango Oil & Gas Co. (a)                                                     444
              22     Continental Resources, Inc. (a)                                                828
              16     Core Laboratories NV (Netherlands)                                           1,700
              40     CVR Energy, Inc. (a)                                                           293
             182     Denbury Resources, Inc. (a)                                                  2,415
             306     Devon Energy Corp.                                                          20,609
              48     Diamond Offshore Drilling, Inc.                                              4,778
              59     Dresser-Rand Group, Inc. (a)                                                 1,657
              19     Dril-Quip, Inc. (a)                                                          1,026
             506     El Paso Corp.                                                                4,837
              39     Encore Acquisition Co. (a)                                                   1,756
             103     ENSCO International, Inc.                                                    4,532
             184     EOG Resources, Inc.                                                         15,914
             121     EXCO Resources, Inc.                                                         2,047
              46     Exterran Holdings, Inc. (a)                                                    964
           3,508     Exxon Mobil Corp.                                                          263,346
              92     FMC Technologies, Inc. (a)                                                   5,011
              72     Forest Oil Corp. (a)                                                         1,319
              76     Frontier Oil Corp.                                                             876
              75     Global Industries Ltd. (a)                                                     440
              16     Goodrich Petroleum Corp. (a)                                                   354
              19     Gulfmark Offshore, Inc. (a)                                                    518
             649     Halliburton Co.                                                             19,055

              69     Helix Energy Solutions Group, Inc. (a)                                         811
              71     Helmerich & Payne, Inc.                                                      2,666
             216     Hess Corp.                                                                  12,519
              32     Holly Corp.                                                                    814
              83     International Coal Group, Inc. (a)                                             346
              20     James River Coal Co. (a)                                                       367
              91     Key Energy Services, Inc. (a)                                                  693
              10     Lufkin Industries, Inc.                                                        602
             519     Marathon Oil Corp.                                                          16,930
              74     Mariner Energy, Inc. (a)                                                       926
              62     Massey Energy Co.                                                            2,335
              58     McMoRan Exploration Co. (a)                                                    421
             139     Murphy Oil Corp.                                                             7,838
             202     Nabors Industries Ltd. (Bermuda) (a)                                         4,171
             305     National Oilwell Varco, Inc.                                                13,121
              96     Newfield Exploration Co. (a)                                                 4,059
             187     Noble Corp. (Switzerland)                                                    7,725
             127     Noble Energy, Inc.                                                           8,287
             591     Occidental Petroleum Corp.                                                  47,747
              38     Oceaneering International, Inc. (a)                                          2,076
              34     Oil States International, Inc. (a)                                           1,220
              75     Parker Drilling Co. (a)                                                        375
              56     Patriot Coal Corp. (a)                                                         686
             108     Patterson-UTI Energy, Inc.                                                   1,662
             193     Peabody Energy Corp.                                                         8,581
              26     Penn Virginia Corp.                                                            471
             220     PetroHawk Energy Corp. (a)                                                   4,915
              83     Pioneer Natural Resources Co.                                                3,432
             100     Plains Exploration & Production Co. (a)                                      2,721
             125     Pride International, Inc. (a)                                                3,954
              76     Quicksilver Resources, Inc. (a)                                              1,012
             113     Range Resources Corp.                                                        5,326
              35     Rosetta Resources, Inc. (a)                                                    551
              76     Rowan Cos., Inc.                                                             1,876
              27     RPC, Inc.                                                                      261
             106     SandRidge Energy, Inc. (a)                                                     994
             870     Schlumberger Ltd. (Netherlands Antilles)                                    55,584
              17     SEACOR Holdings, Inc. (a)                                                    1,302
             160     Smith International, Inc.                                                    4,349
              69     Southern Union Co.                                                           1,430
             249     Southwestern Energy Co. (a)                                                 10,946
             462     Spectra Energy Corp.                                                         8,967
              43     St. Mary Land & Exploration Co.                                              1,392
              84     Sunoco, Inc.                                                                 2,117
              57     Superior Energy Services, Inc. (a)                                           1,205
              21     Swift Energy Co. (a)                                                           451
             100     Tesoro Corp.                                                                 1,278

              50     Tetra Technologies, Inc. (a)                                                   518
              39     Tidewater, Inc.                                                              1,753
             233     Transocean Ltd. (Switzerland) (a)                                           19,896
             110     Ultra Petroleum Corp. (Canada) (a)                                           5,169
              32     Unit Corp. (a)                                                               1,204
              80     USEC, Inc. (a)                                                                 293
             404     Valero Energy Corp.                                                          6,420
              18     W&T Offshore, Inc.                                                             186
             506     Weatherford International Ltd. (Switzerland) (a)                             8,450
              20     Western Refining, Inc. (a)                                                      93
              36     Whiting Petroleum Corp. (a)                                                  2,241
             417     Williams Cos., Inc. (The)                                                    8,294
              19     World Fuel Services Corp.                                                    1,010
             421     XTO Energy, Inc.                                                            17,867
                                                                                        ----------------
                                                                                                958,284
                                                                                        ----------------

                     FINANCIALS - 0.3%
             141     Leucadia National Corp.                                                      3,034
             121     Plum Creek Timber Co., Inc. - REIT                                           4,173
              57     Rayonier, Inc. - REIT                                                        2,265
                                                                                        ----------------
                                                                                                  9,472
                                                                                        ----------------

                     HEALTH CARE - 0.1%
              29     Teleflex, Inc.                                                               1,511
              23     West Pharmaceutical Services, Inc.                                             887
                                                                                        ----------------
                                                                                                  2,398
                                                                                        ----------------

                     INDUSTRIALS - 20.0%
             468     3M Co.                                                                      36,242
              25     AAR Corp. (a)                                                                  467
              38     Actuant Corp. - Class A                                                        621
              30     Acuity Brands, Inc.                                                            968
              10     Aerovironment, Inc. (a)                                                        287
              64     AGCO Corp. (a)                                                               1,940
              31     Aircastle Ltd. (Bermuda)                                                       275
              24     Alliant Techsystems, Inc. (a)                                                2,057
              27     American Superconductor Corp. (a)                                              896
               6     Ameron International Corp.                                                     342
              77     AMETEK, Inc.                                                                 2,815
              14     A.O. Smith Corp.                                                               587
              27     Applied Industrial Technologies, Inc.                                          560
              12     Armstrong World Industries, Inc. (a)                                           497
              11     Astec Industries, Inc. (a)                                                     275
              82     Avery Dennison Corp.                                                         3,080
              11     Badger Meter, Inc.                                                             387
              29     Baldor Electric Co.                                                            747
              29     Barnes Group, Inc.                                                             450

              74     BE Aerospace, Inc. (a)                                                       1,426
             478     Boeing Co. (The)                                                            25,052
              34     Brady Corp. - Class A                                                        1,009
              35     Briggs & Stratton Corp.                                                        660
              23     Broadwind Energy, Inc. (a)                                                     164
              52     Bucyrus International, Inc.                                                  2,693
              44     Carlisle Cos., Inc.                                                          1,413
             454     Caterpillar, Inc.                                                           26,509
              17     Ceradyne, Inc. (a)                                                             287
              12     CIRCOR International, Inc.                                                     290
              35     CLARCOR, Inc.                                                                1,115
             123     Cooper Industries PLC - Class A (Ireland)                                    5,251
              35     Crane Co.                                                                      978
              11     Cubic Corp.                                                                    383
             130     Cummins, Inc.                                                                5,837
              30     Curtiss-Wright Corp.                                                           854
             178     Danaher Corp.                                                               12,624
             314     Deere & Co.                                                                 16,802
             132     Dover Corp.                                                                  5,396
              17     DynCorp International, Inc. - Class A (a)                                      238
             121     Eaton Corp.                                                                  7,732
             550     Emerson Electric Co.                                                        22,776
              38     Ener1, Inc. (a)                                                                223
              32     Energy Conversion Devices, Inc. (a)                                            317
              26     EnerSys (a)                                                                    592
              22     Esterline Technologies Corp. (a)                                               889
              40     Flowserve Corp.                                                              3,978
              50     Force Protection, Inc. (a)                                                     258
              11     Franklin Electric Co., Inc.                                                    303
              36     Gardner Denver, Inc.                                                         1,347
              37     General Cable Corp. (a)                                                      1,086
             236     General Dynamics Corp.                                                      15,552
           7,710     General Electric Co.                                                       123,514
              90     Goodrich Corp.                                                               5,341
              46     Graco, Inc.                                                                  1,296
              87     GrafTech International Ltd. (a)                                              1,280
              48     Griffon Corp. (a)                                                              499
              59     Harsco Corp.                                                                 1,831
               5     HEICO Corp.                                                                    187
              10     HEICO Corp. - Class A                                                          320
              43     Herman Miller, Inc.                                                            653
              65     Hexcel Corp. (a)                                                               686
              27     HNI Corp.                                                                      682
             502     Honeywell International, Inc.                                               19,312
              35     Hubbell, Inc. - Class B                                                      1,589
              60     IDEX Corp.                                                                   1,778
              17     II-VI, Inc. (a)                                                                484

             316     Illinois Tool Works, Inc.                                                   15,370
             229     Ingersoll-Rand PLC (Ireland)                                                 8,100
             130     ITT Corp.                                                                    6,724
              76     Joy Global, Inc.                                                             4,069
              25     Kaydon Corp.                                                                   889
              55     Kennametal, Inc.                                                             1,238
              28     Lincoln Electric Holdings, Inc.                                              1,439
               9     Lindsay Corp.                                                                  316
             231     Lockheed Martin Corp.                                                       17,840
              91     Manitowoc Co., Inc. (The)                                                      894
             259     Masco Corp.                                                                  3,517
             161     McDermott International, Inc. (Panama) (a)                                   3,371
              12     Middleby Corp. (a)                                                             538
              22     Mine Safety Appliances Co.                                                     544
              24     Mobile Mini, Inc. (a)                                                          365
              26     Moog, Inc. - Class A (a)                                                       687
              25     Mueller Industries, Inc.                                                       588
              79     Mueller Water Products, Inc. - Class A                                         398
              45     Navistar International Corp. (a)                                             1,485
              21     Nordson Corp.                                                                1,126
             220     Northrop Grumman Corp.                                                      12,056
              41     Orbital Sciences Corp. (a)                                                     514
              64     Oshkosh Corp.                                                                2,543
              23     Otter Tail Corp.                                                               530
              61     Owens Corning (a)                                                            1,441
             251     PACCAR, Inc.                                                                 9,307
             120     Parker Hannifin Corp.                                                        6,475
             150     Pitney Bowes, Inc.                                                           3,456
             102     Precision Castparts Corp.                                                   10,575
             144     Quanta Services, Inc. (a)                                                    2,700
             301     Raytheon Co.                                                                15,511
              14     RBC Bearings, Inc. (a)                                                         324
              26     Regal-Beloit Corp.                                                           1,234
              18     Robbins & Myers, Inc.                                                          414
              97     Rockwell Automation, Inc.                                                    4,219
             112     Rockwell Collins, Inc.                                                       5,988
              66     Roper Industries, Inc.                                                       3,435
              60     Shaw Group, Inc. (The) (a)                                                   1,712
              26     Simpson Manufacturing Co., Inc.                                                646
              40     Snap-On, Inc.                                                                1,446
              71     Spirit Aerosystems Holdings, Inc. - Class A (a)                              1,294
              39     SPX Corp.                                                                    2,078
              57     Stanley Works (The)                                                          2,768
              22     Teledyne Technologies, Inc. (a)                                                737
              72     Terex Corp. (a)                                                              1,356
              13     Textainer Group Holdings Ltd. (Bermuda)                                        207
             197     Textron, Inc.                                                                3,950

              52     Timken Co.                                                                   1,283
              27     Toro Co.                                                                     1,076
              27     TransDigm Group, Inc.                                                        1,170
              19     Tredegar Corp.                                                                 274
              55     Trinity Industries, Inc.                                                     1,038
              12     Triumph Group, Inc.                                                            576
             347     Tyco International Ltd. (Switzerland)                                       12,447
              19     United Stationers, Inc. (a)                                                    968
             640     United Technologies Corp.                                                   43,034
              13     Universal Forest Products, Inc.                                                467
              50     USG Corp. (a)                                                                  692
              15     Valmont Industries, Inc.                                                     1,150
              33     Wabtec Corp.                                                                 1,271
              20     Watsco, Inc.                                                                 1,003
              22     Watts Water Technologies, Inc. - Class A                                       674
              31     WESCO International, Inc. (a)                                                  809
              42     Woodward Governor Co.                                                          977
                                                                                        ----------------
                                                                                                612,302
                                                                                        ----------------

                     INFORMATION TECHNOLOGY - 1.1%
              22     Anixter International, Inc. (a)                                                951
           1,142     Corning, Inc.                                                               19,049
              38     Dolby Laboratories, Inc. - Class A (a)                                       1,699
             109     FLIR Systems, Inc. (a)                                                       3,128
              32     Intermec, Inc. (a)                                                             393
              22     Rofin-Sinar Technologies, Inc. (a)                                             501
             147     SAIC, Inc. (a)                                                               2,620
              18     Scansource, Inc. (a)                                                           419
              70     TiVo, Inc. (a)                                                                 693
             629     Xerox Corp.                                                                  4,843
                                                                                        ----------------
                                                                                                 34,296
                                                                                        ----------------

                     MATERIALS - 10.6%
             144     Air Products & Chemicals, Inc.                                              11,942
              49     Airgas, Inc.                                                                 2,266
              78     AK Steel Holding Corp.                                                       1,560
              65     Albemarle Corp.                                                              2,194
             701     Alcoa, Inc.                                                                  8,777
              67     Allegheny Technologies, Inc.                                                 2,280
              17     AMCOL International Corp.                                                      463
              44     Aptargroup, Inc.                                                             1,589
              17     Arch Chemicals, Inc.                                                           456
              49     Ashland, Inc.                                                                1,761
              70     Ball Corp.                                                                   3,459
              79     Bemis Co., Inc.                                                              2,315
              42     Cabot Corp.                                                                    963

              39     Calgon Carbon Corp. (a)                                                        546
              36     Carpenter Technology Corp.                                                     834
             106     Celanese Corp. - Class A                                                     3,155
              22     Century Aluminum Co. (a)                                                       215
              41     CF Industries Holdings, Inc.                                                 3,500
              93     Cliffs Natural Resources, Inc.                                               4,098
              50     Coeur d'Alene Mines Corp. (a)                                                1,140
              81     Commercial Metals Co.                                                        1,288
              22     Compass Minerals International, Inc.                                         1,432
             112     Crown Holdings, Inc. (a)                                                     2,819
              36     Cytec Industries, Inc.                                                       1,223
               8     Deltic Timber Corp.                                                            306
             835     Dow Chemical Co. (The)                                                      23,196
              33     Eagle Materials, Inc.                                                          890
              50     Eastman Chemical Co.                                                         3,006
             173     Ecolab, Inc.                                                                 7,769
             614     EI Du Pont de Nemours & Co.                                                 21,232
              55     FMC Corp.                                                                    3,079
             299     Freeport-McMoRan Copper & Gold, Inc.                                        24,757
              31     Glatfelter                                                                     345
              16     Greif, Inc. - Class A                                                          894
               7     Greif, Inc. - Class B                                                          349
              42     H.B. Fuller Co.                                                                855
             157     Hecla Mining Co. (a)                                                         1,038
             118     Huntsman Corp.                                                               1,123
              57     International Flavors & Fragrances, Inc.                                     2,321
             308     International Paper Co.                                                      7,839
              31     Intrepid Potash, Inc. (a)                                                      944
              10     Kaiser Aluminum Corp.                                                          386
              11     Koppers Holdings, Inc.                                                         311
              71     Louisiana-Pacific Corp. (a)                                                    443
              48     Lubrizol Corp.                                                               3,481
              32     Martin Marietta Materials, Inc.                                              2,729
             115     MeadWestvaco Corp.                                                           3,148
              13     Minerals Technologies, Inc.                                                    687
             395     Monsanto Co.                                                                31,896
             109     Mosaic Co. (The)                                                             5,935
              99     Nalco Holding Co.                                                            2,421
              10     NewMarket Corp.                                                              1,047
             349     Newmont Mining Corp.                                                        18,720
             207     Nucor Corp.                                                                  8,779
              44     Olin Corp.                                                                     738
              20     OM Group, Inc. (a)                                                             613
             118     Owens-Illinois, Inc. (a)                                                     3,690
              80     Packaging Corp. of America                                                   1,594
              96     Pactiv Corp. (a)                                                             2,338
             119     PPG Industries, Inc.                                                         7,072

             224     Praxair, Inc.                                                               18,375
              46     Reliance Steel & Aluminum Co.                                                1,880
              25     Rock-Tenn Co. - Class A                                                      1,129
              37     Rockwood Holdings, Inc. (a)                                                    833
              29     Royal Gold, Inc.                                                             1,561
              93     RPM International, Inc.                                                      1,823
              15     Schnitzer Steel Industries, Inc. - Class A                                     669
              32     Scotts Miracle-Gro Co. (The) - Class A                                       1,278
             110     Sealed Air Corp.                                                             2,452
              32     Sensient Technologies Corp.                                                    811
              77     Sigma-Aldrich Corp.                                                          4,107
              18     Silgan Holdings, Inc.                                                          964
              87     Solutia, Inc. (a)                                                              937
              70     Sonoco Products Co.                                                          1,973
             157     Steel Dynamics, Inc.                                                         2,656
              33     Stillwater Mining Co. (a)                                                      314
              78     Temple-Inland, Inc.                                                          1,403
              75     Terra Industries, Inc.                                                       2,894
              19     Texas Industries, Inc.                                                         660
              60     Titanium Metals Corp.                                                          586
             105     United States Steel Corp.                                                    4,689
               8     Valhi, Inc.                                                                     83
              65     Valspar Corp.                                                                1,704
              82     Vulcan Materials Co.                                                         3,975
              39     Walter Energy, Inc.                                                          2,675
              13     Westlake Chemical Corp.                                                        340
             150     Weyerhaeuser Co.                                                             5,841
              47     Worthington Industries, Inc.                                                   550
              39     WR Grace & Co. (a)                                                             892
                                                                                        ----------------
                                                                                                324,300
                                                                                        ----------------

                     UTILITIES - 10.2%
             478     AES Corp. (The) (a)                                                          6,090
              55     AGL Resources, Inc.                                                          1,900
             120     Allegheny Energy, Inc.                                                       2,638
              17     Allete, Inc.                                                                   568
              78     Alliant Energy Corp.                                                         2,143
             152     Ameren Corp.                                                                 3,950
             346     American Electric Power Co., Inc.                                           11,138
              12     American States Water Co.                                                      397
              65     American Water Works Co., Inc.                                               1,446
              97     Aqua America, Inc.                                                           1,583
              66     Atmos Energy Corp.                                                           1,808
              36     Avista Corp.                                                                   749
              26     Black Hills Corp.                                                              613
              13     California Water Service Group                                                 476
             262     Calpine Corp. (a)                                                            2,913

             222     CenterPoint Energy, Inc.                                                     2,946
              11     CH Energy Group, Inc.                                                          444
              41     Cleco Corp.                                                                  1,046
             154     CMS Energy Corp.                                                             2,193
             199     Consolidated Edison, Inc.                                                    8,539
             128     Constellation Energy Group, Inc.                                             4,073
             428     Dominion Resources, Inc.                                                    15,571
              84     DPL, Inc.                                                                    2,256
             118     DTE Energy Co.                                                               4,733
             934     Duke Energy Corp.                                                           15,579
             349     Dynegy, Inc. - Class A (a)                                                     632
             215     Edison International                                                         7,321
              32     El Paso Electric Co. (a)                                                       634
              24     Empire District Electric Co. (The)                                             435
              52     Energen Corp.                                                                2,262
             142     Entergy Corp.                                                               11,168
              92     EQT Corp.                                                                    3,786
             482     Exelon Corp.                                                                23,223
             220     FirstEnergy Corp.                                                            9,478
             272     FPL Group, Inc.                                                             14,136
              97     Great Plains Energy, Inc.                                                    1,727
              66     Hawaiian Electric Industries, Inc.                                           1,311
              32     IDACORP, Inc.                                                                  946
              52     Integrys Energy Group, Inc.                                                  2,004
              34     ITC Holdings Corp.                                                           1,512
              14     Laclede Group, Inc. (The)                                                      438
             118     MDU Resources Group, Inc.                                                    2,667
              14     MGE Energy, Inc.                                                               481
             113     Mirant Corp. (a)                                                             1,609
              48     National Fuel Gas Co.                                                        2,248
              28     New Jersey Resources Corp.                                                     986
              31     Nicor, Inc.                                                                  1,214
             192     NiSource, Inc.                                                               2,736
             125     Northeast Utilities                                                          3,014
              19     Northwest Natural Gas Co.                                                      815
              24     NorthWestern Corp.                                                             619
             192     NRG Energy, Inc. (a)                                                         4,596
              77     NSTAR                                                                        2,551
             165     NV Energy, Inc.                                                              1,921
              69     OGE Energy Corp.                                                             2,387
              71     Oneok, Inc.                                                                  2,841
              12     Ormat Technologies, Inc.                                                       494
             158     Pepco Holdings, Inc.                                                         2,575
             271     PG&E Corp.                                                                  11,474
              47     Piedmont Natural Gas Co., Inc.                                               1,114
              70     Pinnacle West Capital Corp.                                                  2,456
              47     PNM Resources, Inc.                                                            524

              53     Portland General Electric Co.                                                1,039
             272     PPL Corp.                                                                    8,301
             202     Progress Energy, Inc.                                                        7,896
             368     Public Service Enterprise Group, Inc.                                       11,540
             124     Questar Corp.                                                                4,919
             244     RRI Energy, Inc. (a)                                                         1,200
              79     SCANA Corp.                                                                  2,781
             163     Sempra Energy                                                                8,662
              20     South Jersey Industries, Inc.                                                  721
             581     Southern Co.                                                                18,644
              29     Southwest Gas Corp.                                                            760
             143     TECO Energy, Inc.                                                            2,109
              78     UGI Corp.                                                                    1,831
              22     UIL Holdings Corp.                                                             593
              23     Unisource Energy Corp.                                                         686
              59     Vectren Corp.                                                                1,386
              78     Westar Energy, Inc.                                                          1,606
              34     WGL Holdings, Inc.                                                           1,070
              85     Wisconsin Energy Corp.                                                       3,834
             327     Xcel Energy, Inc.                                                            6,645
                                                                                        ----------------
                                                                                                312,350
                                                                                        ----------------

                     TOTAL COMMON STOCK - 99.2%
                     (Cost $3,783,468)                                                        3,044,907
                                                                                        ----------------

                     EXCHANGE-TRADED FUNDS - 0.6%
             160     SPDR Trust Series 1
                     (Cost $14,956)                                                              17,581
                                                                                        ----------------

                     TOTAL INVESTMENTS - 99.8%
                     (Cost $3,798,424)                                                        3,062,488
                     Other Assets in Excess of Liabilities - 0.2%                                 6,236
                                                                                        ----------------
                     NET ASSETS - 100.0%                                                    $ 3,068,724
                                                                                        ================

NV - Legal Entity
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)  Non-income producing security.


See notes to financial statements.

MZO | CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                 VALUE
--------------------------------------------------------------------------------------------------------
                     COMMON STOCKS  - 97.8%
                     CONSUMER DISCRETIONARY - 13.3%
              29     99 Cents Only Stores (a)                                               $       349
              25     Aaron's, Inc.                                                                  627
              47     Abercrombie & Fitch Co. - Class A                                            1,877
              52     Advance Auto Parts, Inc.                                                     2,044
              42     Aeropostale, Inc. (a)                                                        1,323
             170     Amazon.com, Inc. (a)                                                        23,105
             102     American Eagle Outfitters, Inc.                                              1,569
               7     American Public Education, Inc. (a)                                            224
              13     Ameristar Casinos, Inc.                                                        226
              38     AnnTaylor Stores Corp. (a)                                                     531
              78     Apollo Group, Inc. - Class A (a)                                             4,451
              16     Arbitron, Inc.                                                                 344
              62     AutoNation, Inc. (a)                                                         1,094
              19     AutoZone, Inc. (a)                                                           2,809
              26     Bally Technologies, Inc. (a)                                                 1,080
              29     Barnes & Noble, Inc.                                                           677
              13     Bebe Stores, Inc.                                                               70
             150     Bed Bath & Beyond, Inc. (a)                                                  5,604
             187     Best Buy Co., Inc.                                                           8,009
              46     Big Lots, Inc. (a)                                                           1,061
              20     Bob Evans Farms, Inc.                                                          505
              31     Boyd Gaming Corp. (a)                                                          253
              62     Brinker International, Inc.                                                    856
              25     Brink's Home Security Holdings, Inc. (a)                                       818
              12     Buckle, Inc. (The)                                                             328
               9     Buffalo Wild Wings, Inc. (a)                                                   359
              53     Burger King Holdings, Inc.                                                     901
              24     Cabela's, Inc. (a)                                                             289
               6     Capella Education Co. (a)                                                      428
              51     Career Education Corp. (a)                                                   1,327
             117     Carmax, Inc. (a)                                                             2,326
             232     Carnival Corp. (Panama)                                                      7,431
              18     CEC Entertainment, Inc. (a)                                                    525
              37     Cheesecake Factory, Inc. (a)                                                   697
              95     Chico's FAS, Inc. (a)                                                        1,337
              13     Children's Place Retail Stores, Inc. (The) (a)                                 415
               8     Chipotle Mexican Grill, Inc. - Class A (a)                                     668
              10     Chipotle Mexican Grill, Inc. - Class B (a)                                     831
              20     Choice Hotels International, Inc.                                              627
              14     Coinstar, Inc. (a)                                                             375
              36     Collective Brands, Inc. (a)                                                    696
              47     Corinthian Colleges, Inc. (a)                                                  697
              14     Cracker Barrel Old Country Store, Inc.                                         526
              70     Darden Restaurants, Inc.                                                     2,200
              33     DeVry, Inc.                                                                  1,793
              46     Dick's Sporting Goods, Inc. (a)                                                955
               1     DIRECTV - Class A (a)                                                           33
              53     Dollar Tree, Inc. (a)                                                        2,595
             148     DR Horton, Inc.                                                              1,521
              25     Dress Barn, Inc. (a)                                                           537
             115     Expedia, Inc. (a)                                                            2,930
              78     Family Dollar Stores, Inc.                                                   2,380
              85     Foot Locker, Inc.                                                              807
              84     GameStop Corp. - Class A (a)                                                 2,050
             298     Gap, Inc. (The)                                                              6,383
              22     Gaylord Entertainment Co. (a)                                                  387
              92     Genuine Parts Co.                                                            3,296
              18     Gymboree Corp. (a)                                                             719
             190     H&R Block, Inc.                                                              3,857
              52     Hanesbrands, Inc. (a)                                                        1,249

              16     Helen of Troy Ltd. (Bermuda) (a)                                               329
              17     Hibbett Sports, Inc. (a)                                                       321
             924     Home Depot, Inc.                                                            25,281
              19     Interactive Data Corp.                                                         485
             173     International Game Technology                                                3,268
             254     Interpublic Group of Cos., Inc. (a)                                          1,608
              22     ITT Educational Services, Inc. (a)                                           2,002
              33     J Crew Group, Inc. (a)                                                       1,412
              34     Jack in the Box, Inc. (a)                                                      635
             107     JC Penney Co., Inc.                                                          3,075
              42     KB Home                                                                        569
             158     Kohl's Corp. (a)                                                             8,396
              38     Lamar Advertising Co. - Class A (a)                                          1,052
             238     Las Vegas Sands Corp. (a)                                                    3,646
              68     Lennar Corp. - Class A                                                         862
               6     Lennar Corp. - Class B                                                          58
             151     Limited Brands, Inc.                                                         2,505
             816     Lowe's Cos., Inc.                                                           17,797
             238     Macy's, Inc.                                                                 3,882
             169     Marriott International, Inc. - Class A                                       4,336
             594     McDonald's Corp.                                                            37,571
              19     MDC Holdings, Inc.                                                             564
              27     Men's Wearhouse, Inc.                                                          551
             132     MGM Mirage (a)                                                               1,395
              28     NetFlix, Inc. (a)                                                            1,642
              98     Nordstrom, Inc.                                                              3,278
               3     NVR, Inc. (a)                                                                2,019
             151     Office Depot, Inc. (a)                                                         927
              40     OfficeMax, Inc.                                                                423
             173     Omnicom Group, Inc.                                                          6,353
              75     O'Reilly Automotive, Inc. (a)                                                2,909
              17     Panera Bread Co. - Class A (a)                                               1,070
              12     Papa John's International, Inc. (a)                                            265
              41     Penn National Gaming, Inc. (a)                                               1,098
              22     Penske Auto Group, Inc.                                                        325
              74     PetSmart, Inc.                                                               1,905
              14     PF Chang's China Bistro, Inc. (a)                                              457
              23     priceline.com, Inc. (a)                                                      4,925
             178     Pulte Homes, Inc.                                                            1,627
              74     RadioShack Corp.                                                             1,396
              25     Regis Corp.                                                                    392
              38     Rent-A-Center, Inc. (a)                                                        672
              75     Ross Stores, Inc.                                                            3,299
              77     Royal Caribbean Cruises, Ltd. (Liberia) (a)                                  1,892
              23     Ryland Group, Inc.                                                             421
              66     Saks, Inc. (a)                                                                 403
              46     Sally Beauty Holdings, Inc. (a)                                                321
              38     Scientific Games Corp. - Class A (a)                                           538
              34     Sears Holdings Corp. (a)                                                     2,412
             160     Service Corp. International                                                  1,235
              36     Sonic Corp. (a)                                                                347
              36     Sotheby's                                                                      683
             395     Staples, Inc.                                                                9,211
             410     Starbucks Corp. (a)                                                          8,979
              98     Starwood Hotels & Resorts Worldwide, Inc.                                    3,138
               8     Strayer Education, Inc.                                                      1,580
               6     Systemax, Inc.                                                                  92
             382     Target Corp.                                                                17,786
              43     Tempur-Pedic International, Inc. (a)                                           927
              30     Texas Roadhouse, Inc. - Class A (a)                                            308
             238     TJX Cos., Inc.                                                               9,134
              73     Toll Brothers, Inc. (a)                                                      1,423
              19     Tractor Supply Co. (a)                                                         887
              16     Ulta Salon Cosmetics & Fragrance, Inc. (a)                                     263
               8     Unifirst Corp.                                                                 352
              64     Urban Outfitters, Inc. (a)                                                   2,025
              17     Vail Resorts, Inc. (a)                                                         659

              20     Weight Watchers International, Inc.                                            554
              48     Williams-Sonoma, Inc.                                                          975
              24     WMS Industries, Inc. (a)                                                       933
              99     Wyndham Worldwide Corp.                                                      1,838
              42     Wynn Resorts, Ltd. (a)                                                       2,711
             258     Yum! Brands, Inc.                                                            9,100
                                                                                         ---------------
                                                                                                351,690
                                                                                         ---------------

                     CONSUMER STAPLES - 6.0%
              35     BJ's Wholesale Club, Inc. (a)                                                1,215
              27     Casey's General Stores, Inc.                                                   826
               8     Chattem, Inc. (a)                                                              527
             242     Costco Wholesale Corp.                                                      14,498
             779     CVS Caremark Corp.                                                          24,157
             340     Kroger Co. (The)                                                             7,732
              33     NBTY, Inc. (a)                                                               1,325
              28     Nu Skin Enterprises, Inc. - Class A                                            750
               7     Pricesmart, Inc.                                                               132
             329     Rite Aid Corp. (a)                                                             421
              24     Ruddick Corp.                                                                  639
             244     Safeway, Inc.                                                                5,490
             118     SUPERVALU, Inc.                                                              1,632
             324     Sysco Corp.                                                                  8,761
              21     United Natural Foods, Inc. (a)                                                 529
             553     Walgreen Co.                                                                21,506
           1,190     Wal-Mart Stores, Inc.                                                       64,915
               6     Weis Markets, Inc.                                                             209
              76     Whole Foods Market, Inc. (a)                                                 1,949
              29     Winn-Dixie Stores, Inc. (a)                                                    313
                                                                                         ---------------
                                                                                                157,526
                                                                                         ---------------

                     ENERGY - 0.1%
              20     General Maritime Corp. (Marshall Islands)                                      141
              13     Hornbeck Offshore Services, Inc. (a)                                           297
              16     Overseas Shipholding Group, Inc.                                               613
              26     Ship Finance International, Ltd. (Bermuda)                                     339
                                                                                         ---------------
                                                                                                  1,390
                                                                                         ---------------
                     FINANCIALS - 33.7%
              16     Acadia Realty Trust - REIT                                                     260
              23     Affiliated Managers Group, Inc. (a)                                          1,500
             260     Aflac, Inc.                                                                 11,968
               1     Alexander's, Inc. - REIT (a)                                                   278
              18     Alexandria Real Estate Equities, Inc. - REIT                                 1,015
               3     Alleghany Corp. (a)                                                            801
              20     Allied World Assurance Co. Holdings, Ltd. (Bermuda)                            956
             303     Allstate Corp. (The)                                                         8,608
              80     AMB Property Corp. - REIT                                                    1,884
              22     American Campus Communities, Inc. - REIT                                       593
             571     American Express Co.                                                        23,885
              38     American Financial Group, Inc.                                                 922
              65     American International Group, Inc. (a)                                       1,846
               9     American National Insurance Co.                                                977
              64     AmeriCredit Corp. (a)                                                        1,181
             139     Ameriprise Financial, Inc.                                                   5,299
              14     Amtrust Financial Services, Inc.                                               167
             292     Annaly Capital Management, Inc. - REIT                                       5,376
              56     Anworth Mortgage Asset Corp. - REIT                                            403
             131     AON Corp.                                                                    5,074
              62     Apartment Investment & Management Co. - Class A - REIT                         838
              30     Arch Capital Group, Ltd. (Bermuda) (a)                                       2,095
              19     Argo Group International Holdings, Ltd. (Bermuda) (a)                          554
              54     Arthur J Gallagher & Co.                                                     1,210
              41     Aspen Insurance Holdings, Ltd. (Bermuda)                                     1,062
              65     Associated Banc-Corp.                                                          737
              66     Assurant, Inc.                                                               2,018
              68     Assured Guaranty, Ltd. (Bermuda)                                             1,542
              48     Astoria Financial Corp.                                                        498

              44     AvalonBay Communities, Inc. - REIT                                           3,178
              77     Axis Capital Holdings, Ltd. (Bermuda)                                        2,155
               4     Bancfirst Corp.                                                                150
              42     Bancorpsouth, Inc.                                                             974
              27     Bank Mutual Corp.                                                              189
           4,706     Bank of America Corp.                                                       74,590
              27     Bank of Hawaii Corp.                                                         1,234
             658     Bank of New York Mellon Corp. (The)                                         17,529
             371     BB&T Corp.                                                                   9,238
              22     Beneficial Mutual Bancorp, Inc. (a)                                            205
              36     BioMed Realty Trust, Inc. - REIT                                               493
              11     BlackRock, Inc.                                                              2,498
              12     BOK Financial Corp.                                                            558
              75     Boston Properties, Inc. - REIT                                               5,023
              47     Brandywine Realty Trust - REIT                                                 461
              28     BRE Properties, Inc. - REIT                                                    877
              33     Brookline Bancorp, Inc.                                                        314
              62     Brown & Brown, Inc.                                                          1,107
              31     Camden Property Trust - REIT                                                 1,201
             249     Capital One Financial Corp.                                                  9,552
             126     CapitalSource, Inc.                                                            462
              12     Capitol Federal Financial                                                      350
              33     Capstead Mortgage Corp. - REIT                                                 471
              16     Cash America International, Inc.                                               514
              24     Cathay General Bancorp                                                         187
             110     CB Richard Ellis Group, Inc. - Class A (a)                                   1,257
              37     CBL & Associates Properties, Inc. - REIT                                       343
             527     Charles Schwab Corp. (The)                                                   9,660
              12     Chemical Financial Corp.                                                       282
             333     Chimera Investment Corp. - REIT                                              1,342
             196     Chubb Corp.                                                                  9,827
              88     Cincinnati Financial Corp.                                                   2,246
           8,307     Citigroup, Inc.                                                             34,142
               9     City Holding Co.                                                               294
              22     City National Corp.                                                            868
              37     CME Group, Inc.                                                             12,144
              16     CNA Financial Corp. (a)                                                        364
               9     CNA Surety Corp. (a)                                                           121
               9     Cohen & Steers, Inc.                                                           172
              85     Comerica, Inc.                                                               2,420
              36     Commerce Bancshares, Inc.                                                    1,435
              16     Community Bank System, Inc.                                                    297
              25     Corporate Office Properties Trust - REIT                                       855
              22     Cousins Properties, Inc. - REIT                                                158
              32     Cullen/Frost Bankers, Inc.                                                   1,537
              36     CVB Financial Corp.                                                            279
              91     DCT Industrial Trust, Inc. - REIT                                              432
              24     Delphi Financial Group, Inc. - Class A                                         525
              73     Developers Diversified Realty Corp. - REIT                                     739
              52     DiamondRock Hospitality Co. - REIT                                             418
              37     Digital Realty Trust, Inc. - REIT                                            1,800
             292     Discover Financial Services                                                  4,514
              61     Douglas Emmett, Inc. - REIT                                                    837
              91     Duke Realty Corp. - REIT                                                     1,020
             232     E*Trade Financial Corp. (a)                                                    380
              31     East West Bancorp, Inc.                                                        452
              13     EastGroup Properties, Inc. - REIT                                              493
              68     Eaton Vance Corp.                                                            2,050
              29     Employers Holdings, Inc.                                                       444
              32     Endurance Specialty Holdings, Ltd. (Bermuda)                                 1,196
              14     Entertainment Properties Trust - REIT                                          442
              12     Equity Lifestyle Properties, Inc. - REIT                                       576
              20     Equity One, Inc. - REIT                                                        323
             149     Equity Residential - REIT                                                    4,799
              18     Erie Indemnity Co. - Class A                                                   665
              14     Essex Property Trust, Inc. - REIT                                            1,117
              32     Everest Re Group, Ltd. (Bermuda)                                             2,724

              35     Extra Space Storage, Inc. - REIT                                               385
              21     Ezcorp, Inc. - Class A (a)                                                     310
              31     Federal Realty Investment Trust - REIT                                       1,994
              54     Federated Investors, Inc. - Class B                                          1,392
             118     Fidelity National Financial, Inc. - Class A                                  1,639
             433     Fifth Third Bancorp                                                          4,365
              15     Financial Federal Corp.                                                        407
              47     First American Corp.                                                         1,491
               3     First Citizens BancShares, Inc. - Class A                                      472
              36     First Commonwealth Financial Corp.                                             153
              10     First Financial Bankshares, Inc.                                               518
             112     First Horizon National Corp. (a)                                             1,518
              27     First Midwest Bancorp, Inc.                                                    282
              58     First Niagara Financial Group, Inc.                                            765
              41     FirstMerit Corp.                                                               859
              48     FNB Corp.                                                                      312
              35     Forest City Enterprises, Inc. - Class A                                        376
              91     Franklin Resources, Inc.                                                     9,831
              35     Franklin Street Properties Corp. - REIT                                        395
              94     Fulton Financial Corp.                                                         810
             261     Genworth Financial, Inc. - Class A (a)                                       2,811
              28     Glacier Bancorp, Inc.                                                          366
             111     GLG Partners, Inc.                                                             327
             236     Goldman Sachs Group, Inc. (The)                                             40,040
               6     Greenhill & Co., Inc.                                                          490
              15     Hancock Holding Co.                                                            621
              28     Hanover Insurance Group, Inc. (The)                                          1,166
               8     Harleysville Group, Inc.                                                       252
             209     Hartford Financial Services Group, Inc.                                      5,112
              20     Hatteras Financial Corp. - REIT                                                612
              61     HCC Insurance Holdings, Inc.                                                 1,594
             140     HCP, Inc. - REIT                                                             4,382
              57     Health Care REIT, Inc. - REIT                                                2,539
              26     Healthcare Realty Trust, Inc. - REIT                                           574
              31     Highwoods Properties, Inc. - REIT                                              949
              26     Hilltop Holdings, Inc. (a)                                                     316
               9     Home Bancshares, Inc.                                                          206
              18     Home Properties, Inc. - REIT                                                   809
              51     Hospitality Properties Trust - REIT                                            990
             286     Host Hotels & Resorts, Inc. - REIT                                           3,009
             114     HRPT Properties Trust - REIT                                                   700
             275     Hudson City Bancorp, Inc.                                                    3,655
             299     Huntington Bancshares, Inc.                                                  1,142
               6     IBERIABANK Corp.                                                               340
              11     Infinity Property & Casualty Corp.                                             440
              32     Inland Real Estate Corp. - REIT                                                251
              24     Interactive Brokers Group, Inc. - Class A (a)                                  406
              41     IntercontinentalExchange, Inc. (a)                                           4,378
              29     International Bancshares Corp.                                                 486
              24     Investment Technology Group, Inc. (a)                                          438
              25     Investors Bancorp, Inc. (a)                                                    276
              33     Investors Real Estate Trust - REIT                                             291
              94     Janus Capital Group, Inc.                                                    1,230
              59     Jefferies Group, Inc.                                                        1,384
              20     Jones Lang LaSalle, Inc.                                                     1,017
           2,139     JPMorgan Chase & Co.                                                        90,886
              16     KBW, Inc. (a)                                                                  393
              12     Kearny Financial Corp.                                                         118
             389     Keycorp                                                                      2,280
              18     Kilroy Realty Corp. - REIT                                                     542
             207     Kimco Realty Corp. - REIT                                                    2,550
              57     Knight Capital Group, Inc. - Class A (a)                                       834
              22     LaSalle Hotel Properties - REIT                                                410
              79     Legg Mason, Inc.                                                             2,235
              37     Lexington Realty Trust - REIT                                                  180
              50     Liberty Property Trust - REIT                                                1,482
             147     Lincoln National Corp.                                                       3,368

             199     Loews Corp.                                                                  7,049
              42     M&T Bank Corp.                                                               2,754
              40     Macerich Co. (The) - REIT                                                    1,190
              37     Mack-Cali Realty Corp. - REIT                                                1,136
               5     Markel Corp. (a)                                                             1,695
             286     Marsh & McLennan Cos., Inc.                                                  6,449
             143     Marshall & Ilsley Corp.                                                        822
              26     Max Capital Group Ltd. (Bermuda)                                               567
              20     MB Financial, Inc.                                                             373
             130     MBIA, Inc. (a)                                                                 450
              14     Mercury General Corp.                                                          517
             319     MetLife, Inc.                                                               10,907
              53     MF Global, Ltd. (Bermuda) (a)                                                  333
             128     MFA Financial, Inc. - REIT                                                     969
              67     MGIC Investment Corp. (a)                                                      268
              14     Mid-America Apartment Communities, Inc. - REIT                                 651
             106     Moody's Corp.                                                                2,462
             668     Morgan Stanley                                                              21,095
              90     Nasdaq OMX Group (The) (a)                                                   1,681
              14     National Health Investors, Inc. - REIT                                         462
              39     National Penn Bancshares, Inc.                                                 215
              36     National Retail Properties, Inc. - REIT                                        721
              60     Nationwide Health Properties, Inc. - REIT                                    2,041
               7     Navigators Group, Inc. (a)                                                     326
              19     NBT Bancorp, Inc.                                                              391
             192     New York Community Bancorp, Inc.                                             2,244
              57     NewAlliance Bancshares, Inc.                                                   671
             125     Northern Trust Corp.                                                         6,188
              11     Northwest Bancorp, Inc.                                                        255
             143     NYSE Euronext                                                                3,615
              36     Old National Bancorp                                                           419
             126     Old Republic International Corp.                                             1,341
              36     Omega Healthcare Investors, Inc. - REIT                                        651
              25     optionsXpress Holdings, Inc.                                                   383
              15     PacWest Bancorp                                                                276
               6     Park National Corp.                                                            359
              31     PartnerRe, Ltd. (Bermuda)                                                    2,388
              93     People's United Financial, Inc.                                              1,515
              29     PHH Corp. (a)                                                                  401
               7     Pico Holdings, Inc. (a)                                                        210
              13     Pinnacle Financial Partners, Inc. (a)                                          154
              10     Piper Jaffray Cos. (a)                                                         434
              31     Platinum Underwriters Holdings, Ltd. (Bermuda)                               1,094
             245     PNC Financial Services Group, Inc.                                          13,967
               9     Portfolio Recovery Associates, Inc. (a)                                        405
              23     Post Properties, Inc. - REIT                                                   424
              21     Potlatch Corp. - REIT                                                          618
             162     Principal Financial Group, Inc.                                              4,113
              12     PrivateBancorp, Inc.                                                           119
              17     ProAssurance Corp. (a)                                                         905
             355     Progressive Corp. (The)                                                      5,953
             233     Prologis - REIT                                                              3,048
              24     Prosperity Bancshares, Inc.                                                    956
              38     Protective Life Corp.                                                          629
              34     Provident Financial Services, Inc.                                             360
             251     Prudential Financial, Inc.                                                  12,512
               9     PS Business Parks, Inc. - REIT                                                 428
              72     Public Storage - REIT                                                        5,730
              52     Raymond James Financial, Inc.                                                1,263
              55     Realty Income Corp. - REIT                                                   1,391
              28     Redwood Trust, Inc. - REIT                                                     402
              38     Regency Centers Corp. - REIT                                                 1,272
             607     Regions Financial Corp.                                                      3,557
              40     Reinsurance Group of America, Inc.                                           1,860
              36     RenaissanceRe Holdings, Ltd. (Bermuda)                                       1,918
              17     Riskmetrics Group, Inc. (a)                                                    254
              11     RLI Corp.                                                                      555

              14     S&T Bancorp, Inc.                                                              223
               9     Safety Insurance Group, Inc.                                                   321
               6     Saul Centers, Inc. - REIT                                                      185
              78     SEI Investments Co.                                                          1,366
              30     Selective Insurance Group                                                      468
              66     Senior Housing Properties Trust - REIT                                       1,371
              16     Signature Bank (a)                                                             496
             155     Simon Property Group, Inc. - REIT                                           11,262
              32     SL Green Realty Corp. - REIT                                                 1,421
             262     SLM Corp. (a)                                                                2,874
              11     Sovran Self Storage, Inc. - REIT                                               356
              51     St. Joe Co. (The) (a)                                                        1,270
              29     StanCorp Financial Group, Inc.                                               1,076
               8     State Auto Financial Corp.                                                     130
             267     State Street Corp.                                                          11,027
              40     Sterling Bancshares, Inc.                                                      201
              14     Stifel Financial Corp. (a)                                                     752
               2     Student Loan Corp. (The)                                                        99
             255     SunTrust Banks, Inc.                                                         6,026
              47     Susquehanna Bancshares, Inc.                                                   270
              19     SVB Financial Group (a)                                                        719
             230     Synovus Financial Corp.                                                        449
             145     T Rowe Price Group, Inc.                                                     7,095
              17     Tanger Factory Outlet Centers - REIT                                           667
              29     Taubman Centers, Inc. - REIT                                                   996
              67     TCF Financial Corp.                                                            880
             131     TD Ameritrade Holding Corp. (a)                                              2,573
              55     TFS Financial Corp.                                                            615
              52     Torchmark Corp.                                                              2,261
              20     Tower Group, Inc.                                                              494
              31     Transatlantic Holdings, Inc.                                                 1,675
             309     Travelers Cos., Inc. (The)                                                  16,189
              40     Trustco Bank Corp.                                                             246
              28     Trustmark Corp.                                                                536
              79     UDR, Inc. - REIT                                                             1,183
              17     UMB Financial Corp.                                                            668
              34     Umpqua Holdings Corp.                                                          400
              24     United Bankshares, Inc.                                                        410
              12     United Fire & Casualty Co.                                                     207
              26     Unitrin, Inc.                                                                  580
             197     Unum Group                                                                   3,751
           1,040     US Bancorp                                                                  25,095
              43     Validus Holdings, Ltd. (Bermuda)                                             1,140
              72     Valley National Bancorp                                                        952
              77     Ventas, Inc. - REIT                                                          3,306
              91     Vornado Realty Trust - REIT                                                  5,957
              46     Waddell & Reed Financial, Inc. - Class A                                     1,340
              47     Washington Federal, Inc.                                                       895
              25     Washington Real Estate Investment Trust - REIT                                 653
              43     Weingarten Realty Investors  - REIT                                            835
           2,412     Wells Fargo & Co.                                                           67,632
              14     WesBanco, Inc.                                                                 181
              16     Westamerica Bancorporation                                                     851
               4     White Mountains Insurance Group, Ltd. (Bermuda)                              1,303
              36     Whitney Holding Corp.                                                          290
              37     Wilmington Trust Corp.                                                         454
              13     Wintrust Financial Corp.                                                       338
              79     WR Berkley Corp.                                                             1,952
             176     XL Capital, Ltd. - Class A (Cayman Islands)                                  3,223
              20     Zenith National Insurance Corp.                                                572
              59     Zions Bancorporation                                                           776
                                                                                         ---------------
                                                                                                892,491
                                                                                         ---------------
                     HEALTH CARE - 29.5%
             837     Abbott Laboratories                                                         45,608
               5     Abraxis Bioscience, Inc. (a)                                                   167
              20     Acorda Therapeutics, Inc. (a)                                                  482
             254     Aetna, Inc.                                                                  7,394

              40     Alexion Pharmaceuticals, Inc. (a)                                            1,814
              32     Align Technology, Inc. (a)                                                     523
              55     Alkermes, Inc. (a)                                                             494
             173     Allergan, Inc.                                                              10,056
              16     Alnylam Pharmaceuticals, Inc. (a)                                              269
               9     AMAG Pharmaceuticals, Inc. (a)                                                 336
              14     Amedisys, Inc. (a)                                                             518
              40     American Medical Systems Holdings, Inc. (a)                                    703
              28     AMERIGROUP Corp. (a)                                                           664
             168     AmerisourceBergen Corp.                                                      4,148
             557     Amgen, Inc. (a)                                                             31,387
              16     Amsurg Corp. (a)                                                               331
              71     Amylin Pharmaceuticals, Inc. (a)                                             1,012
               8     Analogic Corp.                                                                 324
              12     athenahealth, Inc. (a)                                                         503
              17     Auxilium Pharmaceuticals, Inc. (a)                                             593
             329     Baxter International, Inc.                                                  17,947
              34     Beckman Coulter, Inc.                                                        2,209
             125     Becton Dickinson & Co.                                                       9,350
             167     Biogen Idec, Inc. (a)                                                        7,839
              52     BioMarin Pharmaceutical, Inc. (a)                                              859
              10     Bio-Rad Laboratories, Inc. - Class A (a)                                       967
             830     Boston Scientific Corp. (a)                                                  6,947
           1,098     Bristol-Myers Squibb Co.                                                    27,790
              28     Brookdale Senior Living, Inc.                                                  436
              28     Bruker Corp. (a)                                                               317
             202     Cardinal Health, Inc.                                                        6,510
              18     Catalyst Health Solutions, Inc. (a)                                            612
              42     Celera Corp. (a)                                                               262
             254     Celgene Corp. (a)                                                           14,084
              24     Centene Corp. (a)                                                              452
              36     Cephalon, Inc. (a)                                                           1,978
              30     Cepheid, Inc. (a)                                                              371
              36     Charles River Laboratories International, Inc. (a)                           1,157
              14     Chemed Corp.                                                                   633
             156     Cigna Corp.                                                                  5,004
              52     Community Health Systems, Inc. (a)                                           1,587
              24     Cooper Cos., Inc. (The)                                                        804
              35     Covance, Inc. (a)                                                            1,859
              85     Coventry Health Care, Inc. (a)                                               1,917
             281     Covidien PLC (Ireland)                                                      13,156
              57     CR Bard, Inc.                                                                4,686
              30     Cubist Pharmaceuticals, Inc. (a)                                               500
              57     DaVita, Inc. (a)                                                             3,377
              63     Dendreon Corp. (a)                                                           1,722
              77     DENTSPLY International, Inc.                                                 2,566
              10     Dionex Corp. (a)                                                               701
              32     Edwards Lifesciences Corp. (a)                                               2,633
             540     Eli Lilly & Co.                                                             19,834
              13     Emeritus Corp. (a)                                                             203
              60     Endo Pharmaceuticals Holdings, Inc. (a)                                      1,322
              35     ev3, Inc. (a)                                                                  445
             138     Express Scripts, Inc. (a)                                                   11,840
             171     Forest Laboratories, Inc. (a)                                                5,243
               8     Genomic Health, Inc. (a)                                                       152
              28     Gen-Probe, Inc. (a)                                                          1,167
              16     Gentiva Health Services, Inc. (a)                                              378
             151     Genzyme Corp. (a)                                                            7,656
             508     Gilead Sciences, Inc. (a)                                                   23,393
              13     Greatbatch, Inc. (a)                                                           239
              14     Haemonetics Corp. (a)                                                          747
             131     Health Management Associates, Inc. - Class A (a)                               803
              61     Health Net, Inc. (a)                                                         1,294
              43     Healthsouth Corp. (a)                                                          754
              24     Healthspring, Inc. (a)                                                         397
              48     Henry Schein, Inc. (a)                                                       2,384
              32     Hill-Rom Holdings, Inc.                                                        710

              14     HMS Holdings Corp. (a)                                                         619
             140     Hologic, Inc. (a)                                                            2,026
              85     Hospira, Inc. (a)                                                            3,991
              95     Humana, Inc. (a)                                                             3,943
              34     Idexx Laboratories, Inc. (a)                                                 1,702
              66     Illumina, Inc. (a)                                                           1,909
              37     Immucor, Inc. (a)                                                              683
             106     IMS Health, Inc.                                                             2,264
              10     Integra LifeSciences Holdings Corp. (a)                                        327
              14     InterMune, Inc. (a)                                                            150
              22     Intuitive Surgical, Inc. (a)                                                 6,172
              17     Invacare Corp.                                                                 423
              40     Inverness Medical Innovations, Inc. (a)                                      1,682
              45     Isis Pharmaceuticals, Inc. (a)                                                 482
           1,504     Johnson & Johnson                                                           94,511
              18     Kindred Healthcare, Inc. (a)                                                   267
              29     Kinetic Concepts, Inc. (a)                                                     978
             131     King Pharmaceuticals, Inc. (a)                                               1,550
              59     Laboratory Corp. of America Holdings (a)                                     4,305
               5     Landauer, Inc.                                                                 284
               8     LHC Group, Inc. (a)                                                            246
              31     LifePoint Hospitals, Inc. (a)                                                  900
              96     Life Technologies Corp. (a)                                                  4,779
              46     Lincare Holdings, Inc. (a)                                                   1,634
              22     Luminex Corp. (a)                                                              301
              21     Magellan Health Services, Inc. (a)                                             772
              17     Martek Biosciences Corp. (a)                                                   296
              23     Masimo Corp. (a)                                                               606
             151     McKesson Corp.                                                               9,365
             258     Medco Health Solutions, Inc. (a)                                            16,295
              28     Medicines Co. (The) (a)                                                        220
              30     Medicis Pharmaceutical Corp. - Class A                                         708
              16     Medivation, Inc. (a)                                                           491
              26     Mednax, Inc. (a)                                                             1,461
             604     Medtronic, Inc.                                                             25,634
           1,658     Merck & Co., Inc.                                                           60,036
              20     Meridian Bioscience, Inc.                                                      414
              21     Mettler-Toledo International, Inc. (a)                                       2,089
              29     Millipore Corp. (a)                                                          1,975
               8     Molina Healthcare, Inc. (a)                                                    167
             166     Mylan, Inc. (a)                                                              2,966
              52     Myriad Genetics, Inc. (a)                                                    1,202
              52     Nektar Therapeutics (a)                                                        453
              19     NuVasive, Inc. (a)                                                             617
              66     Omnicare, Inc.                                                               1,530
              30     Onyx Pharmaceuticals, Inc. (a)                                                 858
              31     OSI Pharmaceuticals, Inc. (a)                                                1,033
              22     Owens & Minor, Inc.                                                            853
              30     Parexel International Corp. (a)                                                360
              56     Patterson Cos., Inc. (a)                                                     1,440
              82     PDL BioPharma, Inc.                                                            533
              67     PerkinElmer, Inc.                                                            1,264
              42     Perrigo Co.                                                                  1,686
           4,419     Pfizer, Inc.                                                                80,293
              57     Pharmaceutical Product Development, Inc.                                     1,222
              16     PharMerica Corp. (a)                                                           241
              23     Phase Forward, Inc. (a)                                                        351
              37     PSS World Medical, Inc. (a)                                                    716
              29     Psychiatric Solutions, Inc. (a)                                                643
              82     Quest Diagnostics, Inc.                                                      4,751
              35     Regeneron Pharmaceuticals, Inc. (a)                                            642
              41     Resmed, Inc. (a)                                                             2,061
              24     Seattle Genetics, Inc. (a)                                                     223
              10     Sirona Dental Systems, Inc. (a)                                                291
             192     St. Jude Medical, Inc. (a)                                                   7,048
              35     STERIS Corp.                                                                 1,131
             167     Stryker Corp.                                                                8,417

              24     Sun Healthcare Group, Inc. (a)                                                 203
              20     Techne Corp.                                                                 1,358
             257     Tenet Healthcare Corp. (a)                                                   1,169
              29     Theravance, Inc. (a)                                                           382
             222     Thermo Fisher Scientific, Inc. (a)                                          10,485
              26     Thoratec Corp. (a)                                                             775
              28     United Therapeutics Corp. (a)                                                1,277
             632     UnitedHealth Group, Inc.                                                    18,119
              21     Universal American Corp. (a)                                                   218
              27     Universal Health Services, Inc. - Class B                                    1,509
              39     Valeant Pharmaceuticals International (a)                                    1,275
              17     Varian, Inc. (a)                                                               870
              69     Varian Medical Systems, Inc. (a)                                             3,225
              45     VCA Antech, Inc. (a)                                                         1,020
              90     Vertex Pharmaceuticals, Inc. (a)                                             3,494
              44     Viropharma, Inc. (a)                                                           333
              13     Volcano Corp. (a)                                                              191
              47     Warner Chilcott PLC - Class A (Ireland) (a)                                  1,155
              55     Waters Corp. (a)                                                             3,233
              55     Watson Pharmaceuticals, Inc. (a)                                             2,040
              20     WellCare Health Plans, Inc. (a)                                                660
             258     WellPoint, Inc. (a)                                                         13,940
              19     Wright Medical Group, Inc. (a)                                                 342
              12     XenoPort, Inc. (a)                                                             198
             126     Zimmer Holdings, Inc. (a)                                                    7,455
                                                                                         ---------------
                                                                                                781,927
                                                                                         ---------------

                     INDUSTRIALS - 7.7%
              24     ABM Industries, Inc.                                                           442
              14     Administaff, Inc.                                                              312
              52     Aecom Technology Corp. (a)                                                   1,321
              66     Airtran Holdings, Inc. (a)                                                     272
              23     Alaska Air Group, Inc. (a)                                                     688
              23     Alexander & Baldwin, Inc.                                                      703
               8     Allegiant Travel Co. (a)                                                       330
               4     Amerco, Inc. (a)                                                               205
               5     American Science & Engineering, Inc.                                           348
             157     AMR Corp. (a)                                                                  948
              12     Arkansas Best Corp.                                                            295
              25     Beacon Roofing Supply, Inc. (a)                                                384
              22     Brink's Co. (The)                                                              494
             152     Burlington Northern Santa Fe Corp.                                          14,942
              28     CBIZ, Inc. (a)                                                                 193
              93     CH Robinson Worldwide, Inc.                                                  5,184
              74     Cintas Corp.                                                                 2,079
               9     Clean Harbors, Inc. (a)                                                        482
              52     Continental Airlines, Inc. - Class B (a)                                       742
              25     Con-way, Inc.                                                                  758
              36     Copart, Inc. (a)                                                             1,167
              20     Corporate Executive Board Co.                                                  419
              66     Corrections Corp. of America (a)                                             1,649
              10     CoStar Group, Inc. (a)                                                         397
              70     Covanta Holding Corp. (a)                                                    1,195
             225     CSX Corp.                                                                   10,683
             388     Delta Air Lines, Inc. (a)                                                    3,178
              28     Deluxe Corp.                                                                   361
              38     Donaldson Co., Inc.                                                          1,615
              32     Dun & Bradstreet Corp.                                                       2,515
              34     EMCOR Group, Inc. (a)                                                          809
              43     EnergySolutions, Inc.                                                          369
              72     Equifax, Inc.                                                                2,063
             116     Expeditors International of Washington, Inc.                                 3,704
              76     Fastenal Co.                                                                 2,818
             163     FedEx Corp.                                                                 13,765
              98     Fluor Corp.                                                                  4,163
              17     Forward Air Corp.                                                              385
              28     FTI Consulting, Inc. (a)                                                     1,295

              12     G&K Services, Inc. - Class A                                                   265
              25     GATX Corp.                                                                     722
              17     Genco Shipping & Trading, Ltd. (Marshall Islands)                              399
              20     Genesee & Wyoming, Inc. - Class A (a)                                          622
              27     Geo Group, Inc. (The) (a)                                                      537
              19     Granite Construction, Inc.                                                     569
              20     Healthcare Services Group, Inc.                                                394
              33     Heartland Express, Inc.                                                        487
              72     Hertz Global Holdings, Inc. (a)                                                706
              21     HUB Group, Inc. - Class A (a)                                                  555
              10     Huron Consulting Group, Inc. (a)                                               228
              27     IHS, Inc. - Class A (a)                                                      1,358
              99     Iron Mountain, Inc. (a)                                                      2,376
              66     Jacobs Engineering Group, Inc. (a)                                           2,309
              56     JB Hunt Transport Services, Inc.                                             1,784
              90     JetBlue Airways Corp. (a)                                                      496
              51     Kansas City Southern (a)                                                     1,460
              91     KBR, Inc.                                                                    1,695
              29     Kirby Corp. (a)                                                                967
              30     Knight Transportation, Inc.                                                    510
              23     Korn/Ferry International (a)                                                   373
              30     Landstar System, Inc.                                                        1,120
              10     Layne Christensen Co. (a)                                                      260
              35     Lennox International, Inc.                                                   1,299
              46     Manpower, Inc.                                                               2,266
              12     Mcgrath Rentcorp                                                               248
              63     Monster Worldwide, Inc. (a)                                                    920
              56     MPS Group, Inc. (a)                                                            764
              26     MSC Industrial Direct Co. - Class A                                          1,193
              23     Navigant Consulting, Inc. (a)                                                  305
             205     Norfolk Southern Corp.                                                      10,537
              18     Old Dominion Freight Line, Inc. (a)                                            477
              66     Pall Corp.                                                                   2,101
              54     Pentair, Inc.                                                                1,625
             170     Republic Services, Inc.                                                      4,794
              25     Resources Connection, Inc. (a)                                                 482
              91     Robert Half International, Inc.                                              2,032
              28     Rollins, Inc.                                                                  498
             119     RR Donnelley & Sons Co.                                                      2,449
              26     RSC Holdings, Inc. (a)                                                         165
              33     Ryder System, Inc.                                                           1,338
              35     Skywest, Inc.                                                                  515
             403     Southwest Airlines Co.                                                       3,708
              48     Stericycle, Inc. (a)                                                         2,627
              31     Tetra Tech, Inc. (a)                                                           817
              11     Tutor Perini Corp. (a)                                                         183
              63     UAL Corp. (a)                                                                  489
             281     Union Pacific Corp.                                                         17,776
             384     United Parcel Service, Inc. - Class B                                       22,068
              47     URS Corp. (a)                                                                1,953
              44     Waste Connections, Inc. (a)                                                  1,428
             277     Waste Management, Inc.                                                       9,097
              23     Watson Wyatt Worldwide, Inc. - Class A                                         951
              29     Werner Enterprises, Inc.                                                       541
              37     WW Grainger, Inc.                                                            3,615
                                                                                         ---------------
                                                                                                203,125
                                                                                         ---------------
                     INFORMATION TECHNOLOGY - 7.5%
              37     Acxiom Corp. (a)                                                               427
              38     Alliance Data Systems Corp. (a)                                              2,318
              67     Arrow Electronics, Inc. (a)                                                  1,761
             280     Automatic Data Processing, Inc.                                             12,166
              81     Avnet, Inc. (a)                                                              2,207
              24     Blackbaud, Inc.                                                                534
              14     Blackboard, Inc. (a)                                                           584
              76     Broadridge Financial Solutions, Inc.                                         1,670
              16     CACI International, Inc. - Class A (a)                                         743
              21     Checkpoint Systems, Inc. (a)                                                   298

              75     Convergys Corp. (a)                                                            839
              38     Cybersource Corp. (a)                                                          652
              22     Digital River, Inc. (a)                                                        555
              23     DST Systems, Inc. (a)                                                          977
             612     eBay, Inc. (a)                                                              14,976
              19     Equinix, Inc. (a)                                                            1,828
              25     Euronet Worldwide, Inc. (a)                                                    531
              24     Factset Research Systems, Inc.                                               1,736
              31     Fair Isaac Corp.                                                               566
             172     Fidelity National Information Services, Inc.                                 3,887
              91     Fiserv, Inc. (a)                                                             4,208
              10     Forrester Research, Inc. (a)                                                   251
              38     Gartner, Inc. (a)                                                              719
              20     Genpact, Ltd. (Bermuda) (a)                                                    260
              43     Global Payments, Inc.                                                        2,204
             131     Google, Inc. - Class A (a)                                                  76,373
              10     GSI Commerce, Inc. (a)                                                         223
              47     Hewitt Associates, Inc. - Class A (a)                                        1,888
              53     IAC/InterActiveCorp. (a)                                                     1,031
              80     Ingram Micro, Inc. - Class A (a)                                             1,359
              45     Jack Henry & Associates, Inc.                                                1,028
              53     Lender Processing Services, Inc.                                             2,214
              52     Mastercard, Inc. - Class A                                                  12,525
              12     MAXIMUS, Inc.                                                                  558
             185     Paychex, Inc.                                                                5,800
              41     Rackspace Hosting, Inc. (a)                                                    759
              23     SRA International, Inc. - Class A (a)                                          415
               9     SYNNEX Corp. (a)                                                               255
               7     Syntel, Inc.                                                                   265
              30     Tech Data Corp. (a)                                                          1,263
              22     TeleTech Holdings, Inc. (a)                                                    424
             102     Teradata Corp. (a)                                                           2,989
             108     Total System Services, Inc.                                                  1,866
              20     Tyler Technologies, Inc. (a)                                                   400
              19     Unisys Corp. (a)                                                               610
              54     Valueclick, Inc. (a)                                                           509
             246     Visa, Inc. - Class A                                                        19,926
              22     VistaPrint NV (Netherlands) (a)                                              1,255
             394     Western Union Co. (The)                                                      7,269
              22     Wright Express Corp. (a)                                                       642
                                                                                         ---------------
                                                                                                198,743
                                                                                         ---------------
                     TELECOMMUNICATION SERVICES - 0.0%
              31     Premiere Global Services, Inc. (a)                                             234
                                                                                         ---------------

                     TOTAL COMMON STOCKS - 97.8%
                     (Cost $3,496,868)                                                        2,587,126
                                                                                         ---------------

                     EXCHANGE-TRADED FUNDS - 1.9%
             460     SPDR Trust Series 1                                                         50,545
                     (Cost $49,824)                                                      ---------------


                     TRACKING STOCKS (B) - 0.2%
                     CONSUMER DISCRETIONARY - 0.2%
              47     Liberty Media Corp. - Capital (a)                                            1,038
             318     Liberty Media Corp. - Interactive (a)                                        3,384
              27     Liberty Media Corp. - Starz (a)                                              1,297
                     (Cost $7,504)                                                       ---------------
                                                                                                  5,719
                                                                                         ---------------

                     MASTER LIMITED PARTNERSHIPS - 0.1%
                     FINANCIALS - 0.1%
              38     Lazard, Ltd. - Class A (Bermuda)                                             1,473
                     (Cost $1,567)                                                       ---------------


                     TOTAL INVESTMENTS - 100.0%
                     (Cost $3,555,763)                                                        2,644,863
                     Other Assets in excess of Liabilities - 0.0%                                   996
                                                                                         ---------------
                     NET ASSETS - 100.0%                                                    $ 2,645,859
                                                                                         ===============

NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust


(a)  Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

     Securities are classified by sectors that represent broad groups of related industries.

See notes to financial statements.

UEM | CLAYMORE U.S.-1 - THE CAPITAL MARKETS INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2009 (UNAUDITED)

NUMBER OF SHARES     DESCRIPTION                                                                 VALUE
--------------------------------------------------------------------------------------------------------
                     LONG-TERM INVESTMENTS  - 72.9%
                     COMMON STOCKS  - 40.5%
                     CONSUMER DISCRETIONARY - 4.3%
              36     Abercrombie & Fitch Co. - Class A                                      $     1,437
              74     Advance Auto Parts, Inc.                                                     2,908
             147     Amazon.com, Inc. (a)                                                        19,979
             126     American Eagle Outfitters, Inc.                                              1,938
              85     Apollo Group, Inc. - Class A (a)                                             4,851
              50     AutoZone, Inc. (a)                                                           7,393
             120     Bed Bath & Beyond, Inc. (a)                                                  4,483
             115     Best Buy Co., Inc.                                                           4,925
              39     Black & Decker Corp.                                                         2,367
              68     BorgWarner, Inc.                                                             2,054
             106     Burger King Holdings, Inc.                                                   1,802
             155     Cablevision Systems Corp. - Class A                                          3,878
             151     Carmax, Inc. (a)                                                             3,002
             211     Carnival Corp. (Panama)                                                      6,758
             256     CBS Corp. - Class B                                                          3,279
              32     Chipotle Mexican Grill, Inc. - Class A (a)                                   2,670
              80     Coach, Inc.                                                                  2,780
             948     Comcast Corp. - Class A                                                     13,907
             102     Darden Restaurants, Inc.                                                     3,206
              73     DeVry, Inc.                                                                  3,965
              95     Dick's Sporting Goods, Inc. (a)                                              1,972
             345     DIRECTV - Class A (a)                                                       10,912
             148     Discovery Communications, Inc. - Class A (a)                                 4,729
             183     DISH Network Corp. - Class A                                                 3,790
             186     DR Horton, Inc.                                                              1,912
             169     Eastman Kodak Co.                                                              684
             142     Expedia, Inc. (a)                                                            3,618
             837     Ford Motor Co. (a)                                                           7,441
              51     Fortune Brands, Inc.                                                         1,959
              75     GameStop Corp. - Class A (a)                                                 1,831
             140     Gannett Co., Inc.                                                            1,385
             254     Gap, Inc. (The)                                                              5,441
             137     Genuine Parts Co.                                                            4,909
             123     Goodyear Tire & Rubber Co. (The) (a)                                         1,686
             184     H&R Block, Inc.                                                              3,735
              61     Harley-Davidson, Inc.                                                        1,778
             104     Hasbro, Inc.                                                                 3,084
             464     Home Depot, Inc.                                                            12,695
              34     International Game Technology                                                  642
             377     Interpublic Group of Cos., Inc. (a)                                          2,386
             102     JC Penney Co., Inc.                                                          2,931
             138     Johnson Controls, Inc.                                                       3,733
              99     Kohl's Corp. (a)                                                             5,261
              84     Lamar Advertising Co. - Class A (a)                                          2,325
             124     Las Vegas Sands Corp. (a)                                                    1,900
             126     Lennar Corp. - Class A                                                       1,596
             128     Liberty Global, Inc. - Class A (a)                                           2,469
             439     Lowe's Cos., Inc.                                                            9,575
             112     Limited Brands, Inc.                                                         1,858
             126     Macy's, Inc.                                                                 2,055
              91     Marriott International, Inc. - Class A                                       2,348
             181     Mattel, Inc.                                                                 3,522
             309     McDonald's Corp.                                                            19,544
             131     McGraw-Hill Cos., Inc. (The)                                                 3,925
              95     MGM Mirage (a)                                                               1,004
              44     Mohawk Industries, Inc. (a)                                                  1,808
             122     Newell Rubbermaid, Inc.                                                      1,770
             806     News Corp. - Class A                                                         9,237
             110     NIKE, Inc. - Class B                                                         7,138
             100     Nordstrom, Inc.                                                              3,345
             152     Office Depot, Inc. (a)                                                         933
             105     Omnicom Group, Inc.                                                          3,856
              50     Penn National Gaming, Inc. (a)                                               1,340
              39     Polo Ralph Lauren Corp.                                                      2,997
              23     priceline.com, Inc. (a)                                                      4,925
             175     Pulte Homes, Inc.                                                            1,600
             167     Ross Stores, Inc.                                                            7,345
              52     Sears Holdings Corp. (a)                                                     3,689
              58     Sherwin-Williams Co. (The)                                                   3,529
             209     Staples, Inc.                                                                4,874
             246     Starbucks Corp. (a)                                                          5,387
              37     Starwood Hotels & Resorts Worldwide, Inc.                                    1,185

             196     Target Corp.                                                                 9,126
             213     Thomson Reuters Corp. (Canada)                                               6,754
              67     Tiffany & Co.                                                                2,860
             255     Time Warner Cable, Inc.                                                     10,682
             361     Time Warner, Inc.                                                           11,090
             122     TJX Cos., Inc.                                                               4,682
              99     Urban Outfitters, Inc. (a)                                                   3,132
              50     VF Corp.                                                                     3,636
             203     Viacom, Inc. - Class B (a)                                                   6,017
             255     Virgin Media, Inc.                                                           4,197
             541     Walt Disney Co. (The)                                                       16,349
               6     Washington Post Co.  - Class B                                               2,482
              67     Weight Watchers International, Inc.                                          1,855
              39     Whirlpool Corp.                                                              2,892
             142     Wyndham Worldwide Corp.                                                      2,637
              46     Wynn Resorts Ltd. (a)                                                        2,969
             151     Yum! Brands, Inc.                                                            5,326
                                                                                          --------------
                                                                                                399,861
                                                                                          --------------
                     CONSUMER STAPLES - 4.6%
             547     Altria Group, Inc.                                                          10,289
             229     Archer-Daniels-Midland Co.                                                   7,055
             124     Avon Products, Inc.                                                          4,247
              75     Brown-Forman Corp. - Class B                                                 3,838
              46     Bunge Ltd. (Bermuda)                                                         2,847
             156     Campbell Soup Co.                                                            5,455
             105     Church & Dwight Co., Inc.                                                    6,199
              70     Clorox Co.                                                                   4,219
             619     Coca-Cola Co. (The)                                                         35,407
             204     Coca-Cola Enterprises, Inc.                                                  4,009
             142     Colgate-Palmolive Co.                                                       11,955
             223     ConAgra Foods, Inc.                                                          4,948
             167     Constellation Brands, Inc. - Class A (a)                                     2,857
             145     CostCo Wholesale Corp.                                                       8,687
             458     CVS Caremark Corp.                                                          14,202
             158     Dean Foods Co. (a)                                                           2,512
              38     Energizer Holdings, Inc. (a)                                                 2,141
              98     Estee Lauder Cos., Inc. (The) - Class A                                      4,589
             168     General Mills, Inc.                                                         11,424
              66     Hansen Natural Corp. (a)                                                     2,308
             121     Hershey Co. (The)                                                            4,280
             117     HJ Heinz Co.                                                                 4,967
              91     Hormel Foods Corp.                                                           3,414
             122     Kellogg Co.                                                                  6,415
             125     Kimberly-Clark Corp.                                                         8,246
             458     Kraft Foods, Inc.  - Class A                                                12,174
             262     Kroger Co. (The)                                                             5,958
             101     McCormick & Co., Inc.                                                        3,604
              96     Molson Coors Brewing Co. - Class B                                           4,340
              92     Pepsi Bottling Group, Inc.                                                   3,491
             409     PepsiCo, Inc.                                                               25,448
             634     Philip Morris International, Inc.                                           30,489
             877     Procter & Gamble Co.                                                        54,681
             100     Reynolds American, Inc.                                                      4,996
             194     Safeway, Inc.                                                                4,365
             344     Sara Lee Corp.                                                               4,176
             119     Smithfield Foods, Inc. (a)                                                   1,842
             116     SUPERVALU, Inc.                                                              1,604
             231     Sysco Corp.                                                                  6,246
             226     Tyson Foods, Inc. - Class A                                                  2,717
              75     USANA Health Sciences, Inc. (a)                                              2,407
             333     Walgreen Co.                                                                12,950
           1,161     Wal-Mart Stores, Inc.                                                       63,333
              91     Whole Foods Market, Inc. (a)                                                 2,334
                                                                                          --------------
                                                                                                423,665
                                                                                          --------------
                     ENERGY - 4.6%
              49     Alpha Natural Resources, Inc. (a)                                            1,813
             158     Anadarko Petroleum Corp.                                                     9,406
             107     Apache Corp.                                                                10,195
              75     Arch Coal, Inc.                                                              1,564
             120     Baker Hughes, Inc.                                                           4,889
             186     BJ Services Co.                                                              3,493
              68     Cabot Oil & Gas Corp.                                                        2,604
              98     Cameron International Corp. (a)                                              3,704
             184     Chesapeake Energy Corp.                                                      4,401
             653     Chevron Corp.                                                               50,960
              58     Clayton Williams Energy, Inc. (a)                                            1,640
              96     CNX Gas Corp. (a)                                                            2,619
             431     ConocoPhillips                                                              22,313
              72     Consol Energy, Inc.                                                          3,306

             113     Continental Resources, Inc. (a)                                              4,254
             122     Denbury Resources, Inc. (a)                                                  1,619
             124     Devon Energy Corp.                                                           8,351
              52     Diamond Offshore Drilling, Inc.                                              5,176
             305     El Paso Corp.                                                                2,916
              76     ENSCO International, Inc.                                                    3,344
              74     EOG Resources, Inc.                                                          6,400
              52     Exterran Holdings, Inc. (a)                                                  1,089
           1,490     Exxon Mobil Corp.                                                          111,854
              70     FMC Technologies, Inc. (a)                                                   3,813
              67     Forest Oil Corp. (a)                                                         1,227
              91     Frontier Oil Corp.                                                           1,049
             278     Halliburton Co.                                                              8,162
              83     Helmerich & Payne, Inc.                                                      3,117
             114     Hess Corp.                                                                   6,607
              97     James River Coal Co. (a)                                                     1,778
             219     Marathon Oil Corp.                                                           7,144
              75     Murphy Oil Corp.                                                             4,229
             150     National Oilwell Varco, Inc.                                                 6,453
              74     Newfield Exploration Co. (a)                                                 3,129
             118     Noble Corp. (Switzerland)                                                    4,875
              69     Noble Energy, Inc.                                                           4,502
             235     Occidental Petroleum Corp.                                                  18,986
              32     Patriot Coal Corp. (a)                                                         392
             114     Peabody Energy Corp.                                                         5,068
              80     Pioneer Natural Resources Co.                                                3,308
              71     Plains Exploration & Production Co. (a)                                      1,932
             118     Pride International, Inc. (a)                                                3,732
             100     Quicksilver Resources, Inc. (a)                                              1,331
              71     Range Resources Corp.                                                        3,346
              93     Rowan Cos., Inc.                                                             2,296
              88     SandRidge Energy, Inc. (a)                                                     825
             329     Schlumberger Ltd. (Netherlands Antilles)                                    21,020
              93     Smith International, Inc.                                                    2,528
             191     Southwestern Energy Co. (a)                                                  8,396
             264     Spectra Energy Corp.                                                         5,124
              69     Sunoco, Inc.                                                                 1,739
             103     Tesoro Corp.                                                                 1,316
              47     Ultra Petroleum Corp. (Canada) (a)                                           2,209
             171     Valero Energy Corp.                                                          2,717
             234     Weatherford International Ltd. (Switzerland) (a)                             3,908
             186     Williams Cos., Inc. (The)                                                    3,700
             152     XTO Energy, Inc.                                                             6,451
                                                                                          --------------
                                                                                                424,319
                                                                                          --------------
                     FINANCIALS - 5.3%
              92     Aflac, Inc.                                                                  4,235
             172     Allstate Corp. (The)                                                         4,886
              73     AMB Property Corp. - REIT                                                    1,719
             144     American Capital Ltd. (a)                                                      423
             249     American Express Co.                                                        10,416
              34     American International Group, Inc. (a)                                         966
              96     Ameriprise Financial, Inc.                                                   3,659
             434     Annaly Capital Management, Inc. - REIT                                       7,990
             111     AON Corp.                                                                    4,299
             136     Apartment Investment & Management Co. - REIT - Class A                       1,837
              60     Assurant, Inc.                                                               1,834
              45     AvalonBay Communities, Inc. - REIT                                           3,251
           1,600     Bank of America Corp.                                                       25,360
             335     Bank of New York Mellon Corp. (The)                                          8,924
             216     BB&T Corp.                                                                   5,378
              40     BlackRock, Inc.                                                              9,083
              59     BOK Financial Corp.                                                          2,742
              53     Boston Properties, Inc. - REIT                                               3,550
             155     Capital One Financial Corp.                                                  5,946
             189     CB Richard Ellis Group, Inc. - Class A (a)                                   2,160
             401     Charles Schwab Corp. (The)                                                   7,350
             108     Chubb Corp.                                                                  5,415
             113     Cincinnati Financial Corp.                                                   2,884
           1,544     Citigroup, Inc.                                                              6,346
              17     CME Group, Inc.                                                              5,580
             169     CNA Financial Corp. (a)                                                      3,845
             113     Comerica, Inc.                                                               3,217
             309     Crawford & Co. - Class B (a)                                                 1,187
             105     Developers Diversified Realty Corp. - REIT                                   1,063
             231     Discover Financial Services                                                  3,571
             830     E*Trade Financial Corp. (a)                                                  1,361
              94     Eaton Vance Corp.                                                            2,833
             122     Equity Residential - REIT                                                    3,930
              47     Federal Realty Investment Trust - REIT                                       3,023

             198     Fidelity National Financial, Inc. - Class A                                  2,750
             237     Fifth Third BanCorp.                                                         2,389
              89     First American Corp.                                                         2,823
             110     First Financial Corp.                                                        3,147
             111     Forest City Enterprises, Inc. - Class A                                      1,191
              71     Franklin Resources, Inc.                                                     7,670
             208     Genworth Financial, Inc. - Class A (a)                                       2,240
             126     Goldman Sachs Group, Inc. (The)                                             21,377
             109     Hartford Financial Services Group, Inc.                                      2,666
             130     HCP, Inc. - REIT                                                             4,069
             126     Health Care REIT, Inc. - REIT                                                5,613
             286     Hudson City BanCorp, Inc.                                                    3,801
             262     Huntington Bancshares, Inc.                                                  1,001
              30     IntercontinentalExchange, Inc. (a)                                           3,204
             120     Janus Capital Group, Inc.                                                    1,571
           1,184     JPMorgan Chase & Co.                                                        50,308
             207     KeyCorp                                                                      1,213
             127     KimCo Realty Corp. - REIT                                                    1,565
              65     Legg Mason, Inc.                                                             1,839
              88     Leucadia National Corp.                                                      1,894
             109     Lincoln National Corp.                                                       2,497
             155     Loews Corp.                                                                  5,490
              50     M&T Bank Corp.                                                               3,279
              60     Macerich Co. (The) - REIT                                                    1,786
               8     Markel Corp. (a)                                                             2,712
             195     Marsh & McLennan Cos., Inc.                                                  4,397
             154     Marshall & Ilsley Corp.                                                        886
             193     MetLife, Inc.                                                                6,599
             341     MGIC Investment Corp. (a)                                                    1,364
             127     Moody's Corp.                                                                2,950
             353     Morgan Stanley                                                              11,148
              85     NASDAQ OMX Group, Inc. (The) (a)                                             1,588
             284     New York Community BanCorp, Inc.                                             3,320
              75     Northern Trust Corp.                                                         3,713
             105     NYSE Euronext                                                                2,654
             231     Old Republic International Corp.                                             2,458
             286     People's United Financial, Inc.                                              4,659
              79     Plum Creek Timber Co., Inc. - REIT                                           2,725
             123     PNC Financial Services Group, Inc.                                           7,012
              95     Principal Financial Group, Inc.                                              2,412
              56     PrivateBanCorp, Inc.                                                           554
             263     Progressive Corp. (The)                                                      4,411
              95     ProLogis - REIT                                                              1,243
             126     Prudential Financial, Inc.                                                   6,281
              65     Public Storage - REIT                                                        5,173
              60     Regency Centers Corp. - REIT                                                 2,008
             297     Regions Financial Corp.                                                      1,740
              65     Reinsurance Group of America, Inc.                                           3,023
             169     Republic BanCorp, Inc. - Class A                                             3,187
              76     SEI Investments Co.                                                          1,331
              72     Simon Property Group, Inc. - REIT                                            5,232
              47     SL Green Realty Corp. - REIT                                                 2,088
             278     SLM Corp. (a)                                                                3,050
             121     State Street Corp.                                                           4,997
             133     SunTrust Banks, Inc.                                                         3,143
             265     Synovus Financial Corp.                                                        517
              76     T Rowe Price Group, Inc.                                                     3,719
             257     TD Ameritrade Holding Corp. (a)                                              5,047
             383     TFS Financial Corp.                                                          4,282
              34     Torchmark Corp.                                                              1,478
              52     Transatlantic Holdings, Inc.                                                 2,810
             177     Travelers Cos., Inc. (The)                                                   9,273
             190     Unum Group                                                                   3,618
             413     US BanCorp                                                                   9,966
              83     Ventas, Inc. - REIT                                                          3,563
              64     Vornado Realty Trust - REIT                                                  4,189
           1,164     Wells Fargo & Co.                                                           32,639
               9     White Mountains Insurance Group Ltd. (Bermuda)                               2,932
             135     WR Berkley Corp.                                                             3,336
              79     Zions BanCorporation                                                         1,039
                                                                                          --------------
                                                                                                492,112
                                                                                          --------------
                     HEALTH CARE - 5.1%
             542     Abbott Laboratories                                                         29,533
              30     Abraxis Bioscience, Inc. (a)                                                 1,004
             164     Aetna, Inc.                                                                  4,774
             120     Allergan, Inc.                                                               6,976
             178     AmerisourceBergen Corp.                                                      4,395
             358     Amgen, Inc. (a)                                                             20,173
             118     Amylin Pharmaceuticals, Inc. (a)                                             1,683

             217     Baxter International, Inc.                                                  11,837
              48     Beckman Coulter, Inc.                                                        3,118
              61     Becton Dickinson and Co.                                                     4,563
             114     Biogen Idec, Inc. (a)                                                        5,351
              68     BioMarin Pharmaceutical, Inc. (a)                                            1,123
             511     Boston Scientific Corp. (a)                                                  4,277
             722     Bristol-Myers Squibb Co.                                                    18,274
             114     Cardinal Health, Inc.                                                        3,674
             156     Celgene Corp. (a)                                                            8,650
              77     Cephalon, Inc. (a)                                                           4,231
              76     Cerner Corp. (a)                                                             5,722
              51     Charles River Laboratories International, Inc. (a)                           1,640
             120     CIGNA Corp.                                                                  3,850
              41     Covance, Inc. (a)                                                            2,178
              73     Coventry Health Care, Inc. (a)                                               1,646
              39     CR Bard, Inc.                                                                3,206
              75     DaVita, Inc. (a)                                                             4,443
              78     DENTSPLY International, Inc.                                                 2,599
             331     Eli Lilly & Co.                                                             12,158
              96     Express Scripts, Inc. (a)                                                    8,237
             137     Forest Laboratories, Inc. (a)                                                4,200
             102     Genzyme Corp. (a)                                                            5,171
             298     Gilead Sciences, Inc. (a)                                                   13,723
              86     Health Net, Inc. (a)                                                         1,825
              56     Henry Schein, Inc. (a)                                                       2,781
             138     Hologic, Inc. (a)                                                            1,997
              86     Hospira, Inc. (a)                                                            4,038
              67     Humana, Inc. (a)                                                             2,781
             451     Idenix Pharmaceuticals, Inc. (a)                                               843
              52     Idexx Laboratories, Inc. (a)                                                 2,603
              86     Illumina, Inc. (a)                                                           2,487
             169     IMS Health, Inc.                                                             3,610
              14     Intuitive Surgical, Inc. (a)                                                 3,928
              73     Inverness Medical Innovations, Inc. (a)                                      3,070
             793     Johnson & Johnson                                                           49,832
              58     Kinetic Concepts, Inc. (a)                                                   1,955
              53     Laboratory Corp. of America Holdings (a)                                     3,867
              77     Life Technologies Corp. (a)                                                  3,833
              97     McKesson Corp.                                                               6,016
             166     Medco Health Solutions, Inc. (a)                                            10,485
             290     Medtronic, Inc.                                                             12,308
             937     Merck & Co., Inc.                                                           33,929
              51     Millipore Corp. (a)                                                          3,473
             202     Mylan, Inc. (a)                                                              3,610
             110     Patterson Cos., Inc. (a)                                                     2,828
           2,433     Pfizer, Inc.                                                                44,208
              80     Pharmaceutical Product Development, Inc.                                     1,715
             129     Quest Diagnostics, Inc.                                                      7,474
             378     Questcor Pharmaceuticals, Inc. (a)                                           1,625
              73     ResMed, Inc. (a)                                                             3,670
             237     Rigel Pharmaceuticals, Inc. (a)                                              1,794
             192     Sequenom, Inc. (a)                                                             787
             136     St Jude Medical, Inc. (a)                                                    4,993
             115     Stryker Corp.                                                                5,796
             152     Thermo Fisher Scientific, Inc. (a)                                           7,179
             353     UnitedHealth Group, Inc.                                                    10,121
              70     Varian Medical Systems, Inc. (a)                                             3,272
             415     Viropharma, Inc. (a)                                                         3,137
              60     Waters Corp. (a)                                                             3,527
             157     WellPoint, Inc. (a)                                                          8,483
              85     Zimmer Holdings, Inc. (a)                                                    5,029
                                                                                          --------------
                                                                                                477,318
                                                                                          --------------
                     INDUSTRIALS - 4.5%
             204     3M Co.                                                                      15,798
              53     AGCO Corp. (a)                                                               1,606
              82     AMETEK, Inc.                                                                 2,998
             180     AMR Corp. (a)                                                                1,087
              77     Avery Dennison Corp.                                                         2,892
              85     BE Aerospace, Inc. (a)                                                       1,638
             224     Boeing Co. (The)                                                            11,740
             109     Burlington Northern Santa Fe Corp.                                          10,715
             178     Caterpillar, Inc.                                                           10,393
              83     CH Robinson Worldwide, Inc.                                                  4,626
             124     Cintas Corp.                                                                 3,483
             110     Covanta Holding Corp. (a)                                                    1,878
             132     CSX Corp.                                                                    6,267
              97     Cummins, Inc.                                                                4,355
             105     Danaher Corp.                                                                7,447
             130     Deere & Co.                                                                  6,956

             284     Delta Air Lines, Inc. (a)                                                    2,326
             114     Dover Corp.                                                                  4,660
              36     Dun & Bradstreet Corp.                                                       2,829
              67     Eaton Corp.                                                                  4,281
             233     Emerson Electric Co.                                                         9,649
             369     Ener1, Inc. (a)                                                              2,162
              79     Energy Conversion Devices, Inc. (a)                                            784
              98     EnergySolutions, Inc.                                                          841
              96     Equifax, Inc.                                                                2,750
             107     Expeditors International of Washington, Inc.                                 3,417
             100     Fastenal Co.                                                                 3,708
              97     FedEx Corp.                                                                  8,192
              31     First Solar, Inc. (a)                                                        3,692
              36     Flowserve Corp.                                                              3,581
              78     Fluor Corp.                                                                  3,313
              66     Foster Wheeler AG (Switzerland) (a)                                          1,969
             122     General Dynamics Corp.                                                       8,040
           2,847     General Electric Co.                                                        45,609
              68     Goodrich Corp.                                                               4,035
              63     Harsco Corp.                                                                 1,955
             245     Hertz Global Holdings, Inc. (a)                                              2,401
             225     Honeywell International, Inc.                                                8,656
              43     IHS, Inc. - Class A (a)                                                      2,162
             181     Illinois Tool Works, Inc.                                                    8,804
             124     Iron Mountain, Inc. (a)                                                      2,976
              94     ITT Corp.                                                                    4,862
              58     Jacobs Engineering Group, Inc. (a)                                           2,029
             105     JB Hunt Transport Services, Inc.                                             3,345
              54     Joy Global, Inc.                                                             2,891
             107     KBR, Inc.                                                                    1,993
              52     L-3 Communications Holdings, Inc.                                            4,075
             113     Lockheed Martin Corp.                                                        8,727
              85     Manitowoc Co., Inc.                                                            835
              59     Manpower, Inc.                                                               2,906
             238     Masco Corp.                                                                  3,232
              98     McDermott International, Inc. (Panama) (a)                                   2,052
             105     Monster Worldwide, Inc. (a)                                                  1,534
             137     Norfolk Southern Corp.                                                       7,042
             112     Northrop Grumman Corp.                                                       6,138
             148     PACCAR, Inc.                                                                 5,488
             108     Pall Corp.                                                                   3,438
              79     Parker Hannifin Corp.                                                        4,263
              91     Pitney Bowes, Inc.                                                           2,097
              55     Precision Castparts Corp.                                                    5,702
             143     Quanta Services, Inc. (a)                                                    2,681
             133     Raytheon Co.                                                                 6,853
             245     Republic Services, Inc.                                                      6,909
             133     Robert Half International, Inc.                                              2,970
              75     Rockwell Automation, Inc.                                                    3,262
              86     Rockwell Collins, Inc.                                                       4,598
              70     Roper Industries, Inc.                                                       3,643
             123     RR Donnelley & Sons Co.                                                      2,531
              53     Ryder System, Inc.                                                           2,149
              49     Shaw Group, Inc. (The) (a)                                                   1,398
             359     Southwest Airlines Co.                                                       3,303
             141     Spirit Aerosystems Holdings, Inc. - Class A (a)                              2,570
              34     SPX Corp.                                                                    1,812
              34     Stanley Works (The)                                                          1,651
              56     Stericycle, Inc. (a)                                                         3,065
              40     SunPower Corp. - Class A (a)                                                   827
              65     Terex Corp. (a)                                                              1,224
              92     Textron, Inc.                                                                1,845
              96     UAL Corp. (a)                                                                  745
             160     Union Pacific Corp.                                                         10,122
             203     United Parcel Service, Inc. - Class B                                       11,666
             270     United Technologies Corp.                                                   18,155
              79     USG Corp. (a)                                                                1,093
             154     Waste Management, Inc.                                                       5,057
              54     WW Grainger, Inc.                                                            5,276
                                                                                          --------------
                                                                                                414,725
                                                                                          --------------

                     INFORMATION TECHNOLOGY - 7.8%
             469     Activision Blizzard, Inc. (a)                                                5,342
             202     Adobe Systems, Inc. (a)                                                      7,086
             476     Advanced Micro Devices, Inc. (a)                                             3,337
              71     Affiliated Computer Services, Inc. - Class A (a)                             3,919
             144     Agilent Technologies, Inc. (a)                                               4,164
             100     Akamai Technologies, Inc. (a)                                                2,400
              61     Alliance Data Systems Corp. (a)                                              3,720

             226     Altera Corp.                                                                 4,753
             126     Amphenol Corp.  - Class A                                                    5,191
             154     Analog Devices, Inc.                                                         4,618
             283     Apple, Inc. (a)                                                             56,574
             316     Applied Materials, Inc.                                                      3,890
             127     Arrow Electronics, Inc. (a)                                                  3,337
             126     Autodesk, Inc. (a)                                                           2,955
             171     Automatic Data Processing, Inc.                                              7,430
             113     Avnet, Inc. (a)                                                              3,079
             112     BMC Software, Inc. (a)                                                       4,338
             249     Broadcom Corp. - Class A (a)                                                 7,271
             229     CA, Inc.                                                                     5,061
           1,816     Cisco Systems, Inc. (a)                                                     42,494
             112     Citrix Systems, Inc. (a)                                                     4,276
             153     Cognizant Technology Solutions Corp. - Class A (a)                           6,721
              92     Computer Sciences Corp. (a)                                                  5,089
             475     Corning, Inc.                                                                7,923
             606     Dell, Inc. (a)                                                               8,557
              77     Dolby Laboratories, Inc. - Class A (a)                                       3,443
              38     DST Systems, Inc. (a)                                                        1,614
             342     eBay, Inc. (a)                                                               8,369
             127     Electronic Arts, Inc. (a)                                                    2,145
             777     EMC Corp. (a)                                                               13,077
              98     Fidelity National Information Services, Inc.                                 2,215
              81     Fiserv, Inc. (a)                                                             3,745
             109     FLIR Systems, Inc. (a)                                                       3,128
              98     Google, Inc. - Class A (a)                                                  57,134
             102     Harris Corp.                                                                 4,478
              73     Hewitt Associates, Inc. - Class A (a)                                        2,933
             720     Hewlett-Packard Co.                                                         35,323
             163     IAC/InterActiveCorp (a)                                                      3,170
           1,589     Intel Corp.                                                                 30,509
             383     International Business Machines Corp.                                       48,392
             154     Intuit, Inc. (a)                                                             4,498
             241     Juniper Networks, Inc. (a)                                                   6,297
              90     Kla-Tencor Corp.                                                             2,812
              83     Lam Research Corp. (a)                                                       2,821
             185     Linear Technology Corp.                                                      4,989
             607     LSI Corp. (a)                                                                3,211
              46     Mastercard, Inc. - Class A                                                  11,080
             101     McAfee, Inc. (a)                                                             3,853
              79     MEMC Electronic Materials, Inc. (a)                                            951
             133     Microchip Technology, Inc.                                                   3,491
             481     Micron Technology, Inc. (a)                                                  3,617
           2,435     Microsoft Corp.                                                             71,613
             185     Molex, Inc.                                                                  3,439
             951     Motorola, Inc.                                                               7,618
             173     National Semiconductor Corp.                                                 2,526
             181     NCR Corp. (a)                                                                1,703
             213     Nvidia Corp. (a)                                                             2,782
           1,511     Oracle Corp.                                                                33,363
             153     Paychex, Inc.                                                                4,797
             588     QUALCOMM, Inc.                                                              26,460
             163     Red Hat, Inc. (a)                                                            4,352
              63     Salesforce.com, Inc. (a)                                                     3,949
             149     SanDisk Corp. (a)                                                            2,938
             303     Sun Microsystems, Inc. (a)                                                   2,579
             343     Symantec Corp. (a)                                                           6,088
             154     Teradata Corp. (a)                                                           4,512
             341     Texas Instruments, Inc.                                                      8,624
             149     Total System Services, Inc.                                                  2,575
             109     VeriSign, Inc. (a)                                                           2,446
             200     Visa, Inc. - Class A                                                        16,200
             147     VMware, Inc. - Class A (a)                                                   6,171
             157     Western Digital Corp. (a)                                                    5,784
             282     Western Union Co. (The)                                                      5,203
             449     Xerox Corp.                                                                  3,457
             295     Xilinx, Inc.                                                                 6,679
             465     Yahoo!, Inc. (a)                                                             6,961
                                                                                          --------------
                                                                                                723,639
                                                                                          --------------
                     MATERIALS - 1.7%
              55     Air Products & Chemicals, Inc.                                               4,561
              55     Airgas, Inc.                                                                 2,544
              54     AK Steel Holding Corp.                                                       1,080
              79     Albemarle Corp.                                                              2,666
             257     Alcoa, Inc.                                                                  3,218
              45     Allegheny Technologies, Inc.                                                 1,531
              63     Ball Corp.                                                                   3,113
              81     Celanese Corp.  - Class A                                                    2,411

              28     CF Industries Holdings, Inc.                                                 2,390
             116     Crown Holdings, Inc. (a)                                                     2,920
             262     Dow Chemical Co. (The)                                                       7,278
              44     Eastman Chemical Co.                                                         2,645
              93     Ecolab, Inc.                                                                 4,177
             213     EI Du Pont de Nemours & Co.                                                  7,366
              46     FMC Corp.                                                                    2,576
             129     Freeport-McMoRan Copper & Gold, Inc.                                        10,681
             121     Huntsman Corp.                                                               1,152
             125     Innophos Holdings, Inc.                                                      3,096
              72     International Flavors & Fragrances, Inc.                                     2,932
             155     International Paper Co.                                                      3,945
              51     Lubrizol Corp.                                                               3,699
              27     Martin Marietta Materials, Inc.                                              2,303
             100     MeadWestvaco Corp.                                                           2,737
             157     Monsanto Co.                                                                12,678
             146     Mosaic Co. (The)                                                             7,950
             141     Newmont Mining Corp.                                                         7,563
             102     Nucor Corp.                                                                  4,326
              63     Owens-Illinois, Inc. (a)                                                     1,970
             123     Pactiv Corp. (a)                                                             2,995
              69     PPG Industries, Inc.                                                         4,101
              87     Praxair, Inc.                                                                7,137
              49     Reliance Steel & Aluminum Co.                                                2,003
             119     Sealed Air Corp.                                                             2,653
              51     Sigma-Aldrich Corp.                                                          2,720
             269     Southern Copper Corp.                                                        9,372
             106     Steel Dynamics, Inc.                                                         1,794
              60     Terra Industries, Inc.                                                       2,315
             127     Titanium Metals Corp.                                                        1,241
              46     United States Steel Corp.                                                    2,054
              52     Vulcan Materials Co.                                                         2,521
               9     Walter Energy, Inc.                                                            617
              79     Weyerhaeuser Co.                                                             3,076
                                                                                          --------------
                                                                                                160,107
                                                                                          --------------
                     TELECOMMUNICATION SERVICES - 1.1%
             142     American Tower Corp. - Class A (a)                                           5,811
           1,697     AT&T, Inc.                                                                  45,717
             209     CenturyTel, Inc.                                                             7,438
              80     Crown Castle International Corp. (a)                                         2,935
             287     Frontier Communications Corp.                                                2,267
             189     MetroPCS Communications, Inc. (a)                                            1,191
              86     NII Holdings, Inc. (a)                                                       2,563
             725     Qwest Communications International, Inc.                                     2,646
             915     Sprint Nextel Corp. (a)                                                      3,395
              56     Telephone & Data Systems, Inc.                                               1,707
              37     United States Cellular Corp. (a)                                             1,379
             883     Verizon Communications, Inc.                                                27,779
             206     Windstream Corp.                                                             2,044
                                                                                          --------------
                                                                                                106,872
                                                                                          --------------
                     UTILITIES - 1.5%
             255     AES Corp. (The) (a)                                                          3,249
              58     Allegheny Energy, Inc.                                                       1,275
             111     Alliant Energy Corp.                                                         3,050
              78     Ameren Corp.                                                                 2,027
             113     American Electric Power Co., Inc.                                            3,637
             294     Centerpoint Energy, Inc.                                                     3,901
             213     CMS Energy Corp.                                                             3,033
             101     Consolidated Edison, Inc.                                                    4,334
              44     Constellation Energy Group, Inc.                                             1,400
              20     Dominion Resources, Inc.                                                       728
             105     DTE Energy Co.                                                               4,212
             387     Duke Energy Corp.                                                            6,455
             515     Dynegy, Inc. - Class A (a)                                                     932
              85     Edison International                                                         2,894
              53     Energen Corp.                                                                2,306
              42     Entergy Corp.                                                                3,303
              58     EQT Corp.                                                                    2,387
             107     Exelon Corp.                                                                 5,155
              24     FirstEnergy Corp.                                                            1,034
              68     FPL Group, Inc.                                                              3,534
              94     Integrys Energy Group, Inc.                                                  3,623
             149     MDU Resources Group, Inc.                                                    3,367
              64     Mirant Corp. (a)                                                               911
              85     National Fuel Gas Co.                                                        3,981
             238     NiSource, Inc.                                                               3,392
             152     Northeast Utilities                                                          3,665
             111     NRG Energy, Inc. (a)                                                         2,657
             255     NSTAR                                                                        8,448

              79     Oneok, Inc.                                                                  3,162
             144     Pepco Holdings, Inc.                                                         2,347
             106     PG&E Corp.                                                                   4,488
             108     Pinnacle West Capital Corp.                                                  3,790
              58     PPL Corp.                                                                    1,770
              91     Progress Energy, Inc.                                                        3,557
             114     Public Service Enterprise Group, Inc.                                        3,575
              52     Questar Corp.                                                                2,063
             172     RRI Energy, Inc. (a)                                                           846
             101     SCANA Corp.                                                                  3,555
              75     Sempra Energy                                                                3,986
             296     Southern Co. (The)                                                           9,499
             277     TECO Energy, Inc.                                                            4,086
              78     Wisconsin Energy Corp.                                                       3,518
             203     Xcel Energy, Inc.                                                            4,125
                                                                                          --------------
                                                                                                143,257
                                                                                          --------------

                     TOTAL COMMON STOCKS - 40.5%                                              3,765,875
                     (Cost $4,517,737)                                                    --------------


PRINCIPAL AMOUNT     DESCRIPTION                         RATING (S&P)*    COUPON MATURITY        VALUE
--------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS -- 7.8%
                     CONSUMER DISCRETIONARY - 0.5%
         $ 3,000     CBS Corp.                               BBB-          7.875% 7/30/30   $     3,136
           6,000     Home Depot, Inc.                        BBB+          5.200% 3/1/11          6,259
           2,000     Home Depot, Inc.                        BBB+          5.400% 3/1/16          2,132
           1,000     McDonald's Corp.                        A             6.300% 10/15/37        1,145
           4,000     Omnicom Group, Inc.                     A-            5.900% 4/15/16         4,332
           4,000     Thomson Reuters Corp. (Canada)          A-            5.700% 10/1/14         4,509
           4,000     Time Warner Cable, Inc.                 BBB           5.850% 5/1/17          4,264
           6,000     Time Warner, Inc.                       BBB           6.750% 4/15/11         6,403
           2,000     Time Warner, Inc.                       BBB           7.625% 4/15/31         2,319
           1,000     Viacom, Inc.                            BBB           6.875% 4/30/36         1,080
          12,000     Walt Disney Co. (The)                   A             6.375% 3/1/12         13,276
                                                                                          --------------
                                                                                                 48,855
                                                                                          --------------
                     CONSUMER STAPLES - 0.6%
           4,000     Bottling Group LLC                      A             5.500% 4/1/16          4,465
           4,000     Coca-Cola Enterprises, Inc.             A             8.500% 2/1/22          5,418
           4,000     CVS Caremark Corp.                      BBB+          5.750% 6/1/17          4,299
          12,000     Kellogg Co.                             BBB+          6.600% 4/1/11         12,863
           4,000     Kimberly-Clark Corp.                    A             6.125% 8/1/17          4,611
           6,000     Kraft Foods, Inc.                       BBB+          5.625% 11/1/11         6,416
           2,000     Kroger Co. (The)                        BBB           6.400% 8/15/17         2,244
           8,000     Procter & Gamble Co. (The)              AA-           5.550% 3/5/37          8,613
           4,000     SABMiller PLC (United Kingdom) (b)      BBB+          5.500% 8/15/13         4,335
           3,000     Safeway, Inc.                           BBB           5.800% 8/15/12         3,293
                                                                                          --------------
                                                                                                 56,557
                                                                                          --------------
                     ENERGY - 0.5%
           5,000     Anadarko Petroleum Corp.                BBB-          5.950% 9/15/16         5,456
           4,000     ConocoPhillips Holding Co.              A             6.950% 4/15/29         4,643
           1,000     Energy Transfer Partners LP             BBB-          6.625% 10/15/36        1,022
           3,000     Enterprise Products Operating LLC       BBB-          5.600% 10/15/14        3,264
           7,000     Hess Corp.                              BBB-          6.650% 8/15/11         7,585
           6,000     Kinder Morgan Energy Partners LP        BBB           5.000% 12/15/13        6,380
           4,000     ONEOK Partners LP                       BBB           6.150% 10/1/16         4,239
           3,000     Spectra Energy Capital LLC              BBB           8.000% 10/1/19         3,558
           4,000     Transocean, Inc. (Cayman Islands)       BBB+          6.000% 3/15/18         4,376
           1,000     Valero Energy Corp.                     BBB           6.625% 6/15/37           966
           3,000     Williams Cos., Inc. (The)               BB+           8.750% 3/15/32         3,512
           2,000     XTO Energy, Inc.                        BBB           6.750% 8/1/37          2,221
                                                                                          --------------
                                                                                                 47,222
                                                                                          --------------
                     FINANCIALS - 3.3%
           3,000     Allstate Corp. (The)                    A-            5.550% 5/9/35          2,970
           6,000     American Express Co.                    BBB+          5.500% 9/12/16         6,280
           4,000     American International Group, Inc.      A-            5.850% 1/16/18         3,037
          15,000     Bank of America Corp.                   A             5.625% 10/14/16       15,387
           5,000     Bank of America Corp.                   A             5.750% 12/1/17         5,099
          10,000     Bear Stearns Cos. LLC (The)             A+            4.500% 10/28/10       10,345
           6,000     Bear Stearns Cos. LLC (The)             A+            5.700% 11/15/14        6,638
          10,000     Berkshire Hathaway Finance Corp.        AAA           4.125% 1/15/10        10,045
           3,000     Capital One Financial Corp.             BBB-          6.150% 9/1/16          3,038
           1,000     Chubb Corp.                             A+            6.000% 5/11/37         1,091
           6,000     Citigroup, Inc.                         A             5.300% 10/17/12        6,293
           9,000     Citigroup, Inc.                         A             6.125% 11/21/17        9,042
           3,000     Citigroup, Inc.                         A-            6.625% 6/15/32         2,772
          10,000     Credit Suisse USA, Inc.                 A+            6.125% 11/15/11       10,896
           1,000     Daimler Finance North America LLC       BBB+          8.500% 1/18/31         1,237

           6,000     Devon Financing Corp. ULC (Canada)      BBB+          6.875% 9/30/11         6,557
          15,000     General Electric Capital Corp.          AA+           5.250% 10/19/12       16,181
           9,000     General Electric Capital Corp.          AA+           5.375% 10/20/16        9,486
           4,000     General Electric Capital Corp.          AA+           5.875% 2/15/12         4,322
          10,000     General Electric Capital Corp.          AA+           6.750% 3/15/32        10,255
          15,000     Goldman Sachs Group, Inc.               A             6.125% 2/15/33        15,422
          10,000     HSBC Finance Corp.                      A             6.375% 10/15/11       10,702
           3,000     Jefferies Group, Inc.                   BBB           6.250% 1/15/36         2,428
          12,000     John Deere Capital Corp.                A             7.000% 3/15/12        13,496
          15,000     JPMorgan Chase & Co.                    A             5.150% 10/1/15        15,820
           1,000     JPMorgan Chase & Co.                    A+            6.000% 1/15/18         1,084
           3,000     Marsh & McLennan Cos., Inc.             BBB-          5.375% 7/15/14         3,158
           9,000     Merrill Lynch & Co., Inc.               A             6.400% 8/28/17         9,443
           6,000     MetLife, Inc.                           A-            5.700% 6/15/35         6,117
          10,000     Morgan Stanley                          A-            4.750% 4/1/14         10,175
           4,000     Morgan Stanley                          A             5.300% 3/1/13          4,275
          21,000     National Rural Utilities Cooperative
                        Finance Corp.                        A             7.250% 3/1/12         23,455
           4,000     News America, Inc.                      BBB+          6.400% 12/15/35        4,103
           3,000     Principal Financial Group, Inc.         BBB+          6.050% 10/15/36        2,700
           3,000     ProLogis                                BBB-          5.625% 11/15/16        2,848
           3,000     Prudential Financial, Inc.              A             6.000% 12/1/17         3,102
           3,000     Realty Income Corp.                     BBB           6.750% 8/15/19         3,072
           3,000     Simon Property Group LP                 A-            5.250% 12/1/16         3,035
           3,000     Swiss Re Insurance Solutions Holding
                        Corp.                                A-            7.000% 2/15/26         2,993
           3,000     Travelers Cos., Inc. (The)              A-            6.250% 6/15/37         3,350
          15,000     Wachovia Corp.                          A+            5.250% 8/1/14         15,780
          10,000     Wells Fargo & Co.                       AA-           4.875% 1/12/11        10,388
                                                                                          --------------
                                                                                                307,917
                                                                                          --------------
                     HEALTH CARE - 0.9%
          15,000     Abbott Laboratories                     AA            5.600% 5/15/11        16,055
           4,000     Abbott Laboratories                     AA            5.875% 5/15/16         4,556
           4,000     Aetna, Inc.                             A-            6.000% 6/15/16         4,310
           4,000     Bristol-Myers Squibb Co.                A+            5.875% 11/15/36        4,328
           3,000     CIGNA Corp.                             BBB           7.875% 5/15/27         2,947
           2,000     Humana, Inc.                            BBB-          6.450% 6/1/16          2,032
          15,000     Merck & Co., Inc                        AA-           4.750% 3/1/15         16,352
           3,000     Schering-Plough Corp.                   AA-           6.000% 9/15/17         3,408
          15,000     UnitedHealth Group, Inc.                A-            5.250% 3/15/11        15,630
           6,000     WellPoint, Inc.                         A-            5.250% 1/15/16         6,252
           4,000     Wyeth                                   AA            5.950% 4/1/37          4,391
                                                                                          --------------
                                                                                                 80,261
                                                                                          --------------
                     INDUSTRIALS - 0.1%
           3,000     Caterpillar, Inc.                       A             6.050% 8/15/36         3,380
           2,000     Lockheed Martin Corp.                   A-            6.150% 9/1/36          2,202
           1,000     Norfolk Southern Corp.                  BBB+          7.050% 5/1/37          1,218
           4,000     United Technologies Corp.               A             4.875% 5/1/15          4,426
                                                                                          --------------
                                                                                                 11,226
                                                                                          --------------
                     INFORMATION TECHNOLOGY - 0.4%
           3,000     Cisco Systems, Inc.                     A+            5.250% 2/22/11         3,167
          21,000     International Business Machines Corp.   A+            4.750% 11/29/12       22,956
           4,000     Oracle Corp.                            A             5.250% 1/15/16         4,413
           4,000     Western Union Co. (The)                 A-            5.930% 10/1/16         4,412
                                                                                          --------------
                                                                                                 34,948
                                                                                          --------------
                     MATERIALS - 0.1%
           6,000     Weyerhaeuser Co.                        BBB-          6.750% 3/15/12         6,376
                                                                                          --------------

                     TELECOMMUNICATION SERVICES - 0.7%
          15,000     AT&T, Inc.                              A             5.100% 9/15/14        16,333
           3,000     AT&T, Inc.                              A             5.625% 6/15/16         3,296
           7,000     Comcast Cable Communications Holdings,
                        Inc.                                 BBB+          8.375% 3/15/13         8,195
           6,000     COX Communications, Inc.                BBB-          5.450% 12/15/14        6,532
           4,000     Historic TW, Inc.                       BBB           9.125% 1/15/13         4,697
          12,000     New Cingular Wireless Services, Inc.    A             7.875% 3/1/11         12,979
          11,000     Verizon Global Funding Corp.            A             7.375% 9/1/12         12,579
           2,000     Verizon Global Funding Corp.            A             7.750% 12/1/30         2,382
                                                                                          --------------
                                                                                                 66,993
                                                                                          --------------
                     UTILITIES - 0.7%
           8,000     Arizona Public Service Co.              BBB-          6.375% 10/15/11        8,574
           4,000     Commonwealth Edison Co.                 A-            5.950% 8/15/16         4,405
           4,000     Consolidated Edison Co. of New York,
                        Inc.                                 A-            5.500% 9/15/16         4,316
           4,000     Constellation Energy Group, Inc.        BBB-          4.550% 6/15/15         4,097
           3,000     Duke Energy Ohio, Inc.                  A-            5.700% 9/15/12         3,307
           2,000     Energy East Corp.                       A-            6.750% 7/15/36         2,271
           3,000     FirstEnergy Corp.                       BBB-          7.375% 11/15/31        3,354
           3,000     Indiana Michigan Power Co.              BBB           6.050% 3/15/37         3,123
           6,000     Midamerican Energy Holdings Co.         BBB+          6.125% 4/1/36          6,431
           3,000     Pacific Gas & Electric Co.              BBB+          6.050% 3/1/34          3,236
           4,000     Pepco Holdings, Inc.                    BBB-          6.450% 8/15/12         4,333
           2,000     Progress Energy, Inc.                   BBB           6.850% 4/15/12         2,199

           8,000     Progress Energy, Inc.                   BBB           7.100% 3/1/11          8,523
           4,000     Southern Power Co.                      BBB+          4.875% 7/15/15         4,275
           3,000     Virginia Electric and Power Co.         A-            6.000% 5/15/37         3,247
                                                                                          --------------
                                                                                                 65,691
                                                                                          --------------
                     TOTAL CORPORATE BONDS - 7.8%
                     (Amortized Cost $693,122)                                                  726,046
                                                                                          --------------

                     U.S. GOVERNMENT AND AGENCY SECURITIES - 24.6%
                     MORTGAGE BACKED SECURITIES-- 12.0%
         140,000     Fannie Mae (d)                          AAA           4.500% TBA           146,650
          60,000     Fannie Mae (d)                          AAA           5.000% TBA            62,925
         180,000     Fannie Mae (d)                          AAA           5.500% TBA           191,419
         150,000     Fannie Mae (d)                          AAA           6.500% TBA           162,023
         150,000     Freddie Mac (d)                         AAA           5.500% TBA           159,656
         210,000     Freddie Mac (d)                         AAA           6.000% TBA           225,258
         160,000     Ginnie Mae (d)                          AAA           5.500% TBA           170,325
                                                                                          --------------
                                                                                              1,118,256
                                                                                          --------------
                     U.S. GOVERNMENT AGENCY SECURITIES - 3.3%
          41,000     Fannie Mae                              AAA           5.375% 7/15/16        47,128
           6,000     Fannie Mae                              AAA           5.500% 3/15/11         6,385
          36,000     Fannie Mae                              AAA           6.000% 5/15/11        38,880
           2,000     Fannie Mae                              AAA           6.625% 11/15/30        2,507
          12,000     Federal Farm Credit Bank                AAA           4.875% 2/18/11        12,633
          10,000     Federal Home Loan Banks                 AAA           3.875% 6/14/13        10,783
          25,000     Federal Home Loan Banks                 AAA           4.375% 3/17/10        25,306
          20,000     Federal Home Loan Banks                 AAA           4.625% 2/18/11        21,005
          10,000     Federal Home Loan Banks                 AAA           4.750% 12/16/16       11,080
          15,000     Federal Home Loan Banks                 AAA           4.875% 11/18/11       16,194
          20,000     Federal Home Loan Banks                 AAA           5.750% 5/15/12        22,286
          36,000     Freddie Mac                             AAA           4.500% 1/15/14        39,700
          40,000     Freddie Mac                             AAA           5.125% 7/15/12        44,116
          11,000     Freddie Mac                             AAA           6.250% 7/15/32        13,506
                                                                                          --------------
                                                                                                311,509
                                                                                          --------------
                     U.S. TREASURY SECURITIES - 9.3%
          25,000     United States Treasury Note/Bond        NR            2.000% 9/30/10        25,366
          90,000     United States Treasury Note/Bond        NR            2.750% 7/31/10        91,529
          25,000     United States Treasury Note/Bond        NR            2.875% 1/31/13        26,338
          15,000     United States Treasury Note/Bond        NR            3.625% 5/15/13        16,191
          15,000     United States Treasury Note/Bond        NR            3.750% 11/15/18       15,731
           5,000     United States Treasury Note/Bond        NR            3.875% 2/15/13         5,424
           9,000     United States Treasury Note/Bond        NR            4.000% 11/15/12        9,774
          27,000     United States Treasury Note/Bond        NR            4.000% 2/15/14        29,597
          49,000     United States Treasury Note/Bond        NR            4.000% 4/15/10        49,699
          40,000     United States Treasury Note/Bond        NR            4.125% 5/15/15        44,050
          16,000     United States Treasury Note/Bond        NR            4.250% 11/15/13       17,690
          15,000     United States Treasury Note/Bond        NR            4.250% 8/15/14        16,644
          70,000     United States Treasury Note/Bond        NR            4.250% 9/30/12        76,371
           3,000     United States Treasury Note/Bond        NR            4.250% 11/15/17        3,287
          30,000     United States Treasury Note/Bond        NR            4.500% 2/15/36        31,556
          10,000     United States Treasury Note/Bond        NR            4.500% 5/15/38        10,500
           9,000     United States Treasury Note/Bond        NR            4.500% 11/30/11        9,688
          24,000     United States Treasury Note/Bond        NR            4.625% 11/15/16       27,051
          24,000     United States Treasury Note/Bond        NR            4.750% 8/15/17        27,176
          14,000     United States Treasury Note/Bond        NR            5.125% 5/15/16        16,225
           8,000     United States Treasury Note/Bond        NR            5.750% 8/15/10         8,313
          18,000     United States Treasury Note/Bond        NR            6.125% 8/15/29        23,043
          30,000     United States Treasury Note/Bond        NR            6.250% 8/15/23        38,006
          14,000     United States Treasury Note/Bond        NR            6.375% 8/15/27        18,244
          28,000     United States Treasury Note/Bond        NR            6.625% 2/15/27        37,310
          35,000     United States Treasury Note/Bond        NR            7.250% 5/15/16        44,808
           6,000     United States Treasury Note/Bond        NR            7.875% 2/15/21         8,456
          27,000     United States Treasury Note/Bond        NR            8.000% 11/15/21       38,682
          14,000     United States Treasury Note/Bond        NR            8.750% 8/15/20        20,733
          35,000     United States Treasury Note/Bond        NR            8.875% 2/15/19        50,966
          15,000     United States Treasury Note/Bond        NR            9.125% 5/15/18        21,920
                                                                                          --------------
                                                                                                860,368
                                                                                          --------------
                     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 24.6%
                     (Amortized Cost $2,232,683)                                              2,290,133
                                                                                          --------------

NUMBER OF SHARES     DESCRIPTION                                                                 VALUE
--------------------------------------------------------------------------------------------------------
                     Master Limited Partnership - 0.0%
             113     Och-Ziff Capital Management Group LLC  - Class A                             1,322
                     (Cost $2,419)                                                        --------------


                     TOTAL LONG-TERM INVESTMENTS - 72.9%                                      6,783,376
                     (Cost $7,445,961)                                                    --------------


                                                                       YIELD/
PRINCIPAL AMOUNT     DESCRIPTION                      RATING (S&P)     COUPON   MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 22.2%
                     COMMERCIAL PAPER - 2.2%
         100,000     Erasums Capital Corp.                A-1+         0.220%   1/4/10           99,961
         100,000     Grampian Funding LLC                 A-1          0.280%   12/15/09         99,984
                                                                                          --------------
                                                                                                199,945
                                                                                          --------------
                     CORPORATE BONDS - 2.7%
                     FINANCIALS - 1.5%
          50,000     Citigroup, Inc.                      A             4.125%  2/22/10          50,299
          90,000     FleetBoston Financial Corp.          NR            7.375%  12/1/09          90,000
                                                                                          --------------
                                                                                                140,299
                                                                                          --------------

                     TELECOMMUNICATION SERVICES - 0.5%
          50,000     Cox Communications, Inc.             BBB-          4.625%  1/15/10          50,194
                                                                                          --------------

                     UTILITIES - 0.7%
          65,000     Dominion Resources, Inc.             A-            5.125%  12/15/09         65,020
                                                                                          --------------

                     TOTAL CORPORATE BONDS - 2.7%                                               255,513
                                                                                          --------------

                     U.S. GOVERNMENT AND AGENCY SECURITIES -  11.3%
         100,000     Fannie Mae                           AAA           4.625%  12/15/09        100,171
         400,000     Freddie Mac                          AAA           4.000%  12/15/09        400,587
         100,000     Freddie Mac Discount Notes  (c)      AAA           0.293%  1/11/10          99,997
         450,000     Freddie Mac Discount Notes  (c)      AAA           0.218%  3/15/10         449,922
                                                                                          --------------
                                                                                              1,050,677
                                                                                          --------------
                     U.S. TREASURY SECURITIES - 6.0%
         150,000     United States Treasury Bill  (c)     NR            0.137%  12/31/09        149,991
         100,000     United States Treasury Bill  (c)     NR            0.273%  1/14/10         100,000
         150,000     United States Treasury Bill  (c)     NR            0.074%  1/21/10         149,998
         100,000     United States Treasury Bill  (c)     NR            0.063%  1/28/10          99,999
          27,000     United States Treasury Note/Bond     NR            2.125%  1/31/10          27,091
          26,000     United States Treasury Note/Bond     NR            2.875%  6/30/10          26,407
                                                                                          --------------
                                                                                                553,486
                                                                                          --------------

                     TOTAL SHORT-TERM INVESTMENTS - 22.2%
                     (Amortized Cost $2,059,447)                                              2,059,621
                                                                                          --------------

                     TOTAL INVESTMENTS - 95.1%
                     (Cost $9,505,408)                                                        8,842,997
                     Other Assets in excess of Liabilities - 4.9%                               454,129
                                                                                          --------------
                     NET ASSETS - 100.0%                                                    $ 9,297,126
                                                                                          ==============

AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
TBA - To be announced; maturity date has not yet been established

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities amounted to $4,335 which represents 0.05% of net assets.

(c) Zero-coupon bond. Interest rate shown reflects yield as of November 30, 2009.

(d)  When-Issued Security.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S.Treasury Securities have an implied rating of AAA/Aaa. Ratings are unaudited.


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2009 (UNAUDITED)
                                                                       Claymore/Morningstar        Claymore/Morningstar
                                                                      Information Super Sector  Manufacturing Super Sector
                                                                           Index ETF                    Index ETF
                                                                             (MZN)                        (MZG)
                                                                      ---------------------      ------------------------
ASSETS
    Investments in securities, at value                                  $       3,140,109              $      3,062,488
    Cash                                                                            12,873                        11,357
    Receivables:
    Dividends                                                                        5,670                         9,905
    Interest                                                                             -                             -
    Investments sold                                                                     -                             -
    Due from Adviser                                                                70,609                        71,636
    Other assets                                                                     4,105                         4,703
                                                                      ---------------------      ------------------------
    Total assets                                                                 3,233,366                     3,160,089
                                                                      ---------------------      ------------------------

LIABILITIES
    Payables:
    Investments purchased                                                                -                             -
    Accrued expenses                                                                89,777                        91,365
                                                                      ---------------------      ------------------------
    Total liabilities                                                               89,777                        91,365
                                                                      ---------------------      ------------------------
NET ASSETS                                                               $       3,143,589              $      3,068,724
                                                                      =====================      ========================

COMPOSITION OF NET ASSETS
    Paid-in capital                                                      $       3,755,469              $      3,728,434
    Accumulated undistributed net investment
        income (loss)                                                               38,299                        57,996
    Accumulated net realized gain (loss) on
        investments and currency transactions                                     (326,867)                       18,230
    Net unrealized appreciation (depreciation)
        on investments and currency translation                                   (323,312)                     (735,936)
                                                                      ---------------------      ------------------------
NET ASSETS                                                               $       3,143,589              $      3,068,724
                                                                      =====================      ========================

    Shares outstanding ($0.01 par value with
        unlimited amount authorized)                                               150,000                       150,000
    Net Asset Value                                                      $           20.96              $          20.46
                                                                       ====================      ========================
    Investments in securities, at cost                                   $       3,463,421              $      3,798,424

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2009 (UNAUDITED)
                                                                       Claymore/Morningstar            Claymore U.S. - 1
                                                                       Services Super Sector          The Capital Markets
                                                                              Index ETF                      Index ETF
                                                                               (MZO)                          (UEM)
                                                                        -------------------            ------------------
ASSETS
    Investments in securities, at value                                  $       2,644,863              $      8,842,997
    Cash                                                                            13,284                     1,516,645
    Receivables:
    Dividends                                                                        4,894                         8,932
    Interest                                                                             -                        38,170
    Investments sold                                                                 8,517                         6,366
    Due from Adviser                                                                73,224                        81,416
    Other assets                                                                       664                           797
                                                                        -------------------            ------------------
    Total assets                                                                 2,745,446                    10,495,323
                                                                        -------------------            ------------------

LIABILITIES
    Payables:
    Investments purchased                                                           10,977                     1,105,382
    Accrued expenses                                                                88,610                        92,815
                                                                        -------------------            ------------------
    Total liabilities                                                               99,587                     1,198,197
                                                                        -------------------            ------------------
NET ASSETS                                                               $       2,645,859              $      9,297,126
                                                                        ===================            ==================

COMPOSITION OF NET ASSETS
    Paid-in capital                                                      $       3,772,802              $      9,976,596
    Accumulated undistributed net investment
        income (loss)                                                               29,248                        26,544
    Accumulated net realized gain (loss) on
        investments and currency transactions                                     (245,291)                      (43,603)
    Net unrealized appreciation (depreciation)
        on investments and currency translation                                   (910,900)                     (662,411)
                                                                        -------------------            ------------------
NET ASSETS                                                               $       2,645,859              $       9,297,126
                                                                        ===================            ==================

    Shares outstanding ($0.01 par value with
        unlimited amount authorized)                                               150,000                       200,000
    Net Asset Value                                                      $           17.64              $          46.49
                                                                        ===================            ==================
    Investments in securities, at cost                                   $       3,555,763              $      9,505,408


See notes to financial statements.

STATEMENT OF OPERATIONS
For the six months ended November 30, 2009 (unaudited)
                                                                         Claymore/Morningstar        Claymore/Morningstar
                                                                          Information Super           Manufacturing Super
                                                                          Sector Index ETF               Sector Index ETF
                                                                               (MZN)                          (MZG)
                                                                         ------------------           -------------------
INVESTMENT INCOME
    Dividend income                                                      $          24,723              $         38,270
    Return of capital distributions received                                             -                         (248)
    Foreign taxes withheld                                                               -                           (2)
                                                                         ------------------           -------------------
    Net dividend income                                                             24,723                        38,020
    Interest                                                                             -                             -
                                                                         ------------------           -------------------
    Total investment income                                                         24,723                        38,020
                                                                         ------------------           -------------------

EXPENSES
    Advisory fee                                                                     5,818                         5,725
    Administration fee                                                                 400                           394
    Custodian fee                                                                   23,132                        26,906
    Licensing fee                                                                   41,781                        41,781
    Listing fee and expenses                                                         1,000                         1,000
    Miscellaneous                                                                    4,420                         3,763
    Offering costs                                                                       -                             -
    Printing expenses                                                                5,429                         5,155
    Professional fees                                                               14,886                        14,601
    Trustees' fees and expenses                                                      1,900                         1,900

                                                                         ------------------           -------------------
    Total expenses                                                                  98,766                       101,225
    Advisory fees waived                                                            (5,818)                       (5,725)
    Other expenses waived or reimbursed                                            (86,403)                      (89,060)

                                                                         ------------------           -------------------
    Net Expenses                                                                     6,545                         6,440
                                                                         ------------------           -------------------
    NET INVESTMENT INCOME (LOSS)                                                    18,178                        31,580
                                                                         ------------------           -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on
    Investments                                                                     (4,341)                      (26,936)
    In-kind transactions                                                                 -                        89,068
    Net realized gain (loss)                                                        (4,341)                       62,132
                                                                         ------------------           -------------------
    Net change in unrealized appreciation (depreciation) on
    Investments                                                                    580,052                       362,267
                                                                         ------------------           -------------------
    Net unrealized appreciation (depreciation)                                     580,052                       362,267
                                                                         ------------------           -------------------
    Net realized and unrealized gain (loss)                                        575,711                       424,399
                                                                         ------------------           -------------------

    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $         593,889              $        455,979
                                                                         ==================           ===================

See notes to financial statements.

                                                                         Claymore/Morningstar           Claymore U.S. -1
                                                                            Services Super             The Capital Markets
                                                                           Sector Index ETF                 Index ETF
                                                                                 (MZO)                        (UEM)
                                                                         ------------------              ---------------

INVESTMENT INCOME
    Dividend income                                                      $          20,826              $         36,342
    Return of capital distributions received                                             -                           (17)
    Foreign taxes withheld                                                               -                           (18)
                                                                         ------------------              ---------------
    Net dividend income                                                             20,826                        36,307
    Interest                                                                             -                        41,990
                                                                         ------------------              ---------------
    Total investment income                                                         20,826                        78,297
                                                                         ------------------              ---------------

EXPENSES
    Advisory fee                                                                     4,891                        11,194
    Administration fee                                                                 336                         1,232
    Custodian fee                                                                   25,872                        18,753
    Licensing fee                                                                   41,781                         3,134
    Listing fee and expenses                                                         1,000                         1,000
    Miscellaneous                                                                    4,459                         5,906
    Offering costs                                                                       -                             -
    Printing expenses                                                                5,440                         6,206
    Professional fees                                                               14,517                        15,740
    Trustees' fees and expenses                                                      1,900                         1,900
                                                                         ------------------              ---------------
    Total expenses                                                                 100,196                        65,065
    Advisory fees waived                                                            (4,891)                      (11,194)
    Other expenses waived or reimbursed                                            (89,802)                      (35,065)
                                                                         ------------------              ---------------
    Net Expenses                                                                     5,503                        18,806
                                                                         ------------------              ---------------
    NET INVESTMENT INCOME (LOSS)                                                    15,323                        59,491
                                                                         ------------------              ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on
    Investments                                                                    (50,296)                       37,346
    In-kind transactions                                                                 -                             -
    Net realized gain (loss)                                                       (50,296)                       37,346
                                                                         ------------------              ---------------
    Net change in unrealized appreciation (depreciation) on
    Investments                                                                    482,368                       694,207
                                                                         ------------------              ---------------
    Net unrealized appreciation (depreciation)                                     482,368                       694,207
                                                                         ------------------              ---------------
    Net realized and unrealized gain (loss)                                        432,072                       731,553
                                                                         ------------------              ---------------

    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $         447,395              $        791,044
                                                                         ==================              ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                      Claymore/Morningstar Information         Claymore/Morningstar Manufacturing
                                                        Super Sector Index ETF (MZN)              Super Sector Index ETF (MZG)
                                                  ----------------------------------------- ----------------------------------------
                                                    For the six months                        For the six months
                                                         Ended               For the Year           Ended            For the Year
                                                     November 30, 2009          Ended          November 30, 2009         Ended
                                                       (unaudited)           May 31, 2009        (unaudited)          May 31, 2009
                                                  ----------------------------------------- ----------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
    Net investment income (loss)                    $      18,178         $      38,566         $      31,580       $      68,088
    Net realized gain (loss)                               (4,341)             (289,656)               62,132            (151,976)
    Net unrealized appreciation (depreciation)            580,052              (865,023)              362,267          (1,490,366)
                                                    --------------        --------------        --------------      --------------
    Net increase (decrease) in net assets
        resulting from operations                         593,889            (1,116,113)              455,979          (1,574,254)
                                                    --------------        --------------        --------------      --------------

DISTRIBUTION TO SHAREHOLDERS
    From and in excess of net investment income                 -               (37,050)                    -             (61,050)
                                                    --------------        --------------        --------------      --------------
    Total distributions                                         -               (37,050)                    -             (61,050)

CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                            4,106 *           4,316,127             2,970,227           2,356,183
    Cost of shares redeemed                                     -            (4,327,541)           (2,962,494)         (2,237,020)
                                                    --------------        --------------        --------------      --------------
    Net increase (decrease) from capital
        share transactions                                  4,106               (11,414)                7,733             119,163
                                                    --------------        --------------        --------------      --------------

    Total increase (decrease) in net assets               597,995            (1,164,577)              463,712          (1,516,141)

NET ASSETS
    Beginning of period                                 2,545,594             3,710,171             2,605,012           4,121,153
                                                    --------------        --------------        --------------      --------------
    End of period                                   $   3,143,589         $   2,545,594         $   3,068,724       $   2,605,012
                                                    ==============        ==============        ==============      ==============

    Undistributed net investment income (loss)
        at end of period                            $      38,299         $      20,121         $      57,996       $      26,416
                                                    ==============        ==============        =============       ==============

CHANGES IN SHARES OUTSTANDING
    Shares sold                                                 -               300,000               150,000             150,000
    Shares redeemed                                             -              (300,000)             (150,000)           (150,000)
    Shares outstanding, beginning of period               150,000               150,000               150,000             150,000
                                                    --------------        --------------        --------------      --------------
    Shares outstanding, end of period                     150,000               150,000               150,000             150,000
                                                    ==============        ==============        ==============      ==============

* Amount represents an adjustment to prior year capital.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                          Claymore/Morningstar Services      Claymore U.S. - 1 The Capital Markets
                                                            Super Sector Index ETF (MZO)                    Index ETF (UEM)
                                                  ----------------------------------------- ----------------------------------------
                                                    For the six months                        For the six months
                                                         Ended               For the Year           Ended            For the Year
                                                     November 30, 2009          Ended          November 30, 2009         Ended
                                                       (unaudited)           May 31, 2009        (unaudited)          May 31, 2009
                                                  ----------------------------------------- ----------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
    Net investment income (loss)                    $      15,323         $      49,545         $      59,491       $     144,871
    Net realized gain (loss)                              (50,296)             (180,295)               37,346             (81,146)
    Net unrealized appreciation (depreciation)            482,368              (926,879)              694,207          (1,566,698)
                                                    --------------        --------------        --------------      --------------
    Net increase (decrease) in net assets
        resulting from operations                         447,395            (1,057,629)              791,044          (1,502,973)
                                                    --------------        --------------        --------------      --------------

DISTRIBUTION TO SHAREHOLDERS
    From and in excess of net investment income                 -               (60,000)              (61,600)           (164,000)
                                                    --------------        --------------        --------------      --------------
    Total distributions                                         -               (60,000)              (61,600)           (164,000)

CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                            4,106 *           1,976,194                     -                   -
    Cost of shares redeemed                                     -            (1,955,898)                    -                   -
                                                    --------------        --------------        --------------      --------------
    Net increase (decrease) from capital
        share transactions                                  4,106                20,296                     -                   -
                                                    --------------        --------------        --------------      --------------
    Total increase (decrease) in net assets               451,501            (1,097,333)              729,444          (1,666,973)

NET ASSETS
    Beginning of period                                 2,194,358             3,291,691             8,567,682          10,234,655
                                                    --------------        --------------        --------------      --------------
    End of period                                   $   2,645,859         $   2,194,358         $   9,297,126           8,567,682
                                                    ==============        ==============        ==============      ==============
    Undistributed net investment income (loss)
        at end of period                            $      29,248         $      13,925                26,544       $      28,653
                                                    ==============        ==============        ==============      ==============

CHANGES IN SHARES OUTSTANDING
    Shares sold                                                 -               150,000                     -                   -
    Shares redeemed                                             -              (150,000)                    -                   -
    Shares outstanding, beginning of period               150,000               150,000               200,000             200,000
                                                    --------------        --------------        --------------      --------------
    Shares outstanding, end of period                     150,000               150,000               200,000             200,000
                                                    ==============        ==============        ==============      ==============

*    Amount represents an adjustment to prior year capital.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
MZN | Claymore/Morningstar Information Super Sector Index ETF
                                                                                  FOR THE                           FOR THE PERIOD
                                                                         SIX MONTHS ENDED          FOR THE       AUGUST 22, 2007**
                                                                        NOVEMBER 30, 2009       YEAR ENDED                 THROUGH
PER SHARE OPERATING PERFORMANCE                                                (UNAUDITED)    MAY 31, 2009            MAY 31, 2008
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD                                    $           16.97      $      24.73         $      25.09
                                                                     --------------------- ----------------------   ----------------
INCOME FROM INVESTMENT OPERATIONS
        Net investment income (loss) (a)                                             0.12              0.25                (0.04)
        Net realized and unrealized gain (loss)                                      3.87             (7.76)               (0.29)
                                                                     --------------------- ----------------------   ----------------
              Total from investment operations                                       3.99             (7.51)               (0.33)
                                                                     --------------------- ----------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
        From and in excess of net investment income                                     -             (0.25)               (0.03)
                                                                     --------------------- ----------------------   ----------------
NET ASSET VALUE, END OF PERIOD                                          $           20.96      $      16.97         $      24.73
                                                                     ===================== ======================   ================
MARKET VALUE, END OF PERIOD                                             $           20.63      $      16.25         $      24.13
                                                                     ===================== ======================   ================

TOTAL RETURN *(B)
        Net asset value                                                             23.51%           -30.24%            -1.31%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                   $           3,144      $      2,546        $      3,710
Ratio of net expenses to average net assets*                                         0.45% (c)         0.45%               1.46% (c)
Ratio of net investment income (loss) to average net assets*                         1.25% (c)         1.44%              -0.21% (c)
Portfolio turnover rate (d)                                                             4%               26%                  7%

   *    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
        Ratio of total expenses to average net assets                                6.79% (c)         7.24%               6.82% (c)
        Ratio of net investment income (loss) to average net assets                 -5.09% (c)        -5.35%              -5.57% (c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

                       See notes to financial statements.

CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       FOR THE SIX MONTHS                      FOR THE PERIOD
                                                                             ENDED            FOR THE YEAR    AUGUST 22, 2007**
PER SHARE OPERATING PERFORMANCE                                        NOVEMBER 30, 2009         ENDED              THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                              (UNAUDITED)        MAY 31, 2009       MAY 31, 2008
                                                                       -------------------  ----------------  ------------------
Net asset value, beginning of period                                              $ 17.37           $ 27.47             $ 24.90
                                                                       -------------------  ----------------  ------------------
INCOME FROM INVESTMENT OPERATIONS
        Net investment income (loss) (a)                                             0.21              0.45                0.16
        Net realized and unrealized gain (loss)                                      2.88            (10.14)               2.59
                                                                       -------------------  ----------------  ------------------
              Total from investment operations                                       3.09             (9.69)               2.75
                                                                       -------------------  ----------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
        From and in excess of net investment income                                     -             (0.41)              (0.18)
                                                                       -------------------  ----------------  ------------------
NET ASSET VALUE, END OF PERIOD                                                    $ 20.46           $ 17.37             $ 27.47
                                                                       ===================  ================  ==================
MARKET VALUE, END OF PERIOD                                                       $ 20.70           $ 18.08             $ 27.21
                                                                       ===================  ================  ==================

TOTAL  RETURN*(B)
        Net asset value                                                             17.79%           -35.23%              11.05%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                             $ 3,069           $ 2,605             $ 4,121
Ratio of net expenses to average net assets*                                         0.45% (c)         0.45%               1.39%
Ratio of net investment income to average net assets*                                2.21% (c)         2.33%               0.78%
Portfolio turnover rate (d)                                                             2%               13%                  8%
      * If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
        Ratio of expenses to average net assets                                      7.07% (c)         7.00%               6.31%
        Ratio of net investment income (loss) to average net assets                 -4.41% (c)        -4.22%              -4.14%

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

                       See notes to financial statements.

MZO | CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                       FOR THE SIX MONTHS                       FOR THE PERIOD
                                                                             ENDED           FOR THE YEAR      AUGUST 22, 2007**
                                                                       NOVEMBER 30, 2009         ENDED              THROUGH
PER SHARE OPERATING PERFORMANCE                                           (UNAUDITED)         MAY 31, 2009       MAY 31, 2008
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          -------------------  ----------------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 14.63           $ 21.94             $ 25.12
                                                                       -------------------  ----------------  ------------------
INCOME FROM INVESTMENT OPERATIONS
       Net investment income (loss) (a)                                              0.10              0.33                0.14
       Net realized and unrealized gain (loss)                                       2.91             (7.24)              (3.18)
                                                                       -------------------  ----------------  ------------------
             Total from investment operations                                        3.01             (6.91)              (3.04)
                                                                       -------------------  ----------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
       Net investment income                                                            -             (0.40)              (0.14)
                                                                       -------------------  ----------------  ------------------
NET ASSET VALUE, END OF PERIOD                                                    $ 17.64           $ 14.63             $ 21.94
                                                                       ===================  ================  ==================
MARKET VALUE, END OF PERIOD                                                       $ 17.78           $ 14.43             $ 21.97
                                                                       ===================  ================  ==================

TOTAL RETURN* (B)
       Net asset value                                                              20.57%           -31.48%             -12.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                             $ 2,646           $ 2,194             $ 3,292
Ratio of net expenses to average net assets*                                         0.45% (c)         0.45%               1.51% (c)
Ratio of net investment income to average net assets*                                1.25% (c)         2.06%               0.74% (c)
Portfolio turnover rate (d)                                                             5%               11%                  8%
  *    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
       Ratio of total expenses to average net assets                                 8.19% (c)         8.77%               7.08% (c)
       Ratio of net investment income (loss) to average net assets                  -6.49% (c)        -6.26%              -4.83% (c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

                       See notes to financial statements.

UEM | CLAYMORE U.S.-1 - THE CAPITAL MARKETS INDEX ETF
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                      FOR THE SIX MONTHS                        FOR THE PERIOD
                                                                             ENDED           FOR THE YEAR      FEBRUARY 12, 2008**
                                                                       NOVEMBER 30, 2009         ENDED              THROUGH
PER SHARE OPERATING PERFORMANCE                                           (UAUDITED)          MAY 31, 2009       MAY 31, 2008
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          -------------------  ----------------  ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 42.84           $ 51.17             $ 50.00
                                                                       -------------------  ----------------  ------------------
INCOME FROM INVESTMENT OPERATIONS
       Net investment income (loss) (a)                                              0.30              0.72                0.23
       Net realized and unrealized gain (loss)                                       3.66             (8.23)               1.04
                                                                       -------------------  ----------------  ------------------
             Total from investment operations                                        3.96             (7.51)               1.27
                                                                       -------------------  ----------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
       Net investment income                                                        (0.31)            (0.82)              (0.10)
                                                                       -------------------  ----------------  ------------------
NET ASSET VALUE, END OF PERIOD                                                    $ 46.49           $ 42.84             $ 51.17
                                                                       ===================  ================  ==================
MARKET VALUE, END OF PERIOD                                                       $ 45.99           $ 36.00             $ 51.09
                                                                       ===================  ================  ==================

TOTAL RETURN* (B)
       Net asset value                                                               9.28%           -14.71%               2.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                             $ 9,297           $ 8,568            $ 10,235
Ratio of net expenses to average net assets*                                         0.42% (c)         0.60%               0.67% (c)
Ratio of net investment income to average net assets*                                1.33% (c)         1.65%               1.52% (c)
Portfolio turnover rate (d)                                                           101%              224%                 35%
  *    If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
       Ratio of total expenses to average net assets                                 1.45% (c)         1.89%               2.27% (c)
       Ratio of net investment income (loss) to average net assets                   0.30% (c)         0.36%              -0.08% (c)

**   Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

                       See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION:
Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is organized as an open-end management investment company that was organized as a Delaware business trust on May 24, 2006. At the end of the period, the Trust consisted of 20 portfolios. At a meeting on November 25, 2009, the Board of Trustees approved the termination of these Funds. These Funds have ceased operation with liquidation proceeds distributed to shareholders of record as of December 18, 2009. The following 4 portfolios have a semi-annual reporting period ended on November 30, 2009 and liquidated December 18, 2009:

      Claymore/Morningstar Information Super          "Morningstar Information
         Sector Index ETF                               Super Sector"
      Claymore/Morningstar Manufacturing Super        "Morningstar Manufacturing
         Sector Index ETF                               Super Sector"
      Claymore/Morningstar Services Super             "Morningstar Services
         Sector Index ETF                              Super Sector"
      Claymore U.S.-1-The Capital Markets Index ETF   "U.S.-1-Capital Markets"

Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca. The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

------------------------------------------- ------------------------------------------------
                  FUND                                            INDEX
------------------------------------------- ------------------------------------------------
Morningstar Information Super Sector          Morningstar Information Super Sector Index
------------------------------------------- ------------------------------------------------
Morningstar Manufacturing Super Sector       Morningstar Manufacturing Super Sector Index
------------------------------------------- ------------------------------------------------
Morningstar Services Super Sector              Morningstar Services Super Sector Index
------------------------------------------- ------------------------------------------------
U.S.-1-Capital Markets                             CPMKTS-The Capital Markets Index
------------------------------------------- ------------------------------------------------


NOTE 2 -ACCOUNTING POLICIES:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification(TM) ("ASC") as the single source of authoritative accounting principles reorganized by the FASB in preparation of financial statements in conformity with GAAP. The ASC superseded existing non-grandfathered, non-U.S. Securities and Exchange Commission ("SEC") accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance with the ASC carried an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The implementation of ASC did not have a material effect of the Fund's financial statements.

The following is a summary of the significant accounting policies followed by the Funds.

(a) VALUATION OF INVESTMENTS
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security's (or asset's) "fair value". Such "fair value" is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security,
(iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

The Fund adopted ASC 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("SFAS") No.
157) effective June 1, 2008. In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Funds' investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009:

Morningstar Information Super Sector
-------------------------------------   -----------------------    ----------------     --------------------    -------------------
Description                                    Level 1                 Level 2                Level 3                  Total
-------------------------------------   -----------------------    ----------------     --------------------    -------------------
(value in $000s)
Assets:
Common Stocks                            $             3,123        $            -       $                -      $           3,123
Exchange-Traded Funds                                     17                     -                        -                     17
                                        -----------------------    ----------------     --------------------    -------------------
Total                                    $             3,140        $            -       $                -      $           3,140
                                        -----------------------    ----------------     --------------------    -------------------

Morningstar Manufacturing Super Sector
-------------------------------------

                                        -----------------------    ----------------     --------------------    -------------------
Description                                    Level 1                    Level 2             Level 3                Total
-------------------------------------   -----------------------    ----------------     --------------------    -------------------
(value in $000s)
Assets:
Common Stocks                            $            3,045         $            -        $               -       $          3,045
Exchange-Traded Funds                                    17                      -                        -                     17
                                        -----------------------    ----------------     --------------------    -------------------
Total                                    $            3,062         $            -        $               -       $          3,062
                                        =======================    ================     ====================    ===================

Morningstar Services Super Sector
-------------------------------------   -----------------------    ----------------     --------------------    -------------------
Description                                    Level 1                    Level 2             Level 3                Total
-------------------------------------   -----------------------    ----------------     --------------------    -------------------
(value in $000s)
Assets:
Common Stocks                             $           2,587         $            -         $              -        $         2,587
Exchange Traded Funds                                    51                      -                        -                     51
Tracking Stocks                                           6                      -                        -                      6
Master Limited Partnerships                               1                      -                        -                      1
                                        -----------------------    ----------------     --------------------    -------------------
Total                                    $            2,645         $            -         $              -        $         2,645
                                        =======================    ================     ====================    ===================

U.S.-1 Capital Markets
-------------------------------------   -----------------------    ----------------     --------------------    -------------------
Description                                    Level 1                    Level 2             Level 3                Total
-------------------------------------   -----------------------    ----------------     --------------------    -------------------
(value in $000s)
Assets:
Common Stocks                            $            3,766         $            -         $              -        $         3,766
Master Limited Partnerships                               1                      -                        -                      1
Commercial Paper                                          -                    200                        -                    200
Corporate Bonds                                           -                    982                        -                    982
Mortgage Backed Securities                                -                  1,118                        -                  1,118
United States Government Agency Securities                -                  1,362                        -                  1,362
United States Treasury Securities                         -                  1,414                        -                  1,414
                                        -----------------------    ----------------     --------------------    -------------------
Total                                    $            3,767         $        5,076         $              -        $         8,843
                                        =======================    ================     ====================    ===================

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships ("MLPs") based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund's Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(d) DISTRIBUTIONS
The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions, except for U.S.-1-Capital Markets which will pay quarterly distributions. In addition, the Funds intend to distribute any capital gains to Shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) SECURITY LENDING
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The net securities lending income earned by the Funds is disclosed on the Statement of Operation. None of the Funds had lent securities outstanding as of November 30, 2009.

(f) SUBSEQUENT EVENTS
Effective November 30, 2009, the Fund adopted ASC 855, Subsequent Events ("ASC855") (formerly known as SFAS No. 165). ASC855 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets and liabilities. ASC855 is intended to establish general standards of accounting and for disclosure of events that occur after the statement of assets and liabilities date but before the financial statements are issued or are available to be issued. The Fund has performed an evaluation of subsequent events through January 26, 2010, which is the date the financial statements were issued.

NOTE 3 - INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND OTHER
AGREEMENTS:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the "Adviser"), the Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

----------------------------------------------------------- ----------------
FUND                                                             RATE
----------------------------------------------------------- ----------------
Morningstar Information Super Sector                                  0.40%
----------------------------------------------------------- ----------------
Morningstar Manufacturing Super Sector                                0.40%
----------------------------------------------------------- ----------------
Morningstar Services Super Sector                                     0.40%
----------------------------------------------------------- ----------------
U.S.-1-Capital Markets                                                0.25%
----------------------------------------------------------- ----------------

On July 17, 2009, Claymore Group Inc., the parent of the Adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. merged into Claymore Group Inc. which is the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, as amended, (the "1940 Act"), the consummation of this transaction resulted in the automatic termination of the Advisory & Sub-Advisory Agreements. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Adviser (the "Interim Advisory Agreement") and an interim investment sub-advisory agreement among the Trust (on behalf of the Claymore U.S.-1- The Capital Markets Index ETF (the "Sub-Advised Fund")), the Adviser and Mellon Capital Management Corporation ("Mellon") (the "Interim Sub-Advisory Agreement" and together with the Interim Advisory Agreement, the "Interim Agreements"). The Interim Agreements took effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund and a new investment sub-advisory agreement by the shareholders of the Sub-Advised Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement and the sub-advisory fees earned by Mellon pursuant to the Interim Sub-Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Agreements. If each Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to each Fund shall be paid to the Adviser. If the Sub-Advised Fund's shareholders approve a new sub-advisory agreement with Mellon prior to the expiration of the term of the Interim Sub-Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Sub-Advised Fund shall be paid to Mellon. If each Fund's shareholders do not approve a new advisory agreement with the Adviser, or if the Sub-Advised Fund's shareholders do not approve a new sub-advisory agreement with Mellon, prior to the expiration of the term of the Interim Agreements, the Adviser or Mellon, as applicable, shall be paid, out of the escrow account with respect to the relevant Fund, the lesser of (i) the Adviser's or Mellon's costs incurred in providing the services under the Interim Agreements (including any interest earned on that amount while in escrow) with respect to the relevant Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to such Fund. Other than the effective dates and the provisions set forth above regarding the advisory and sub-advisory fees' placement into an escrow account, the terms and conditions of the Interim Agreements are substantively identical to those of the original Advisory Agreement and Sub-Advisory Agreement.

On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Adviser (the "New Advisory Agreement") and a new investment sub-advisory agreement among the Trust (on behalf of the Sub-Advised Fund), the Adviser and Mellon (the "New Sub-Advisory Agreement" and together with the New Advisory Agreement, the "New Agreements") and recommended that the New Agreements be submitted to the shareholders of the relevant Funds for their approval. The New Agreements will take effect with respect to a Fund upon approval by the shareholders of such Fund and will have an initial term of one year. Thereafter, the New Agreements will continue in effect only if such continuance is approved by the Board of Trustees. Other than effective dates, there are no material differences between the terms of the New Advisory Agreement and New Sub-Advisory Agreement and those of the prior Advisory Agreement and Sub-Advisory Agreement, respectively.

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

---------------------------------------------- -----------------------------
Net Assets                                                             Rate
---------------------------------------------- -----------------------------
First $200,000,000                                                  0.0275%
---------------------------------------------- -----------------------------
Next $300,000,000                                                   0.0200%
---------------------------------------------- -----------------------------
Next $500,000,000                                                   0.0150%
---------------------------------------------- -----------------------------
Over $1,000,000,000                                                 0.0100%
---------------------------------------------- -----------------------------

For the period ended November 30, 2009, each Fund recognized Fund Administration expenses and waived Fund Administration expenses as follows:

-------------------------------------- -------------------- --------------------
                                       FUND ADMINISTRATION  FUND ADMINISTRATION
                                                   EXPENSE       EXPENSE WAIVED
-------------------------------------- -------------------- --------------------
Morningstar Information Super Sector                  $400                 $400
-------------------------------------- -------------------- --------------------
Morningstar Manufacturing Super Sector                $394                 $394
-------------------------------------- -------------------- --------------------
Morningstar Services Super Sector                     $336                 $336
-------------------------------------- -------------------- --------------------
U.S.-1-Capital Markets                              $1,232               $1,232
-------------------------------------- -------------------- --------------------


The Bank of New York Mellon ("BNY") acts as the Funds' custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

Mellon Capital Management Corporation ("Mellon Capital") acts as the sub-adviser for U.S.-1-Capital Markets, pursuant to a sub-advisory agreement with the Investment Adviser. In this capacity, Mellon Capital supervises and manages the investment portfolio for this Fund, and directs the purchases and sales of the Fund's investment securities.

The Funds' Adviser contractually agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the following percentages of average net assets per year, at least until December 31, 2012:

-------------------------------------------------------- -------------------
FUND                                                                   RATE
-------------------------------------------------------- -------------------
Morningstar Information Super Sector                                  0.40%
-------------------------------------------------------- -------------------
Morningstar Manufacturing Super Sector                                0.40%
-------------------------------------------------------- -------------------
Morningstar Services Super Sector                                     0.40%
-------------------------------------------------------- -------------------
U.S.-1-Capital Markets                                                0.37%
-------------------------------------------------------- -------------------

Amounts owed to each Fund from the Adviser are shown in the Statement of Assets and Liabilities.

The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to the Fund's commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended November 30, 2009, the Adviser waived and assumed the following fees and expenses:

-------------------------------- ----------------- ------------- --------------------------------------------
                                                                  POTENTIALLY RECOVERABLE EXPENSES EXPIRING
                                                                                   MAY 31,
-------------------------------- ----------------- ------------- --------------------------------------------
                                    ADVISORY FEES      EXPENSES
                                           WAIVED       ASSUMED        2011             2012          2013
-------------------------------- ----------------- ------------- ---------------- -------------- ------------
Morningstar Information Super             $ 5,818       $86,403         $153,042       $182,261      $92,221
Sector
-------------------------------- ----------------- ------------- ---------------- -------------- ------------
Morningstar Manufacturing                 $ 5,725       $89,060         $150,781       $191,137      $94,785
Super Sector
-------------------------------- ----------------- ------------- ---------------- -------------- ------------
Morningstar Services Super                $ 4,891       $89,802         $151,918       $199,900      $94,693
Sector
-------------------------------- ----------------- ------------- ---------------- -------------- ------------
U.S.-1-Capital Markets                    $11,194       $35,065         $ 48,508       $113,682      $46,259
-------------------------------- ----------------- ------------- ---------------- -------------- ------------


Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

LICENSING FEE AGREEMENTS:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

---------------------------------------- -------------------------------------
                  FUND                                 LICENSOR
---------------------------------------- -------------------------------------
Morningstar Information Super Sector                       Morningstar, Inc.
---------------------------------------- -------------------------------------
Morningstar Manufacturing Super Sector                     Morningstar, Inc.
---------------------------------------- -------------------------------------
Morningstar Services Super Sector                          Morningstar, Inc.
---------------------------------------- -------------------------------------
U.S.-1-Capital Markets                     Dorchester Capital Management LLC
---------------------------------------- -------------------------------------

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in Shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

NOTE 4 - FEDERAL INCOME TAXES:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At November 30, 2009, the cost of investments, unrealized appreciation/depreciation on investments and accumulated earnings/loss for federal income tax purposes were as follows:

----------------------- -------------- --------------- ---------------- -----------------
                              Cost of       Gross Tax        Gross Tax           Net Tax
                          Investments      Unrealized       Unrealized        Unrealized
                              for Tax    Appreciation     Depreciation      Appreciation
                             Purposes                                     (Depreciation)
----------------------- -------------- --------------- ---------------- -----------------
Morningstar                $3,599,088          $259,308     ($718,287)        ($458,979)
Information Super
Sector
----------------------- -------------- --------------- ---------------- -----------------
Morningstar                $3,797,447          $ 35,934     ($770,893)        ($734,959)
Manufacturing Super
Sector
----------------------- -------------- --------------- ---------------- -----------------
Morningstar Services       $3,561,230          $ 93,131   ($1,009,498)        ($916,367)
Super Sector
----------------------- -------------- --------------- ---------------- -----------------
U.S.-1-Capital Markets     $9,506,912          $268,969     ($932,884)        ($663,915)
----------------------- -------------- --------------- ---------------- -----------------


Tax components of the following balances as of May 31, 2009 were as follows:

------------------------------------ ----------------------- ------------------------------
                                              Undistributed        Undistributed Long-Term
                                                   Ordinary   Gains/(Accumulated Capital &
                                        Income/(Accumulated                    Other Loss)
                                             Ordinary Loss)
------------------------------------ ----------------------- ------------------------------
Morningstar Information Super                       $20,121                     $(186,859)
Sector
------------------------------------ ----------------------- ------------------------------
Morningstar Manufacturing Super                      26,416                       (44,878)
Sector
------------------------------------ ----------------------- ------------------------------
Morningstar Services Super Sector                    13,917                      (189,520)
------------------------------------ ----------------------- ------------------------------
U.S.-1-Capital Markets                               28,653                       (79,445)
------------------------------------ ----------------------- ------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period ended May 31, 2009 was as follows:

------------------------------------------ --------------------------------
                                               DISTRIBUTIONS PAID FROM
                                                   ORDINARY INCOME
------------------------------------------ --------------------------------
Morningstar Information Super Sector                               $37,050
------------------------------------------ --------------------------------
Morningstar Manufacturing Super Sector                              61,050
------------------------------------------ --------------------------------
Morningstar Services Super Sector                                   60,000
------------------------------------------ --------------------------------
U.S.-1-Capital Markets                                             164,000
------------------------------------------ --------------------------------



At May 31, 2009, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

------------------------------------------ ------------------ -----------------
                                             CAPITAL LOSS       CAPITAL LOSS
                                           EXPIRING IN 2016   EXPIRING IN 2017
------------------------------------------ ------------------ -----------------
Morningstar Information Super Sector                    $477           $19,240
------------------------------------------ ------------------ -----------------
Morningstar Manufacturing Super Sector                    62             2,504
------------------------------------------ ------------------ -----------------
Morningstar Services Super Sector                      3,326           120,340
------------------------------------------ ------------------ -----------------
U.S.-1-Capital Markets                                     -            38,560
------------------------------------------ ------------------ -----------------

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year ended May 31, 2009, the following Funds incurred and will elect to defer net capital losses as follows:

------------------------------------------------------- -----------------------
                                                         POST-OCTOBER CAPITAL
                                                                LOSSES
------------------------------------------------------- -----------------------
Morningstar Information Super Sector                                $(167,142)
------------------------------------------------------- -----------------------
Morningstar Manufacturing Super Sector                                (42,312)
------------------------------------------------------- -----------------------
Morningstar Services Super Sector                                     (65,854)
------------------------------------------------------- -----------------------
U.S.-1-Capital Markets                                                (40,885)
------------------------------------------------------- -----------------------

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 5 - INVESTMENT TRANSACTIONS:
For the period ended November 30, 2009, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

------------------------------------------ ------------------ ----------------
                                                   PURCHASES            SALES
------------------------------------------ ------------------ ----------------
Morningstar Information Super Sector                $136,132         $104,407
------------------------------------------ ------------------ ----------------
Morningstar Manufacturing Super Sector                79,723           42,616
------------------------------------------ ------------------ ----------------
Morningstar Services Super Sector                   $152,406         $128,325
------------------------------------------ ------------------ ----------------
U.S.-1-Capital Markets                            $6,559,224       $6,654,126
------------------------------------------ ------------------ ----------------

For the period ended November 30, 2009, in-kind transactions were as follows:

------------------------------------------ ------------------ ----------------
                                                   PURCHASES            SALES
------------------------------------------ ------------------ ----------------
Morningstar Information Super Sector                      $-               $-
------------------------------------------ ------------------ ----------------
Morningstar Manufacturing Super Sector             2,970,349        2,962,890
------------------------------------------ ------------------ ----------------
Morningstar Services Super Sector                       $157               $-
------------------------------------------ ------------------ ----------------
U.S.-1-Capital Markets                                  $162               $-
------------------------------------------ ------------------ ----------------

NOTE 6 - CAPITAL:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 150,000 to 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $1,000 to $5,500 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

NOTE 7 - DISTRIBUTION AGREEMENT:
The Board of Trustees of the Trust has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

NOTE 8 - INDEMNIFICATIONS:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENT:
The below Funds ceased trading on the NYSE on December 11, 2009. All shareholders remaining on December 18, 2009 received the value of their shares as summarized below.

                                         INCOME                      FINAL NET
                                        DIVIDEND     RETURN OF      ASSET VALUE
FUND NAME                               PER SHARE    INVESTMENT      PER SHARE
---------                               ---------    ----------      ---------
Morningstar Information Super Sector     $0.2613       $21.4552      $21.7165
Morningstar Services Super Sector        $0.2024       $17.5941      $17.7965
Morningstar Manufacturing Super Sector   $0.3971       $20.1152      $20.5123
U.S. - 1 - The Capital Markets           $0.1590       $46.6208      $46.7798


SUPPLEMENTAL INFORMATION | (UNAUDITED)

TRUSTEES

The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

                             TERM OF
NAME, ADDRESS*, YEAR OF      OFFICE** AND  PRINCIPAL OCCUPATIONS DURING              NUMBER OF FUNDS IN
BIRTH AND POSITION(S) HELD   LENGTH OF     THE PAST FIVE YEARS AND                   THE FUND COMPLEX***  OTHER DIRECTORSHIPS HELD
WITH REGISTRANT              TIME SERVED   OTHER AFFILIATIONS                        OVERSEEN BY TRUSTEE  BY TRUSTEE
---------------------------- ------------- ----------------------------------------- -------------------- --------------------------
INDEPENDENT TRUSTEES:
---------------------------- ------------- ----------------------------------------- -------------------- --------------------------
Randall C. Barnes            Since 2006    Private Investor (2001-present).                  44           None
Year of Birth: 1951                        Formerly, Senior Vice President and
Trustee                                    Treasurer, PepsiCo, Inc. (1993-1997),
                                           President, Pizza Hut International
                                           (1991-1993) and Senior Vice
                                           President, Strategic Planning and
                                           New Business Development
                                           (1987-1990) of PepsiCo, Inc.
                                           (1987-1997).
---------------------------- ------------- ----------------------------------------- -------------------- --------------------------
Ronald A. Nyberg             Since 2006    Partner of Nyberg & Cassioppi, LLC, a             47           None
Year of Birth: 1953                        law firm specializing in corporate law,
Trustee                                    estate planning and business
                                           transactions (2000-present). Formerly,
                                           Executive Vice President, General
                                           Counsel and Corporate Secretary of Van
                                           Kampen Investments (1982-1999).
---------------------------- ------------- ----------------------------------------- -------------------- --------------------------

                             TERM OF
NAME, ADDRESS*, YEAR OF      OFFICE** AND  PRINCIPAL OCCUPATIONS DURING              NUMBER OF FUNDS IN
BIRTH AND POSITION(S) HELD   LENGTH OF     THE PAST FIVE YEARS AND                   THE FUND COMPLEX***  OTHER DIRECTORSHIPS HELD
WITH REGISTRANT              TIME SERVED   OTHER AFFILIATIONS                        OVERSEEN BY TRUSTEE  BY TRUSTEE
---------------------------- ------------- ----------------------------------------- -------------------- --------------------------
Ronald E. Toupin, Jr.        Since 2006    Retired.  Formerly, Vice President,               44           None
Year of Birth: 1958                        Manager and Portfolio Manager of Nuveen
Trustee                                    Asset Management (1998-1999), Vice
                                           President of Nuveen Investment Advisory
                                           Corp. (1992-1999), Vice President
                                           and Manager of Nuveen Unit
                                           Investment Trusts (1991-1999), and
                                           Assistant Vice President and
                                           Portfolio Manager of Nuveen Unit
                                           Investment Trusts (1988-1999),
                                           each of John Nuveen & Co., Inc.
                                           (1982-1999).
---------------------------- ------------- ----------------------------------------- -------------------- --------------------------

*    Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532

** This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

*** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

As of October 14, 2009, Nicholas Dalmaso resigned his position as Trustee for the Trust.

PRINCIPAL EXECUTIVE OFFICERS
The Principal Executive Officers of the Trust and their principal occupations during the past five years:

                                      TERM OF
NAME, ADDRESS*, YEAR OF BIRTH         OFFICE** AND    PRINCIPAL OCCUPATIONS DURING
AND POSITION(S) HELD                  LENGTH OF       THE PAST FIVE YEARS AND
WITH REGISTRANT                       TIME SERVED     OTHER AFFILIATIONS
----------------------------------------------------------------------------------------------------------
OFFICERS:
J. Thomas Futrell                     Since 2008      Senior Managing Director and Chief Investment
Year of birth: 1955                                   Officer of Claymore Advisors, LLC and Claymore
Chief Executive Officer                               Securities, Inc.  (2008-present). Formerly, Managing
                                                      Director of Research,  Nuveen Asset Management (2000-2007).

Steven M. Hill                        Since 2006      Senior Managing Director of Claymore Advisors, LLC and
Year of Birth: 1964                                   Claymore Securities, Inc. (2005-present);  Formerly, Chief
Chief Accounting Officer,                             Financial Officer of Claymore Group Inc. (2005-2006);
Chief Financial Officer and                           Managing Director of Claymore Advisors, LLC and Claymore
Treasurer                                             Securities, Inc. (2003-2005);  Treasurer of Henderson Global
                                                      Funds and Operations Manager for Henderson Global Investors
                                                      (North America) Inc., (2002-2003); Managing Director,
                                                      FrontPoint Partners LLC (2001-2002).

Kevin M. Robinson                     Since 2008      Senior Managing Director and General Counsel of Claymore
Year of birth: 1959                                   Advisors, LLC, Claymore Securities, Inc. and Claymore Group
Chief Legal Officer                                   Inc. (2007-present).  Chief Legal Officer of certain other funds in the Fund Complex.  Formerly, Associate General
                                                      Counsel and Assistant Corporate Secretary of NYSE Euronext,
                                                      Inc. (2000-2007).

Bruce Saxon                           Since 2006      Vice President, Fund Compliance Officer of Claymore Group Inc.
Year of Birth: 1957                                   (2006-present).  Formerly, Chief Compliance Officer/Assistant
Chief Compliance Officer                              Secretary of Harris Investment Management, Inc. (2003-2006).
                                                      Director-Compliance of Harrisdirect LLC (1999-2003).

Melissa J. Nguyen                     Since 2006      Vice President and Assistant General Counsel of Claymore Group
Year of Birth:  1978                                  Inc. (2005-present).  Secretary of certain funds in the Fund
Secretary                                             Complex; Formerly, Associate, Vedder Price P.C. (2003-2005).

William H. Belden, III                Since 2006      Managing Director of Claymore Advisors, LLC (2005-present).
Year of Birth:  1965                                  Formerly, Vice President of Product Management at Northern
Vice President                                        Trust Global Investments (1999-2005).

Chuck Craig                           Since 2006      Managing Director (2006-present), Vice President (2003-2006)
Year of Birth:  1967                                  of Claymore Advisors, LLC.  Formerly, Assistant Vice
Vice President                                        President, First Trust Portfolios, L.P. (1999-2003).

*    Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

BOARD CONSIDERATIONS REGARDING CONTRACT APPROVALS OF THE INTERIM AND NEW INVESTMENT ADVISORY AGREEMENTS AND INTERIM AND NEW INVESTMENT SUB-ADVISORY AGREEMENTS.

On September 28, 2009, the Board of Trustees (the "Board") of the Claymore Exchange-Traded Fund Trust (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940 (the "Independent Trustees"), on the recommendation of the Nominating & Governance Committee (referred to as the "Committee" and consisting solely of the Independent Trustees) of the Board, approved: (1) an interim ("Interim Advisory Agreement") and new ("New Advisory Agreement") advisory agreement (together, the "Investment Advisory Agreements") between the Trust, on behalf of each series of the Trust (each a "Fund" and together, the "Funds"), and Claymore Advisors, LLC ("Adviser") and (2) an interim ("Interim Sub-Advisory Agreement") and new ("New Sub-Advisory Agreement") investment sub-advisory agreement (together the "Investment Sub-Advisory Agreements") among the Adviser, the Trust (on behalf of the Claymore U.S. Capital Markets Bond ETF and Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (together, the "Sub-Advised Funds")) and Mellon Capital Management Corporation ("Sub-Adviser"). (The Investment Advisory Agreements and the Investment Sub-Advisory Agreements are together referred to as the "Advisory Agreements.") As part of its review process, the Committee was represented by independent legal counsel.

Based upon its review, the Board and the Committee concluded that it was in the best interest of each Fund to approve each of the Advisory Agreements. In reaching this conclusion for the Funds, no single factor was determinative in the Board's analysis, but rather the Board considered a variety of factors.

INTERIM ADVISORY AGREEMENT AND NEW ADVISORY AGREEMENT
-----------------------------------------------------

The Board reviewed materials received from the Adviser, Guggenheim Partners, LLC ("Guggenheim") and independent legal counsel. The Board also had previously received, throughout the year, Board meeting information regarding performance and operating results of each Fund. Earlier this year, the Adviser informed the Board that it was in discussions with Guggenheim concerning a strategic transaction, including a potential sale of a controlling interest in the Adviser (the "Transaction"). The Adviser provided periodic reports to representatives of the Board as to the status and nature of such discussions with Guggenheim and the Adviser's operating and financial results. In the spring of 2009, the Adviser informed the Board that Guggenheim had arranged up to $20 million of subordinated loans to Claymore Group Inc. ("Claymore Group") as interim financing for working capital and for inventory purchases in connection with its business of creating, distributing and supervising unit investment trusts and other investment products.

Following the execution of a merger agreement between Claymore and Guggenheim (the "Merger Agreement"), a telephonic meeting was held on July 28, 2009, and attended by certain members of the Board, the chief executive officer of Claymore Group and the chief executive officer of Guggenheim. Such executive officers summarized the principal terms of the Merger Agreement, and described the Transaction, the business plans for the

Adviser following the consummation of the Transaction and answered such questions as were raised at the meeting. Representatives of the Board requested additional information regarding the Transaction, Guggenheim and the impact of the Transaction on the Shareholders of the Fund.

During the third quarter of 2009, the Committee received reports on the progress of the Transaction, including the debt financing and additional equity financing arranged by Guggenheim. As part of its review process, the Committee was represented by independent legal counsel. The Committee reviewed materials received from the Adviser, Guggenheim and independent legal counsel. The Adviser and Guggenheim provided, among other information, information regarding the terms of the Transaction and potential benefits to the Adviser from the Transaction. The information provided regarding Guggenheim included (i) financial information, (ii) information regarding senior executives of the firm,
(iii) information regarding other Guggenheim affiliated investment managers,
(iv) information regarding litigation and regulatory matters and (v) potential conflicts of interest. The Adviser and Guggenheim also provided information regarding Guggenheim's and the Adviser's intentions for the business, operations and personnel of the Adviser following the closing of the Transaction. The Committee met and discussed the Transaction and the Interim Advisory Agreement and the New Advisory Agreement in September 2009. Additional supplemental information regarding the Transaction and Guggenheim was provided by the Adviser and Guggenheim and reviewed by the Committee.

Subsequent to these meetings, the Board met in person to consider the Interim Advisory Agreement and the New Advisory Agreement at a meeting held on September 28, 2009. The Board met with representatives of the Adviser and Guggenheim to discuss the Transaction. Representatives from the Adviser and Guggenheim discussed the Transaction with, and answered questions from, the Board. The Committee met in executive session to discuss the Transaction and the information provided at the Board meeting. The Committee concluded that it was in the best interest of the Funds to approve the Interim Advisory Agreement and New Advisory Agreement and, accordingly, recommended to the Board the approval of the Interim Advisory Agreement and New Advisory Agreement. The Board subsequently approved the Interim Advisory Agreement and approved the New Advisory Agreement for a one-year term. The Board also determined to consider the continuation of the Investment Advisory Agreements during the course of the one-year term by conducting a thorough review of the various information that is part of the Board's regular annual consideration of the continuation of the Fund's advisory agreement. In reaching the conclusion to approve the Interim Advisory Agreement and New Advisory Agreement, no single factor was determinative in the Board's analysis, but rather the Board considered a variety of factors. Provided below is an overview of the primary factors the Board considered in connection with the review of the Interim Advisory Agreement and the New Advisory Agreement.

In connection with the Board's consideration of the Interim Advisory Agreement and the New Advisory Agreement, the Trustees considered, among other information, the following factors, in addition to other factors noted in the proxy statement:

     o within the last year, the Board had engaged in a thorough review of the various factors, including fees and performance, that are part of the decision whether to continue an advisory agreement;

     o Board approval of the Trust's Advisory Agreements was a condition to the closing of the Transaction;

     o Claymore's statement to the Board that the manner in which each Fund's assets are managed will not change as a result of the Transaction;

     o the aggregate advisory fee rate payable by each Fund will not change under the Interim Advisory Agreement or New Advisory Agreement;

     o there are no material differences between the terms of the Interim Advisory Agreement and New Advisory Agreement and the terms of the Trust's prior advisory agreement, except for those provisions in the Interim Advisory Agreement which are necessary to comply with Rule 15a-4 under the 1940 Act;

     o the capabilities of the Adviser's personnel who will provide advisory (if applicable), management, shareholder servicing and administrative services to each Fund are not expected to change, and the key personnel who currently provide advisory (if applicable), management, shareholder servicing and administrative services to each Fund are expected to continue to do so after the Transaction;

     o the assurance from the Adviser and Guggenheim that following the Transaction there will not be any diminution in the nature, quality and extent of services provided to each Fund;

     o    the Adviser's current financial condition;

     o    the impact of the Transaction on the Adviser's day-to-day operations;

     o the reputation, capabilities, experience, organizational structure and financial resources of Guggenheim;

     o the long-term business goals of Guggenheim and the Adviser with regard to the business and operations of the Adviser;

     o that shareholders of each Fund will not bear any costs in connection with the Transaction, inasmuch as the Adviser will bear the costs, fees and expenses incurred by each Fund in connection with the proxy statement and any other costs of a Fund associated with the Transaction; and

     o that the Adviser and relevant acquisition subsidiaries have agreed to refrain from imposing or seeking to impose, for a period of two years after the Closing, any "unfair burden" (within the meaning of Section 15(f) of 1940 Act) on the Trust.

Nature, Extent and Quality of Services Provided by the Adviser. The Board noted that key investment (if applicable) and management personnel servicing each Fund are expected to remain with the Adviser following the Transaction and that the services provided to each Fund by the Adviser are not expected to change. The Board also considered the Adviser's and Guggenheim's representations to the Board that Guggenheim intends for the Adviser to continue to operate following the closing of the Transaction in much the same manner as it operates today, and that the impact of the Transaction on the day-to-day operations of the Adviser would be neutral or positive. The Board also considered Guggenheim's statement that the Adviser's compliance policies and procedures, disaster recovery plans, information security controls and insurance program would not change materially following consummation of the Transaction. Based on this review, the Board concluded that the range and quality of services provided by the Adviser to the Trust were expected to continue under the Interim Advisory Agreement and the New Advisory Agreement at the same or improved levels.

Advisory Fees. The Board also considered the fact that the advisory fee rates payable to the Adviser would be the same under the Interim Advisory Agreement and New Advisory Agreement as they are under the Trust's prior advisory agreement, which had within the last year been determined to be reasonable. The Board concluded that these factors supported approval of the Interim Advisory Agreement and New Advisory Agreement.

Performance. With respect to the performance of the Funds, the Board considered that, for the Sub-Advised Funds, the Sub-Adviser would continue to manage the portfolios following the closing of the Transaction, subject to shareholder approval of the new sub-advisory agreement. For those Funds for which the Adviser has retained responsibility for the management of the portfolios (i.e. all Funds other than the Sub-Advised Funds), the Board considered that the portfolio management personnel currently responsible for the management of the portfolios were expected to continue to manage the portfolios following the closing of the Transaction with at least the same or improved resources. The Board concluded that these factors supported approval of the Interim Advisory Agreement and New Advisory Agreement.

Profitability. The Board noted that it was too early to predict how the Transaction may affect the Adviser's future profitability from its relationship with the Trust, but concluded that this matter would be given further consideration on an annual basis going forward. The Board also noted that the Adviser's fee rates under the Interim Advisory Agreement and New Advisory Agreement are the same as those assessed under the Trust's prior advisory agreement.

Economies of Scale. The Board considered any potential economies of scale that may result from the Transaction. The Board further noted Guggenheim's statement that such economies of scale could not be predicted in advance of the closing of the Transaction.

Other Benefits. The Board noted its prior determination that the advisory fees were reasonable, taking into consideration other benefits to the Adviser (including the receipt by Claymore of an administrative fee). The Board also considered other benefits to the Adviser, Guggenheim and their affiliates expected to be derived from their relationships with the Trust as a result of the Transaction and noted that no additional benefits were reported by the Adviser or Guggenheim as a result of the Transaction. Therefore, the Board concluded that the advisory fees continued to be reasonable, taking into consideration other benefits.

NEW SUB-ADVISORY AGREEMENT AND INTERIM SUB-ADVISORY AGREEMENT
-------------------------------------------------------------

In conjunction with the consideration of the Transaction and the approval of a New Advisory Agreement and Interim Advisory Agreement, the Board, including the Independent Trustees, also considered the Trust's New Sub-Advisory Agreement and Interim Sub-Advisory Agreement. The Board noted that while the closing of the Transaction would result in the termination of the prior sub-advisory agreement pursuant to its terms, the Sub-Adviser was not a party to the Transaction and the operations of the Sub-Adviser and the services to be provided by the Sub-Adviser would be unaffected by the Transaction.

The Board determined that there were no material differences between the terms of the Interim Sub-Advisory Agreement and the prior sub-advisory agreement, except with respect to those provisions required to comply with Rule 15a-4 under the 1940 Act, and that there were no material differences between the terms of the New Sub-Advisory Agreement and the prior sub-advisory agreement. The Board noted that the compensation to be received by the Sub-Adviser under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement is not greater than the compensation the Sub-Adviser would have received under the prior sub-advisory agreement. The Board noted that the scope and quality of services to be provided to the Fund under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement would be at least equivalent to the scope and quality of services provided under the prior sub-advisory agreement. The Board noted that, within the last year, it had engaged in a thorough review of the various factors, including fees and performance, that are part of the evaluation of the renewal or approval of a sub-advisory agreement.

The Board noted that the factors previously considered with respect to approval of the prior sub-advisory agreement continued to support the approval of the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement. The Board also determined to consider such factors again within one year of the execution of the New Sub-Advisory Agreement. Based upon its review, the Board concluded that it was in the best interest of the Trust to approve the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement.

OVERALL CONCLUSIONS
-------------------

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of the Trust.

BOARD CONSIDERATIONS REGARDING THE ANNUAL REVIEW OF THE INVESTMENT ADVISORY AGREEMENT | (unaudited)



     On July 23 and August 3, 2009, the Nominating and Governance Committee (referred to as the "Committee" and consisting solely of those trustees who are not "interested persons" as defined by the Investment Company Act of 1940) of the Board of Trustees (the "Board") of the Claymore Exchange-Traded Fund Trust (the "Trust" with the separate series thereof referred to individually as a "Fund" and collectively as the "Funds") met independently of the Funds' management and of the interested trustee of the Board to consider the renewal of the investment advisory agreement ("Investment Advisory Agreement") between the Trust and Claymore Advisors, LLC ("Adviser") on behalf of the following Funds:

Claymore Exchange-Traded Fund Trust

Claymore/Morningstar Manufacturing Super Sector Index ETF
Claymore/Morningstar Information Super Sector Index ETF
Claymore/Morningstar Services Super Sector Index ETF
Claymore U.S.-1-The Capital Markets Index ETF

In addition, the Committee considered the renewal of the subadvisory agreement (the "Subadvisory Agreement" and, together with the Investment Advisory Agreement, the "Advisory Agreements") with Mellon Capital Management Corporation (the "Sub-Adviser") for Claymore U.S. Capital Markets Bond ETF, Claymore U.S. Capital Markets Micro-Term Fixed Income ETF and Claymore U.S.-1-The Capital Markets Index ETF (the "Sub-Advised Funds"). As part of its review process, the Committee was represented by independent legal counsel. The Committee reviewed materials received from the Adviser and Sub-Adviser and independent legal counsel. The members of the Committee also had previously received, throughout the year, Board meeting information regarding performance and operating results of the Funds.

     In preparation for its review, the Committee communicated with independent legal counsel regarding the nature of information to be provided, and independent legal counsel, on behalf of the Committee, sent a formal request for information and a supplemental request for information to the Adviser and Sub-Adviser. The Adviser and Sub-Adviser provided extensive information in response to the requests. Among other information, the Adviser and Sub-Adviser provided general information to assist the Committee in assessing the nature and quality of services provided, information comparing the investment performance, advisory fees and total expenses of the Funds to other exchange-traded funds ("ETFs"), information about the Adviser's financial position and the profitability from the Advisory Agreements to the Adviser and the compliance program of the Adviser.

     The Committee considered that on July 17, 2009, Claymore Group Inc., the parent company of the Adviser ("Claymore Group"), entered into an agreement and plan of merger with subsidiaries of Guggenheim Partners, LLC ("Guggenheim"), pursuant to which Claymore Group and its associated entities, including the Adviser, will become indirect subsidiaries of Guggenheim (the "Transaction") upon the closing of the Transaction. The Committee considered that it had been advised that the closing of the Transaction would cause the automatic termination of the Advisory Agreements pursuant to their terms and, accordingly, that it would be necessary for the Committee to consider the approval of new investment advisory and subadvisory agreements with the Adviser and the Sub-Adviser, respectively ("New Advisory Agreements"), in order for the Adviser and the Sub-Adviser to continue to provide services to the Funds. The Committee also considered that if the Transaction did not take place that Claymore would have a need for additional working capital. The Committee noted that the Adviser and Guggenheim were in the process of providing information regarding the Transaction to the Committee and that the Committee would hold a meeting in the near future to review such information and to consider the approval of the New Advisory Agreements.

     Based upon their review, the Committee and the Board concluded that it was in the best interests of the Funds to renew the Advisory Agreements and, accordingly, recommend to the Board the renewal of the Advisory Agreements for a period of ninety days pending a meeting in the near future to consider the approval of the New Advisory Agreements. In reaching this conclusion for the Funds, no single factor was determinative in the Board's analysis, but rather the Board considered a variety of factors.

     Investment Advisory Agreement

     In evaluating the nature, extent and quality of the Adviser's services, the Board reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's organization and the background and experience of the persons responsible for the day-to-day management of the Funds. The Board also considered the secondary market support provided by the Adviser to the Funds, including the Adviser's efforts to educate investment professionals about the Funds and other funds sponsored by the Adviser. The Board reviewed financial information regarding the Adviser and its parent company and considered the parent company's guaranty of the Adviser's financial obligations under the Investment Advisory Agreement. The Board reviewed information on the performance of the Funds and the performance of their benchmark indices. The Board also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance. The Board concluded that each of the Funds, with the exception of the Sub-Advised Funds, is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances. With respect to the Sub-Advised Funds, the Board noted that the Adviser had delegated responsibility for the investment and reinvestment of the Sub-Advised Funds' assets to the Sub-Adviser. The Board considered the Adviser's responsibility to oversee the Sub-Adviser and that the Adviser has similar oversight responsibilities for other registered funds for which it serves as investment adviser. Based on its review, the Board found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement was appropriate and that the quality was satisfactory.

     The Board reviewed and discussed the information provided by the Adviser on each Fund's advisory fee and expense ratio, as compared to comparable ETFs provided by the Adviser. The Board reviewed the annual advisory fees for the Funds and noted that the Adviser had contractually agreed to waive the fee and/or reimburse expenses to absorb certain annual operating expenses of all but one of the Funds (excluding interest expenses, a portion of each Fund's licensing fees, a portion of the offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund's business) over a certain amount. For the Claymore/Raymond James SB-1 Equity ETF, the Board noted that the advisory fee was a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the respective Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board noted that the advisory fees were generally within the range of the ETF peer funds. The Board concluded that the advisory fee for the Fund was reasonable under the circumstances and in light of the quality of services provided and the expense waiver and reimbursement agreements in place.

     In conjunction with its review of fees, the Board also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement, as well as the fees waived and expenses reimbursed by the Adviser for the Funds and the estimated allocated direct and indirect costs the Adviser incurred in providing the services to the Funds, which resulted in no profit to the Adviser.

     The Board considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board reviewed each Fund's asset size, expense ratio, expense waiver and reimbursement agreement with the Adviser and whether the investment process produced economies of scale. The Board considered the Adviser's statement that, while it has experienced economies of scale as an organization through the introduction of new products, it is concurrently incurring new costs from increased staff and upgraded systems. Accordingly, the Board concluded that fee levels were appropriate.

     The Board considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser from serving as administrator provide it with additional revenue, but the Board concluded that the advisory fees were reasonable taking into account any benefits from such administration agreements.

     Subadvisory Agreement

     With respect to the nature, extent and quality of the services provided by the Sub-Adviser, the Board considered the qualifications, experience, reputation and skills of the Sub-Adviser's portfolio management and other key personnel. The Board concluded that the Sub-Adviser had personnel qualified to provide the services under the Subadvisory Agreement. The Board reviewed information on the performance of the Sub-Advised Funds and the performance of their benchmark indices. The Board also reviewed reports on the correlation and tracking error between the underlying index and each Sub-Advised Fund's performance. The Board noted that the Sub-Advised Funds had at times experienced challenges in tracking their respective indices as a result of the impact of significant volatility in the capital markets during the latter portion of 2008 and early 2009 on the Sub-Advised Funds' sampling methodologies. Based upon the Sub-Adviser's explanation of the particular circumstances of each of the Sub-Advised Funds', however, the Board concluded that the Sub-Adviser's investment performance was satisfactory.

     The Board considered the subadvisory fees paid to the Sub-Adviser and considered that they were negotiated at arm's length between the Investment Adviser and the Sub-Adviser and that the Investment Adviser compensates the Sub-Adviser from its fees. On the basis of the information provided, the Board concluded that the subadvisory fees for the Sub-Advised Funds were reasonable.

     The Board considered the Sub-Adviser's profitability and noted that the Investment Adviser compensates the Sub-Adviser from its own advisory fees and the Investment Adviser negotiated the Subadvisory Agreement with the Sub-Adviser at arm's-length. The Board also noted the Sub-Adviser's statement that it does not perform a profitability analysis specific to the Sub-Advised Funds.

     The Board considered whether there were economies of scale with respect to the subadvisory services provided to the Funds under the Subadvisory Agreement. The Board noted that the Sub-Advised Funds were relatively new and had not attracted significant assets and determined to address economies of scale when the Sub-Advised Funds had significant assets.

     Overall Conclusions

     Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements continue to be fair and reasonable and that the continuation of the Advisory Agreements is in the best interests of the Funds.

TRUST INFORMATION

BOARD OF TRUSTEES                                    INVESTMENT ADVISER
Randall C. Barnes                                    Claymore Advisors, LLC
Ronald A. Nyberg                                     Lisle, IL
Ronald E. Toupin, Jr.
                                                     INVESTMENT SUBADVISER
OFFICERS                                             (UEM)
J. Thomas Futrell                                    Mellon Capital Management
Chief Executive Officer                              Corporation
                                                     San Francisco, CA

Steven M. Hill                                       DISTRIBUTOR
Chief Accounting Officer, Chief Financial            Claymore Securities, Inc.
Officer and Treasurer                                Lisle, IL

Kevin M. Robinson                                    ADMINISTRATOR
Chief Legal Officer                                  Claymore Advisors, LLC
                                                     Lisle, IL
Bruce Saxon
Chief Compliance Officer                             ACCOUNTING AGENT, CUSTODIAN
                                                     AND TRANSFER AGENT
Melissa J. Nguyen                                    The Bank of New York Mellon
Secretary                                            New York, NY

William H. Belden III                                LEGAL COUNSEL
Vice President                                       Dechert  LLP
                                                     New York, NY
Chuck Craig
Vice President                                       INDEPENDENT REGISTERED
                                                     PUBLIC ACCOUNTING FIRM
                                                     Ernst & Young LLP
                                                     Chicago, IL


PRIVACY PRINCIPLES OF THE TRUST FOR SHAREHOLDERS

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

QUESTIONS CONCERNING YOUR SHARES OF THE TRUST?

o    If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 949-3837, by visiting Claymore's website at www.claymore.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Claymore's website at www.claymore.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that based on such evaluation, the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3) Not Applicable.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and
Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust
             -----------------------------------
By:      /s/ J. Thomas Futrell
         -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    February 8, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ J. Thomas Futrell
         -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    February 8, 2010

By:      /s/ Steven M. Hill
         -----------------------------------------------------------------------

Name:    Steven M. Hill

Title:   Treasurer and Chief Financial Officer

Date:    February 8, 2010